UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-5038

Clearwater Investment Trust
(Exact name of registrant as specified in charter)

2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930
(Address of principal executive offices) (Zip code)

Owen T. Meacham, Esq. The Northern Trust Company 50 South LaSalle Street, B-9 Chicago, IL 60603
(Name and address of agent for service)

Copy to:

John O’Hanlon
Dechert LLP
200 Clarendon Street
27th Floor
Boston, Massachusetts 02116

Registrant’s telephone number, including area code:    651-228-0935

Date of fiscal year end:   12/31/2010

Date of reporting period:   12/31/2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders

CLEARWATER INVESTMENT TRUST

Clearwater Growth Fund

Clearwater Small Cap Fund

Clearwater Tax-Exempt Bond Fund

Clearwater International Fund

Annual Report

for the year ended

December 31, 2010

Letter to our shareholders (unaudited)

February 28, 2011

We are pleased to present to you this annual report, which provides detailed information as to the financial and investment performance of your Clearwater Funds. The Clearwater Growth, Small Cap, Tax-Exempt Bond, and International Funds all reported positive performance for the year ended December 31, 2010. The Clearwater Small Cap Fund and the Clearwater International Fund also both outperformed their respective indices for the same period.

We encourage you to read this annual report as it contains important information about your Clearwater Funds. In addition, this report includes information describing the contract renewal process in December 2010, during which your Board of Trustees reviewed the performance of your investment manager, Clearwater Management Company and each of the Clearwater subadvisers. This report also includes information describing the contract approval process in September 2010 for the three new subadvisers, Heartland, Osterweis, and Knightsbridge, hired to manage portions of the Clearwater Growth Fund portfolio as it changed to a multi-manager, multi-style approach.

We also encourage you to watch for the updated prospectus and statement of additional information to be mailed to you at the end of April. The updated prospectus and statement of additional information include important information for you as a Clearwater Funds shareholder.

We hope the information contained within this report is helpful to you. We thank you for your continued confidence and for choosing to invest with us.

George Weyerhaeuser, Jr.	Philip W. Pascoe
CEO, Clearwater Investment Trust	President, Clearwater Management Company

Discussion of Clearwater Funds’ Performance

Clearwater Growth Fund
The Clearwater Growth Fund seeks long-term growth of capital. Current income, to the extent income is produced by the stocks held by the Fund, is a secondary objective. During December 2010, the Clearwater Growth Fund changed from a passively managed fund designed to track the Russell 1000® Index and managed by a single subadviser, Parametric Portfolio Associates (“Parametric”) to a multi-manager, multi-style fund. The Growth Fund now has four subadvisers. Parametric, with approximately 60% of the Fund’s assets, manages its portion of the Fund’s assets to mirror the Russell 1000® Index. During December 2010, three new subadvisers, Heartland Advisers, Inc. (“Heartland”), Osterweis Capital Management, LLC (“Osterweis”), and Knightsbridge Asset Management, LLC (“Knightsbridge”) were added to the Fund. The remaining 40% of the Fund’s assets are divided between these three managers who all utilize an active management style.

2010 Market Overview:
The U.S. stock market, in which the Growth Fund primarily invests, expanded during 2010, with significant gains during the fourth quarter. For example, the S&P 500 Index was up 10.8% in the final three months of the year, accounting for the bulk of the S&P 500’s 15% gain for all of 2010. Whether the result of a second round of quantitative easing by the Federal Reserve or the extension of the Bush-era tax cuts, the Federal government appeared to have had a great deal of influence on the stock market gains in the last quarter of the year. All economic sectors were up in the fourth quarter, led by the cyclicals, those most sensitive to changes in the overall economy, including Energy (+21%), Materials (+19%), Consumer Discretionary ( +13%) and Industrials (+12%). The worst performing were the defensive sectors of Utilities (+1%), Health Care (+4%) and Consumer Staples (+6%) as investors were not as focused on sectors that can weather a slumping economy.

2010 Performance:
The Clearwater Growth Fund’s return for 2010 was a positive 14.4%, net of fees, as compared to a positive 16.10% for the Russell 1000® Index, the Fund’s benchmark. The portion of the portfolio managed by Parametric gained 16.03%, gross of fees. The variance in performance to the Fund’s benchmark resulted primarily from timing related to the investment of cash within the portfolio. During December 2010, a portion of the Fund’s assets were transferred from Parametric to Heartland, Osterweis, and Knightsbridge. These transfers were both in cash, as Parametric sold assets with built-up capital gains in order to take advantage of expiring capital loss carry forwards and, where appropriate, in securities. As Heartland, Osterweis, and Knightsbridge were in the process of fully investing their portions of the Fund’s assets during December 2010, the performance for their portions of the Fund’s portfolio is not being reported for the year ended December 31, 2010. Heartland, Osterweis, and Knightsbridge have each provided information as to their outlook for 2011 as described below:

2011 Outlook (Heartland):
The portfolio funded in early December and was nearly fully invested by year’s end. As we look into 2011, we have a positive, though balanced view on the economy. We are cognizant of several risks to the outlook including an unsettled housing picture, an increasing threat of inflation, stubbornly high unemployment and fiscal austerity facing all levels of government. However, these risks are balanced against positive news on corporate profits, increasing deal activity and return of investor flows into equities. Against this backdrop, we are confident there will be ample opportunity to apply our disciplined investment process, seeking value in companies with high quality earnings and strong balance sheets.

2011 Outlook (Osterweis):
We believe the additional stimulus from the recent Federal tax bill modestly improves visibility on 2011 GDP growth, but many of the cyclical and structural headwinds confronting the economy that have been in place over much of the past 24 months remain. Notwithstanding these systemic challenges, we continue to think the path of least resistance for the stock market is up. Even a continued, gradual economic recovery should allow many companies to deliver meaningful earnings and cash flow growth. A modest rise in interest rates seems likely in 2011 but, historically, this has not derailed a stock market recovery as long as economic growth remains intact. Moreover, corporate balance sheets are so strong that a modest increase in borrowing costs should not materially impact earnings or cash flows. In fact, we could see a significant increase in mergers & acquisition activity in the coming year as corporate America makes strategic moves before interest rates move higher in coming years. We hasten to note that we remain fully aware of the risks posed by being heavily invested in a market that has rallied over 90% up off of its lows just 22 months ago. To balance the increased risk represented by our higher equity exposure, we remain keenly focused on out-of-favor, undervalued, larger cap equities that have lagged recently.

2011 Outlook (Knightsbridge):
A strong upward move in equities in recent months has produced conditions of improved investor sentiment and limited volatility. In the near term, we see potential for an equity correction of 5% or more, based on our observation that historically, bull markets have experienced temporary pullbacks of notable magnitude, particularly during periods of elevated optimism and positive investor sentiment. Consequently, we are more cautious in investing new capital added to client portfolios at this time, opting to hold up to 35% in cash reserves in anticipation of such correction. We would likely view any pullback as an opportunity to deploy these cash reserves, given our expectation that equity valuation will expand further into 2011. Our assumptions around valuation are based on our belief that eventual bond fund outflows will make their way into U.S. equities and U.S. companies will continue to deliver earnings growth throughout the year. We continue to maintain exposure to gold (through the equity securities of gold mining companies), given concerns regarding inflation, currency and sovereign debt issues. We currently are finding value in the equities of out-of-favor natural gas producers and are expecting a multi-year recovery in associated stocks. Finally, our portion of the Clearwater Growth Fund portfolio is generally tilted toward names more sensitive to inflation and economic recovery, along with exposure to recovering financial stocks.

Clearwater Small Cap Fund
The Fund normally invests at least 80% of its assets in equity securities of small companies. The Fund defines “small companies” as issuers with market capitalizations no greater than the range of capitalizations of the companies included in the Russell 2000® Index at the time of investment. Equity securities consist primarily of exchange traded common and preferred stocks and convertible securities. The Fund may invest up to 20% of its assets in microcap securities. The Fund uses a “multi-style, multi-manager” approach with two subadvisers who employ distinct investment styles; Kennedy Capital Management (“Kennedy”) and Keeley Asset Management (“Keeley”).

2010 Market Overview:
During 2010, several market dynamics and specific events affected the portfolio. The underlying fuel for much of this year’s performance was simply growing investor confidence in economic recovery. Consumer and corporate purse strings, which had been severely constricted during the two previous years, gradually loosened during 2010. Consumer spending grew, capital equipment orders rose, and more goods made their way across the country and across the globe. While confidence in a recovery is a somewhat vague factor, there was also a much more direct force driving stocks higher – cash and credit availability. A number of factors also set a positive tone for the markets late in the year, including the agreement in Washington to extend the Bush-era tax cuts. Investors also were heartened by a rebound in global equity markets along with encouraging reports on retail sales. Meanwhile, commodity prices were on the rise with gold, silver, copper, and oil all at or near multi-year high price levels. Finally, there was a noticeable uptick in durable goods orders into the end of the year, and third quarter GDP was revised upward to 2.60%. Despite this good news, we have not seen a meaningful improvement in employment. The unemployment rate continues to be stuck near the 9.80% level. In addition, housing continues to weigh heavily on the recovery, as home prices have come under further pressure. Both of these factors remain a concern in 2011.

2010 Performance:
The Clearwater Small Cap fund posted a strong one-year return of 30.0%, net of fees and expenses, outperforming its benchmark, the Russell 2000® Index, which gained 26.9%. Performance commentary by each of the Fund’s two subadvisers is included below:

Kennedy Performance Commentary: In 2010, our portion of the Clearwater Small Cap Fund generated a return of 33.2% (gross of fees), outperforming the Russell 2000® benchmark return of 26.9%. As was the case in 2009, security selection was the deciding factor in our annual outperformance. Sector allocation was a negative factor this year, although it detracted less than 1% from performance. The strongest areas of outperformance – each of which added over 100 basis points – were the Industrial, Consumer Discretionary, and Health Care sectors. We underperformed in Energy and Information Technology. Within the Energy sector, we experienced several negative impacts to the portfolio. We were invested in companies influenced by the slowdown of activity in the Gulf of Mexico due to the oil spill, which resulted from government-imposed regulatory restrictions. We also had exposure to natural gas prices, through the equity securities of natural gas producers, which we believe were driven lower by growing supply in several nascent fields, including the Marcellus and Haynesville shale plays. On the positive side, acquisitions and confidence in the global economy contributed to gains in our Consumer Discretionary and Industrial stocks.

Keeley Performance Commentary: For the 12 months ended December 31, 2010, our portion of the Clearwater Small Cap portfolio underperformed its benchmark, the Russell 2000® Index. The portfolio increased approximately 24.26%, gross of fees, versus an increase of 26.9% for the benchmark. From a sector contribution perspective, the Industrials and Materials sectors contributed positively to returns as both sectors had strong stock selection. However, stock selection in the Information Technology and Financials sectors detracted from performance, as did an over-weight allocation to the Energy sector. While domestic equities were strong across the board for the year, small cap stocks continued to outpace large cap stocks. Among small cap stocks, all sectors in the Russell 2000® Index had positive returns during the year.

2011 Outlook (Kennedy):
As we consider performance drivers for 2011, several elements influence our thinking. First, we are seeing low to negative effective interest rates in the U.S. economy. The Federal Reserve is supporting this through its extraordinary bond purchase commitments. Furthermore, investor bond allocations remain at historically high levels. As low effective interest rates incentivize investors to migrate away from lower risk assets, we expect demand for equities will grow, expanding multiples. More specifically, we expect secular and cyclical revenue growth for our portfolio companies and solid margin expansion. The economy is operating at relatively low capacity utilization rates, and companies have done an admirable job of constraining expenses. Therefore, as revenues grow, we believe gross margins will ratchet higher and operating leverage will be positive. Finally, we closely follow credit availability and see the strong increases in high yield issuance and leveraged loans as distinct positives for our small cap companies. In general, we believe that the market is underestimating earnings growth simply from refinancing debt.

2011 Outlook (Keeley):
Although a number of challenges remain, we expect a slow, but positive recovery. Additionally, valuations continue to be attractive, as an improving credit environment and enhanced stability in the financial system has provided more clarity and visibility regarding future prospects. Merger and acquisition activity, the number of companies emerging from bankruptcy, and the projected number of spin-offs are all evidence that credit markets are improving. This is critical if our companies are to experience prolonged growth and especially important to our corporate restructuring investment philosophy. Looking ahead, in this slow growth economy we believe that companies of all sizes and in all sectors will increasing rely on corporate restructuring to help maximize shareholder value. Since restructuring is what we have focused on for over 20 years, we believe that we have an advantage in this market environment. We continue to identify attractive opportunities in today’s environment and we remain committed to our value driven strategy which buys stocks of relatively unknown (spin-offs) and out of favor (below book value) companies.

Clearwater Tax-Exempt Bond Fund
The Fund invests at least 80% of its assets in tax-exempt securities, which are debt obligations issued by or for the U.S. states, territories and possessions and the District of Columbia. The interest on these securities is generally exempt from both U.S. regular federal income tax and U.S. federal alternative minimum tax. However, the Fund may invest up to 20% of its assets in securities that generate interest income subject to federal alternative minimum tax for individuals. The Fund invests in both revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source, and in general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality. The Fund’s subadviser, Sit Fixed Income Advisers II, LLC (“Sit”), provides day to day management for the Fund.

2010 Market Overview:
Tax-exempt fixed income markets returned to near normalcy for the first ten months of 2010 after the liquidity crisis of 2008, which was caused by downgrades of bond insurers, failures of auction-rate securities, unwinding of leveraged positions and the collapse of Bear Stearns and Lehman Brothers. Liquidity began improving early in 2009, and was enhanced by many government programs, including TARP, TALF, PPIP and BABs. Furthermore, the $787 billion fiscal stimulus bill enacted in February 2009 provided support for many state and local governments and helped the economy return to growth in the second half of 2009. The market continued to enjoy benefits from these programs in the first ten months of 2010. However, once the Federal Reserve announced plans to engage in another round of quantitative easing (QE2) in early November 2010, the Treasury market began to sell off rapidly, and took the tax-exempt bond market with it. The tax-exempt bond market was further negatively impacted by the apparent expiration of the Build America Bond (“BAB”) program, and a significant ratcheting up of headline risk, as some politicians and analysts began beating the drum about increased likelihood and magnitude of municipal defaults. While the concerns expressed appear to apply to only a very small number of municipal bond issuers, all have been painted with the same brush. The weakening of prices and disconcerting media reports led to significant outflows from tax-exempt bond funds beginning in early November. These outflows have put additional pressure on prices of tax-exempt bonds.

The Federal Reserve held the federal funds rate near zero throughout 2009 and 2010. In addition, the Federal Reserve continued to use many other means to pump liquidity into fixed income markets. The U.S. Treasury yield curve flattened considerably during the year. Long-term and intermediate Treasury yields finished the year about 50 basis points lower, while short-term yields remained below 1%. On the other hand, the tax-exempt yield curve steepened. Long-term tax-exempt yields actually rose about 10 basis points during 2010, while short-term yields were relatively unchanged, remaining below 1%. Heavy issuance in the government bond markets continued and issuance picked up considerably in the corporate and tax-exempt bond markets as the liquidity crisis abated.

2010 Performance (Sit):
The Clearwater Tax-Exempt Bond Fund returned 3.0%, net of fees, for the year ended December 31, 2010. The Fund’s benchmark, the Barclays 5-Year Muni Index gained 3.4% over the same period. Given the Federal Reserve’s accommodative policies and the steep tax-exempt yield curve, we lengthened the Fund’s average life duration, a measure of the Fund’s sensitivity to changes in interest rates, to 6.2 years from 5.6 years during the year, while yield rose due to the weakness in market conditions in November and December. For comparison, the Fund’s benchmark had duration of 4.0 years at December 31, 2010. Revenue bonds and general obligation bonds produced similar returns during 2010, with revenue bonds returning 2.6% for the year, while general obligation bonds returned 2.7%. Furthermore, longer duration underperformed intermediate duration, but lower quality issues outperformed those of higher credit quality, as investors sought yield. The Fund’s performance, with its heavy emphasis on revenue bonds, was in line on an absolute basis due to the sectors and structures in which it was invested, despite its longer duration.

2011 Market Outlook (Sit):
We expect growth to remain positive throughout 2011, although it may slow somewhat in the second half of the year, as the Federal Reserve looks to wean the economy off its accommodative policies of the past few years and the federal government’s stimulus runs out of steam. With the housing and subprime mortgage mess still unwinding and unemployment still elevated, interest rates may continue to be volatile during the year. We expect revenue bonds to again be strong performers in 2011, as the Federal Reserve’s accommodative policies should continue to allay liquidity concerns in the market, and investor focus remains on yield. General obligation bond performance should remain weak on a relative basis, however, as many cities, counties and states continue to experience revenue shortfalls despite the economy pulling out of recession. In addition, potential problems funding retirement pension and healthcare obligations still persist, and are now the subject of many of the negative media reports afflicting the municipal market. The Treasury yield curve should remain relatively steep, with yields rising across the curve, while the tax-exempt yield curve grows somewhat flatter, with short-term rates rising and long-term tax-exempt yields steadier after the recent sell off. BABs ate up over $200 billion of tax-exempt supply in 2009 and 2010, helping tax-exempt bonds outperform. If BABs are not reauthorized, the tax-exempt market may feel a little additional supply pressure. The Fund’s longer duration and its use of non-rated bonds have positioned it opportunistically for the economic and interest rate environment that we expect in 2011.

Clearwater International Fund
The Fund generally invests at least 80% of the value of its net assets in equity securities that trade in markets outside the United States. Such securities are generally issued by companies domiciled outside of the United States or companies that derive more than half of their revenues or pre-tax income from activities occurring outside of the United States. The Fund diversifies its investments among a number of different countries throughout the world, and may invest in companies of any size. The Fund generally does not invest more than 20% of its net assets in the equity securities of developing or emerging market issuers. The Fund uses a “multi-style, multi-manager” approach. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently has four subadvisers, Parametric Portfolio Associates (“Parametric”), AXA Rosenberg Investment Management LLC (“AXA Rosenberg”), Artisan Partners Limited Partnership (“Artisan Partners”), and Eagle Global Advisors, LLC (“Eagle”).

2010 Market Overview:
2010 proved to be a volatile year for equities as investors see-sawed between the fear of a double-dip recession and the hope for economic recovery. Economic influences included the European sovereign debt crisis, Chinese policy tightening concerns and new U.S. stimulus measures. However, a powerful year-end rally helped the global equity market post its best fourth quarter return in years as markets ended the year above their pre-Lehman crisis levels. Global equity markets reacted positively to the Federal Reserve embarking on a second round of quantitative easing as well as legislation extending tax breaks. Markets also showed resilience to the European sovereign debt crisis and improving economic and corporate news in key developing and emerging markets helped markets finish the year on a high note. International equities, as measured by the MSCI EAFE® Index, ultimately ended the year with a healthy gain of 7.8%.

2010 Performance:
The Clearwater International Fund outperformed its benchmark, the MSCI World, ex USA Index, gaining 11.4%, net of fees, versus the Index’s 9.4%. Performance commentary from each of the Fund’s four subadvisers is included below:

Parametric Performance Commentary: The performance of our portion of the Fund’s portfolio was 9.3%, gross of fees, versus the Fund’s benchmark performance of 9.4%. The MSCI World, ex USA Index does not include fees or expenses. Parametric manages its portion of the portfolio to mirror as closely as possible the MSCI World, ex USA Index, and the variance in performance to the Fund’s benchmark resulted primarily from timing related to the investment of cash within the portfolio.

Axa Rosenberg Performance Commentary: For the year ended December 31, 2010, our portion of portfolio outperformed the Fund’s benchmark, showing a 21.30%, gross of fees, return versus 9.4% for the MSCI World, ex USA Index. Our strong exposure to mid cap stocks benefited the portfolio’s return as did underweight exposures to Financials, Healthcare, and Telecomm, and overweight exposures to Consumer Discretionary and Materials. While the portfolio benefited from sector and industry exposure, stock selection was a negative factor as valuation and earnings were not consistently rewarded until the fourth quarter. Large differences in stock contribution fell across sectors. Selection within Machinery, IT Hardware, Chemicals and Instruments were positive for the year while Metals, Media, Oil and Retail stocks lagged their peers. Some industries, however, experienced strong rationalization between prices and earnings: within Machinery, Hitachi posted a 77% return for the year, and Weir Group PLC and Hyundai Mipo Dockyard both posted returns over 120%; Chemicals holdings Arkema SA, and Mitsubishi Chemical captured returns of 98% and 63% respectively.

Artisan Partners Performance Commentary: During the year ended December 31, 2010, our portion of the Fund returned 20.49%, gross of fees, outperforming the MSCI World ex USA Index, which returned 9.4%. Stock selection was a key driver of performance during the period. Performance of the following stocks had a positive impact on the portfolio during the period: Panalpina Welttransport Holding AG, a Swiss-based freight forwarder; Signet Jewelers Limited, a jewelry retailer in the U.S. and U.K.; Tyco Electronics Ltd., a maker of electronic connectors; Experian PLC, a U.K. credit information firm; and Compass Group PLC, a catering company. Notable detractors included: Home Retail Group plc, a U.K.-based general merchandise retailer; Total SA, a French oil company; Covidien plc, a maker of medical products; Societe Television Francaise 1, operator of the French television channel TF1; and Carpetright plc, a carpet and floor coverings retailer.

Eagle Performance Commentary: For the year ended December 31, 2010 our portion of the Fund returned 4.68%, gross of fees, underperforming the MSCI World ex USA Index return of 9.4%. The entirety of the underperformance occurred in the first half of the year as sovereign debt concerns dominated world headlines. During the second half of the year our sector weightings added to overall performance, but poor stock selection detracted from these gains. Portfolio exposures in Europe, particularly to Portugal, Italy, Ireland, Greece, and Spain (“PIIGS”) region, were particularly hard hit during the second half of the year. Overall, the year’s final six months proved to be more productive for the portfolio as investor emotions calmed and global markets began to react to fundamental news. While emerging markets outpaced developed markets for the year, the portfolio has historically maintained an underweight to emerging markets which certainly detracted from performance in 2010.

2011 Outlook (Axa Rosenberg):
Our investment process is designed to capitalize on the belief that earnings matter and that investors will eventually reconcile prices paid for earnings delivered. We would expect that our earnings and valuation profiles will outperform as investors refocus on the relationship between earnings and prices. In our earnings forecasts, we continue to see improvement in the earnings profiles of companies around the world. Our fundamental approach shows that earnings revisions, based on one year forecasts, have been positive. As the recovery takes hold, we would expect investors to take a more consistent approach in evaluating companies with superior earnings and valuation profile that are expected to outperform as they have done historically.

2011 Outlook (Artisan Partners):
As we enter 2011, we believe that the previous two years afforded value investors a truly rare opportunity to invest in high-quality companies at historically low valuations. In 2011, we see that valuations for high-quality businesses (particularly outside the U.S.) have risen, and that therefore it will be more difficult to find high-quality growth stocks at cheap prices. We expect that this will mean increased portfolio turnover as we sell equities which we believe are close to their intrinsic value and seek to purchase new or existing securities at more attractive valuations.

2011 Outlook (Eagle):
Signs point to a continuation of growth in many of the major economies of the world, but stresses are mounting in some regions. The biggest stress point continues to be Europe. Signs of faster growth appeared in Germany and Northern Europe while the economies of the PIIGS have slowed. While Europe made progress in crafting some policies to assist the financing needs of the struggling countries, the central economic and political problems remain. The main economic problem is that the Euro is too strong for the weak economies to boost their exports; absent a weak Euro, these economies have to suffer an “internal devaluation” of wages and prices which is very painful and incompatible with closing large budget deficits. At the same time a weakened Euro is boosting exports of Germany and Northern Europe, whose productivity makes their wages effectively competitive. One help would be for the prospering economies to subsidize the economies of the struggling economies, but this is politically difficult. We expect Europe will muddle through this mess with a series of highly disguised bailouts, but it will be a difficult road. The developing countries of Asia, in particular China, are struggling with rising inflation, and are starting to raise interest rates and enact policies to cool off sectors of overheating. While we expect these actions will continue during 2011, we do not expect the high growth of these developing countries to be derailed as the underlying trends are very strong.

Comparison of the Change in Value of a $10,000 Investment in the Clearwater
Growth Fund and the Russell 1000 Index

Comparison of the Change in Value of a $10,000 Investment in the Clearwater
Small Cap Fund and the Russell 2000 Index

Comparison of the Change in Value of a $10,000 Investment in the Clearwater
Tax Exempt Bond Fund and the Barclays 5-Year Municipal Bond Fund Index

Comparison of the Change in Value of a $10,000 Investment in the Clearwater
International Fund and the MSCI World ex-US Index

* Clearwater International Fund inception date.

Fund Expense Example
(unaudited)

As a shareholder of the Funds, you incur costs, including management fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing costs which the Funds pay directly, you as a shareholder indirectly bear the expenses of any outside exchange traded funds or mutual funds in which the Funds invest. (These are also referred to as “acquired fund” and those indirect expenses represent the Funds’ pro rata portion of the cumulative expenses charged by the acquired funds.)

The example provided is based on an investment of $1,000 invested at the beginning of the period and held for the six month period ended December 31, 2010.

Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Clearwater Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the second section of the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you compare the relative total costs of the Clearwater Funds to funds that charge transaction costs and/or sales charges or redemption fees.

Actual	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During the Period July 1, 2010 thru December 31, 2010*
Growth Fund	$1,000.00	$1,222.50	$1.74
Small Cap Fund	$1,000.00	$1,294.10	$5.49
Tax-Exempt Bond Fund	$1,000.00	$986.90	$1.80
International Fund	$1,000.00	$1,252.00	$4.54

Hypothetical (5% return before expenses)
Growth Fund	$1,000.00	$1,023.64	$1.58
Small Cap Fund	$1,000.00	$1,020.42	$4.84
Tax-Exempt Bond Fund	$1,000.00	$1,023.39	$1.84
International Fund	$1,000.00	$1,021.17	$4.08

*Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Growth Fund (a)	0.30%
Small Cap Fund	0.95%
Tax-Exempt Bond Fund	0.36%
International Fund	0.80%

(a) The expense ratio for the Growth Fund represents the blended expense ratio during the period. The management fee of the Fund was reduced through voluntary waivers to 0.28%, until December 1, 2010, when the voluntary waivers were discontinued and the expense ratio of the fund returned to 0.45%.

Quarterly Portfolio Schedule of Investments

The Funds file a complete schedule of their portfolio holdings as of the close of the first and third quarters of their fiscal years with the SEC on Form N-Q. Shareholders may request copies of Form N-Q free of charge by calling the Transfer Agent toll free at 1-888-228-0935 or by sending a written request to: Fiduciary Counselling, Inc, 30 East 7th Street, Suite 2000, St. Paul, MN 55101 Attn: Clearwater Investment Trust Transfer Agent. These filings are also available on the SEC’s Internet site at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the public reference room may be obtained by calling 1-800-SEC-0330.

Voting Proxies on Fund Portfolio Securities

The funds have established Proxy Voting Policies and Procedure (“Policies”) that the funds use to determine how to vote proxies relating to portfolio securities. They also report, on Form N-PX, how the Funds voted any such proxies during the most recent 12-month period ended June 30. Shareholders may request copies of the Policies or Form N-PX free of charge by calling the Transfer Agent toll free at 1-888-228-0935 or by sending a written request to: Fiduciary Counselling, Inc, 30 East 7th Street, Suite 2000, St. Paul, MN 55101 Attn: Clearwater Investment Trust Transfer Agent. Form N-PX is also available from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

EXECUTIVE OFFICERS AND TRUSTEES

Information About the Funds’ Independent Trustees

Name, Address, and Age	Positions Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Last 5 Years	Number of Portfolios in the Fund Complex Overseen by the Trustee	Other Directorships Held by the Trustee
Lucy R. Jones (69) 30 East 7th Street, Saint. Paul, Minnesota 55101	Trustee	Tenure: 11 yrs Term: Indefinite	Private Investor	4	None

Charles W. Rasmussen (44)[1] 30 East 7th Street, Saint. Paul, Minnesota 55101	Trustee	Tenure: 11 yrs Term: Indefinite	President and Chief Executive Officer, P&G Manufacturing, Inc. (air filtration equipment, 2002- Present);	4	None

Laura E. Rasmussen (47)[1] 30 East 7th Street, Saint. Paul, Minnesota 55101	Trustee	Tenure: 11 yrs Term: Indefinite	Business Owner	4	None

Justin H. Weyerhaeuser (37) 30 East 7th Street, Saint. Paul, Minnesota 55101	Trustee	Tenure: 3 yrs Term: Indefinite	Attorney	4	None

1 Mr. Rasmussen and Ms. Rasmussen are spouses-in-law, and are nieces or nephews of Mr. F. T. Weyerhaeuser (see below).

EXECUTIVE OFFICERS AND TRUSTEES

Information About the Funds’ Officers and Interested Trustee

Name, Address, and Age	Positions Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Last 5 Years	Number of Portfolios in the Fund Complex Overseen by the Trustee	Other Directorships Held by the Trustee
George H. Weyerhaeuser, Jr. (57) 30 East 7th Street, Saint. Paul, Minnesota 55101	Trustee, Chairman, Chief Executive Officer and Treasurer	As Trustee; Tenure: 4 yrs Term: Indefinite As Officer; Tenure: 4 yr Term: Reappointed annually	Senior Vice President, Technology, Weyerhaeuser Company (1998 - 2006) Director, Clearwater Management Company (1987- 2006) Member, Advisory Board, Pictet Advisory Overseas Services Ltd (2009 - Present)	4	Foss Waterway Development Authority, Fermi Research Alliance

Frederick T. Weyerhaeuser (79)[1] 30 East 7th Street, Saint. Paul, Minnesota 55101	Trustee, Vice President and Secretary	As Trustee; Tenure: 23 yrs Term: Indefinite As Officer; Tenure: 23 yrs Term: Reappointed Annually	Private Investor	4	Potlach Corporation (1960 - 2003)

1 Mr. F. T. Weyerhaeuser is an interested trustee due to his daughter’s position as a director of Clearwater Management Company, the Funds’ adviser.

EXECUTIVE OFFICERS AND TRUSTEES

Information About the Funds’ Officers and Interested Trustee

Name, Address, and Age	Positions Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Last 5 Years	Number of Portfolios in the Fund Complex Overseen by the Trustee	Other Directorships Held by the Trustee
Jennifer D. Lammers (50)	Chief Compliance Officer	Tenure: September 2009- Present Term: Reappointed Annually

Clearwater Management Company, Inc: Chief Compliance Officer, 9/09 - Present; Fiduciary Counselling, Chief Financial Officer and Chief Compliance Officer, 9/09 - Present; RiverSource Investments and RiverSource Funds, Chief Compliance Officer, 2006 - 2009; President, Tamarack Funds, 2003 - 2006

				N/A	N/A
30 East 7th Street, Saint. Paul, Minnesota 55101

Additional information about the Fund Directors is available in the Funds’ Statement of Additional Information (SAI). The SAI is available, without charge, upon request, by contacting the transfer agent at (888) 228-0935 or writing the Funds at 2000 Wells Fargo Place, 30 East 7th Street, St. Paul, Minnesota 55101-4930. The Funds do not have an Internet Web site.

Approval of the Investment Management and Subadviser Service Agreements

Clearwater Management Company (“CMC”) is responsible for managing the investment programs and strategies for the Growth Fund, Small Cap Fund, Tax-Exempt Bond Fund, and International Fund (collectively, “the Funds”). CMC also provides other administrative services to the Funds, and these services, as well as its investment management services, are provided to the Funds under an agreement (the “Management Agreement”). CMC conducts due diligence when selecting each subadviser (collectively, the “Subadvisers”) for the Funds and oversees the performance of the Subadvisers. The Subadvisers provide portfolio management and related services for the Funds under individual subadvisory agreements (the “Subadvisory Agreements”).

On an annual basis, the Funds’ Board of Trustees (the “Trustees”) including the independent trustees, considers renewal of the Management Agreement and the Subadvisory Agreements. In addition, the Trustees may periodically consider the retention of new subadvisers and may also review any individual subadvisory agreement.

The Trustees met in-person on September 17-18, 2010 to consider the retention of three additional subadvisers for the Growth Fund, Heartland Advisors, Inc. (“Heartland”), Knightsbridge Asset Management, LLC (“Knightsbridge”) and Osterweis Capital Management, LLC (“Osterweis”), as well as the renewal of the subadvisory agreement with AXA Rosenberg Investment Management LLC (“AXA Rosenberg”), a subadviser to the International Fund. Prior to the meeting, the Trustees requested, received, and reviewed written responses and supporting materials from Heartland, Knightsbridge, Osterweis and AXA Rosenberg. These written responses were received in response to questions posed to them on behalf of the Trustees. In addition to these materials, the Trustees also reviewed materials presented to them by CMC as to the proposed changes to the Growth Fund from a single manager, passively-managed fund, to a multi-manager, multi-style fund. CMC further presented information as to the due diligence process in identifying and proposing these additional subadvisers to the Trustees. The Trustees also received information as to proposed subadvisory fees for each additional subadviser. During this meeting, counsel to the Funds reviewed with the Trustees the various factors relevant to their consideration of the Subadvisory Agreements, and the Trustees’ responsibilities related to their review. The Trustees also reviewed information on the investment performance of AXA Rosenberg and the recent changes in ownership, which had resulted in a change of control at the organization. The Trustees considered information presented throughout the year in addition to the materials presented at the September 2010 Board meeting. The Trustees considered a number of factors, including those discussed below, that they believed to be relevant. No single factor determined whether or not an agreement would be approved but rather the totality of factors considered was determinative. Following an analysis and discussion, the Trustees, including all independent trustees present, approved the Heartland, Knightsbridge and Osterweis subadvisory agreements for an initial two-year period, and approved the renewal of the AXA Rosenberg subadvisory agreement for a one-year period.

Nature, Extent and Quality of Services Provided
The Trustees considered information presented as to the services to be provided by Heartland, Knightsbridge and Osterweis, as well as their investment expertise, resources and capabilities. The Trustees considered the services provided by AXA Rosenberg, as well as its investment expertise, resources and capabilities. The Trustees reviewed information regarding the financial condition of Heartland, Knightsbridge, Osterweis and AXA Rosenberg as related to their ongoing ability to provide services as specified under their respective subadvisory agreements. The Trustees considered AXA Rosenberg’s ability to continue to provide the services specified in its subadvisory agreement given the Securities and Exchange Commission’s on-going investigation of a coding error in AXA Rosenberg’s quantitative investing model. Based on their analysis of the data presented, the Trustees concluded that they were generally satisfied with the nature and quality of the proposed services for the additional subadvisers to the Growth Fund, as well as those being provided by AXA Rosenberg as described in the respective subadvisory agreements.

Investment Performance
The Trustees considered AXA Rosenberg’s performance in the period since the International Fund’s inception on February 5, 2009. The Trustees concluded that they were satisfied with AXA Rosenberg’s investment management performance to date. The Trustees did not consider the investment performance of Heartland, Knightsbridge and Osterweis as their services to the Growth Fund had not yet commenced.

Comparative Fees and Cost of Services Provided
The Trustees reviewed the proposed fees to be paid to Heartland, Knightsbridge and Osterweis and the fees paid to AXA Rosenberg. The Trustees reviewed reports describing the total expense ratios of the Growth and International Funds in comparison to those of similarly situated funds. In addition, throughout the year, the Trustees reviewed information as to the expense ratios of the Growth and International Funds compared to the median expense ratio of a peer group of funds with a comparable investment strategy. The Trustees reviewed information provided by each of the subadvisers as to fees they charge to other subadvisory clients.

Profitability
The Trustees considered that Heartland, Knightsbridge, Osterweis and AXA Rosenberg are each independent firms and their advisory fees charged are the result of arm’s length bargaining between them and CMC under the supervision of the Trustees.

Based on the factors as described above, the Trustees, including all of the independent trustees present, concluded that subadvisory fees were fair and reasonable in view of the investment performance and quality of services proposed for the additional subadvisers for the Growth Fund and for AXA Rosenberg for the International Fund. In reaching this conclusion, no single factor was considered determinative.

At their in-person meeting on December 3-4, 2010, the Trustees considered the renewal of the Management Agreement and those of the Subadvisory Agreements for Artisan Partners Limited Partnership, Eagle Global Advisors, LLC, Keeley Asset Management Corp., Kennedy Capital Management, Inc., Parametric Portfolio Associates, Sit Fixed Income Advisors II, LLC (“Existing Subadvisers”) which had not been previously considered at their in-person meeting on September 17-18, 2010 (the “Existing Subadvisory Agreements”). Prior to the meeting, the Trustees requested, received, and reviewed written responses from CMC and the Existing Subadvisers to questions posed to them on behalf of the Trustees and supporting materials relating to those questions and responses. The information presented at the meeting, including performance and expense data obtained from independent sources were designed to assist the

Trustees in making their determination as to the renewal of the Management Agreement and Existing Subadvisory Agreements. Also during this meeting, counsel to the Funds reviewed with the Trustees the various factors relevant to their consideration of the Management Agreement and Existing Subadvisory Agreements, and the Trustees’ responsibilities related to their review. In addition to the information presented on December 3-4, 2010, at each regularly scheduled meeting throughout the year, the Trustees reviewed information on the investment performance and financial results of the Funds. The Trustees considered a number of factors, including those discussed below, that they believed to be relevant. No single factor determined whether or not an agreement would be approved but rather the totality of factors considered was determinative. Following an analysis and discussion of the factors described below, the Trustees, including all independent trustees present, approved renewal of the Management Agreement and the Existing Subadvisory Agreements for an additional one-year period.

Nature, Extent and Quality of Services Provided
The Trustees considered information presented as to the services provided by CMC and the Existing Subadvisers, as well as their investment expertise, resources and capabilities. The Trustees considered the quality of the Existing Subadvisers previously recommended by CMC, as well as the ongoing work performed by CMC to recommend enhancements as to individual fund management or creation of new funds. The Board of Trustees specifically noted the work performed by CMC to enhance the Growth Fund to a multi-manager, multi-style approach through the identification and hiring of additional subadvisers during 2010. The Trustees reviewed information regarding the financial condition of CMC and the Existing Subadvisers as related to their ongoing ability to provide services as specified under the Management Agreement and Existing Subadvisory Agreements. Based on their analysis of the data presented, the Trustees concluded that they were generally satisfied with the nature and quality of the services being provided under the Management Agreement and respective Existing Subadvisory Agreements.

Investment Performance
The Trustees reviewed specific information as to the investment performance of the Funds as compared to the performance of their respective benchmark indices and peer groups over various periods of time. The Trustees also reviewed reports summarizing the net assets, redemptions and purchases of shares of the Funds during 2010. The Trustees concluded that they were satisfied with CMC and the Existing Subadvisers’ investment performance to date.

Comparative Fees and Cost of Services Provided
The Trustees reviewed the fees paid to CMC and the Existing Subadvisers. The Trustees reviewed reports describing both the management fees charged by CMC and the total expense ratios of the Funds in comparison to those of similarly situated funds. In addition, throughout the year, the Trustees reviewed information as to the expense ratios of the Funds compared to the median expense ratio of a peer group of funds with a comparable investment strategy. The Trustees also reviewed information provided by each of the Existing Subadvisers as to fees they charge to other subadvisory clients. The Trustees noted the ongoing efforts of CMC to reduce fees paid by shareholders via voluntary waivers which were in place for the International Fund, Small Cap Fund and Tax-Exempt Fund for the entirety of 2010 and for the Growth Fund until it brought on additional subadvisers. The Trustees also noted the commitment of CMC to subsidize the operating costs of the multi-manager Growth Fund until such time as a revised fee structure to reflect the change from a single manager to multi-manager, multi-style could be presented to shareholders for approval.

Management Profitability
The Trustees also reviewed CMC’s profitability, particularly noting CMC’s payment of fees and expenses normally absorbed by mutual fund shareholders. The Trustees concluded that profitability levels for CMC were reasonable. The Trustees considered that the Existing Subadvisers are each independent firms and their advisory fees charged are the result of arm’s length bargaining between them and CMC under the supervision of the Trustees.

Economies of Scale
The Trustees considered whether economies of scale might be realized by CMC as the Funds’ assets grow, and whether there also might be benefits from such growth for the Funds’ shareholders. The Trustees noted that the Growth, Tax-Exempt and Small Cap Funds have been in operation for a number of years, and based on the distribution strategy of the Funds will probably not see significant increases in size. The Trustees noted that the International Fund’s assets had remained relatively stable throughout 2010. However, the Trustees determined that they would continue to monitor the assets of the Funds and consider whether there were additional opportunities to realize benefits from economies of scale for shareholders in the future.

Based on the factors as described above, the Trustees, including all of the independent trustees present, concluded that the investment management fees and subadvisory fees were fair and reasonable in view of the investment performance and quality of services provided. In reaching this conclusion, no single factor was considered determinative.

Additional information regarding AXA Rosenberg
On February 3, 2011, AXA Rosenberg announced that the firm had reached a settlement with the Securities and Exchange Commission regarding the investigation of the coding error in AXA Rosenberg’s quantitative investing model. The terms of this settlement require AXA Rosenberg to pay compensation to any client adversely affected by the coding error. The terms of the settlement further require AXA Rosenberg to pay an additional civil penalty and implement certain changes in their internal policies and procedures.

Federal Tax Information
(unaudited)

Qualified Dividend Income Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), 100% and 93.52% of ordinary dividends paid during the years ended December 31, 2009 and 2010, respectively, for the Growth Fund, 81.15% of ordinary dividends paid during the year ended December 31, 2010 for the Small Cap Fund, and 47.02% and 88.34% of ordinary dividends paid during the period ended December 31, 2009 and the year ended December 31, 2010, respectively, for the International Fund are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates in 2010.

Foreign Tax Credit The International Fund made an election that will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid by them. The amounts per share which represent income from sources within foreign countries and the foreign tax credit were $0.8606 and $0.0262, respectively. None of the Fund’s income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

KPMG LLP
4200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Clearwater Investment Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Clearwater Growth Fund, Clearwater Small Cap Fund, Clearwater Tax-Exempt Bond Fund, and Clearwater International Fund (funds within Clearwater Investment Trust) (the Funds) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Clearwater Growth Fund, Clearwater Small Cap Fund, Clearwater Tax-Exempt Bond Fund, and Clearwater International Fund as of December 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
February 28, 2011

KPMG LLP is a Delaware limited liability partnership,
the U.S. member firm of KPMG International Cooperative
(“KPMG International”), a Swiss entity.

CLEARWATER INVESTMENT TRUST

Statements of Assets and Liabilities

December 31, 2010

	Growth Fund	Small Cap Fund	Tax-Exempt Bond Fund	International Fund
Assets
Investments in securities, at fair value (identified cost: $235,991,349 Growth Fund; $198,513,218 Small Cap Fund; $540,111,121 Tax-Exempt Bond Fund; $251,930,522 International Fund)	$342,738,497	258,189,507	514,761,290	346,584,265
Foreign currencies, at value (cost: $399,062)	—	—	—	406,917
Receivable for securities sold	1,907,846	592,896	1,720,240	25,788
Receivable for shares of beneficial interest sold	123,000	—	6,002	377,000
Accrued dividend and interest receivable, less the allowance for uncollectible interest of $641,634 (Tax-Exempt Bond Fund)	340,975	260,848	6,711,192	432,113
Foreign tax reclaim receivable	396	—	—	266,736
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	5,103
Unrealized appreciation on foreign currency transactions	—	—	—	7
Total assets	345,110,714	259,043,251	523,198,724	348,097,929
Liabilities
Payables for investment securities purchased	425,781	2,218,044	6,278,437	1,008,666
Payables for fund shares redeemed	—	7,400	—	—
Accrued investment advisory fee	284,341	581,081	478,004	674,554
Payable for dividend distribution	—	—	240,161	—
Foreign currencies, at value (cost: $129,147)	130,885	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	56
Unrealized depreciation on foreign currency transactions	—	—	—	9
Total liabilities	841,007	2,806,525	6,996,602	1,683,285
Net assets	$344,269,707	256,236,726	516,202,122	346,414,644
Capital
Capital stock and additional paid-in capital (authorized unlimited number of shares at no par value for each Fund: outstanding 13,051,993; 13,700,302; 56,990,436; and 24,170,121 shares, respectively)	$248,675,305	209,547,076	549,001,982	252,033,680
Undistributed net investment loss	—	—	(20,090)	(807,038)
Accumulated net realized gain (loss) from investments and foreign currency transactions	(11,151,008)	(12,986,639)	(7,429,939)	500,869
Unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currencies	106,745,410	59,676,289	(25,349,831)	94,687,133
Net assets	$344,269,707	256,236,726	516,202,122	346,414,644
Net asset value per share of outstanding capital stock	$26.38	18.70	9.06	14.33

See accompanying notes to financial statements.

2

CLEARWATER INVESTMENT TRUST

Statements of Operations

Year ended December 31, 2010

	Growth Fund	Small Cap Fund	Tax-Exempt Bond Fund	International Fund
Investment income:
Income:
Dividends (net of foreign taxes withheld of $2,033, $1,534, $0, and $725,737 respectively)	$5,797,345	2,093,168	2,264,224	7,736,466
Interest	136	1,147	26,676,165	3,032
Total income	5,797,481	2,094,315	28,940,389	7,739,498
Expenses:
Investment advisory fee	1,376,681	3,045,202	3,237,313	3,014,913
Voluntary fee reduction	(470,608)	(902,282)	(1,294,925)	(602,982)
Total net expenses	906,073	2,142,920	1,942,388	2,411,931
Net investment income (loss)	4,891,408	(48,605)	26,998,001	5,327,567
Realized and unrealized gain (loss) on investments:
Net realized gain on security transactions	6,916,468	32,392,758	1,110,682	2,107,855
Net realized gain on litigation proceeds	40,557	5,576	—	—
Net realized loss on forward foreign currency exchange contracts	—	—	—	(1,897)
Net realized loss on foreign currency transactions	(1,647)	—	—	(73,500)
Net change in unrealized appreciation (depreciation) on security transactions	31,769,819	28,799,775	(11,571,237)	27,583,851
Net change in unrealized appreciation on forward foreign currency exchange contracts	—	—	—	4,115
Net change in unrealized depreciation on foreign currency transactions	(1,738)	—	—	(2)
Net change in unrealized appreciation on translation of other assets and liabilities denominated in foreign currencies	—	—	—	29,610
Net gain (loss) on investments	38,723,459	61,198,109	(10,460,555)	29,650,032
Net increase in net assets resulting from operations	$43,614,867	61,149,504	16,537,446	34,977,599

See accompanying notes to financial statements.

3

CLEARWATER INVESTMENT TRUST

Statements of Changes in Net Assets

Years ended December 31, 2010 and 2009

	Growth Fund		Small Cap Fund
	12/31/2010	12/31/2009	12/31/2010	12/31/2009
Operations:
Net investment income (loss)	$4,891,408	4,693,990	(48,605)	(66,057)
Net realized gain (loss) on investments	6,955,378	(8,594,039)	32,398,334	(12,244,262)
Net change in unrealized appreciation/depreciation	31,768,081	68,041,563	28,799,775	71,407,497
Net increase in net assets resulting from operations	43,614,867	64,141,514	61,149,504	59,097,178
Distributions to shareholders from:
Net investment income	(5,115,464)	(4,613,011)	(215,518)	—
Net realized gain on investments	—	—	—	—
Total distributions to shareholders	(5,115,464)	(4,613,011)	(215,518)	—
Capital share transactions:
Proceeds from shares sold	20,011,202	85,875,365	7,569,800	75,386,269
Reinvestment of distributions from net investment income and gain	5,115,464	4,613,011	215,518	—
Payments for shares redeemed	(12,544,217)	(54,091,900)	(26,817,519)	(40,994,631)
Increase (decrease) in net assets from capital share transactions	12,582,449	36,396,476	(19,032,201)	34,391,638
Total increase in net assets	51,081,852	95,924,979	41,901,785	93,488,816
Net assets:
At the beginning of the year	293,187,855	197,262,876	214,334,941	120,846,125
At the end of the year	$344,269,707	293,187,855	256,236,726	214,334,941
Undistributed net investment income (loss)	$—	133,061	—	— (1)

	Tax-Exempt Bond Fund		International Fund
	12/31/2010	12/31/2009	12/31/2010	12/31/2009	(2)
Operations:
Net investment income	$26,998,001	25,093,557	5,327,567	3,061,595
Net realized gain (loss) on investments	1,110,682	(3,545,962)	2,032,458	5,561,677
Net change in unrealized appreciation/depreciation during the period	(11,571,237)	62,240,551	27,617,574	67,069,559
Net increase in net assets from operations	16,537,446	83,788,146	34,977,599	75,692,831
Distributions to shareholders from:
Net investment income	(27,018,340)	(25,117,859)	(5,388,519)	(4,013,644)
Net realized gain on investments	—	—	(2,441,263)	(4,446,040)
Total distributions to shareholders	(27,018,340)	(25,117,859)	(7,829,782)	(8,459,684)
Capital share transactions:
Proceeds from shares sold	27,399,592	120,179,220	31,956,533	244,076,067
Reinvestment of distributions from net investment income and gain	26,778,179	25,117,859	7,829,782	8,459,684
Payments for shares redeemed	(69,888,506)	(32,421,588)	(13,421,383)	(26,867,003)
Increase (decrease) in net assets from capital share transactions	(15,710,735)	112,875,491	26,364,932	225,668,748
Total increase (decrease) in net assets	(26,191,629)	171,545,778	53,512,749	292,901,895
Net assets:
At the beginning of the period	542,393,751	370,847,973	292,901,895	—
At the end of the period	$516,202,122	542,393,751	346,414,644	292,901,895
Undistributed net investment income (loss)	$(20,090)	188	(807,038)	(679,781	)(1)

See accompanying notes to financial statements.

(1)

Certain prior year capital account balances have been reclassified to reflect permanent differences between financial reporting and federal income tax basis distributions. These reclassifications did not result in a change to the prior year net assets.

(2)	Period from February 5, 2009 (commencement of operations) to December 31, 2009.

4

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements

December 31, 2010

(1)	Organization

Clearwater Investment Trust (the “Trust”) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified open end management investment company and presently includes four series of funds: Clearwater Growth Fund, Clearwater Small Cap Fund, Clearwater Tax-Exempt Bond Fund, and Clearwater International Fund (the “Funds”). The Trust’s declaration of trust permits the Board of Trustees to create additional funds in the future. The investment objective of the Clearwater Growth, Small Cap, and International Funds is long- term capital growth. The investment objective of the Clearwater Tax-Exempt Bond Fund is high current income that is exempt from U.S. federal income tax, consistent with preservation of capital. The Clearwater International Fund commenced operations on February 5, 2009.

The Clearwater Growth Fund, using a “multi-style, multi-manager” approach, allocates portions of its assets among subadvisors who employ distinct investment styles. The Fund currently has four subadvisors, Parametric Portfolio Associates (“Parametric”), Heartland Advisors, Inc. (“Heartland”), Knightsbridge Asset Management, LLC (“Knightsbridge”) and Osterweis Capital Management, LLC (“Osterweis”). The allocation among subadvisors will vary over time, but the current intent of the Fund’s advisor is that under normal market conditions approximately 60% of the fund’s net assets will be allocated to Parametric; the remaining net assets will be allocated to one or more of the Fund’s three other subadvisors. Parametric manages its portion of the Fund’s assets in a passive management strategy so that its portion of the Fund’s holdings matches the holdings of the Russell 1000 Index as closely as possible.

The Clearwater Small Cap Fund invests primarily in equity securities of issuers with market capitalizations, at the time of investment, no greater than the range of capitalizations of the companies included in the Russell 2000® Index, an unmanaged, capitalization weighted index. The Fund may invest up to 20% of its assets in microcap securities, generally defined as securities with a market capitalization under $300 million.

The Clearwater Tax-Exempt Bond Fund invests at least 80% of its assets in municipal securities, which are debt obligations issued by or for the U.S. states, territories and possessions, and the District of Columbia. The interest on these securities is generally exempt from regular federal income tax and may also be exempt from federal alternative minimum tax. However, the Fund may invest up to 20% of its assets in securities that generate interest income subject to federal alternative minimum tax.

The Clearwater International Fund, using a “multi-style, multi-manager” approach, allocates portions of its assets among subadvisers who employ distinct investment styles. The Fund currently has four subadvisers, Parametric, AXA Rosenberg Investment Management LLC (“AXA Rosenberg”), Artisan Partners Limited Partnership (“Artisan Partners”), and Eagle Global Advisors, LLC (“Eagle”). The Fund generally invests at least 80% of the value of its net assets in equity securities that trade in markets outside the United States. Such securities are generally issued by companies domiciled outside of the United States or companies that derive more than half of their revenues or pre-tax income from activities occurring outside of the United States. The Fund diversifies its investments among a number of different countries throughout the world, and may invest in companies of any size. The Fund does not currently intend to invest more than 20% of its net assets in the equity securities of developing or emerging market issuers.

5	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements

December 31, 2010

(2)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Funds are as follows:

(a)	Investments in Securities

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Foreign security values are stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Debt securities maturing more than 60 days from the valuation date are valued at the market price supplied by an independent pricing vendor; those securities of sufficient credit quality with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Securities for which no market quotations are readily available (including those the trading of which has been suspended) or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Trustees. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security are valued at fair value as determined in good faith by the Pricing and Valuation Committee as designated by the Board of Trustees. Such determinations are then reviewed and approved by the Board of Trustees.

Security transactions are accounted for on the trade date which is the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date or, for foreign securities, as soon as the information is available. Interest income, including amortization of original issue discount and premium, is accrued daily.

(b)	Foreign Currency Translations

The International Fund invests in securities which are purchased and sold in foreign currencies as a principal investment strategy. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The value of the International Fund’s assets, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations with realized and unrealized gain (loss) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions on the Statements of Operations. The International Fund also will incur costs in converting U.S. dollars to local currencies, and vice versa. The International Fund therefore may enter into foreign currency transactions as a principal investment strategy.

6	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements

December 31, 2010

Risks may arise upon investing in foreign securities including, but not limited to, political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income tax and possible delays in the settlement of foreign stock exchange transactions. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

(c)	Forward Foreign Currency Exchange Contracts

The International Fund enters into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or the portfolio position. The objective of the International Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. Forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The International Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency.

Risks may arise upon entering into forward foreign currency exchange contracts from the potential of the issuer to default on its obligations under the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect realized gains or losses, if any, in net realized gain (loss) on foreign currency transactions and unrealized gains or losses in unrealized appreciation (depreciation) on forward foreign currency exchange contracts. Additional information on derivative instruments and how these positions may impact the financial statements is found in Note 8.

(d)	Spot Contracts

The International Fund routinely enters into spot contracts in order to buy or sell a certain amount of foreign currency at the current market rate, with settlement occurring in two business days. The International Fund may enter into spot contracts in order to make payments, or to receive payments, based on trading activity in a foreign currency. A spot contract allows the International Fund to buy or sell foreign currency on the day it chooses to deal. From time to time, the Growth Fund may also enter into spot contracts in order to make or receive payments due to trading activity in a foreign currency on a non-U.S. exchange.

Risks may arise upon entering into spot contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar in a short period of time. Additional information on derivative instruments and how these positions may impact the financial statements is found in Note 8.

7	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements

December 31, 2010

(e)	Delayed Delivery Transactions and When-Issued Securities

Certain Funds may engage in securities transactions on a when-issued or delayed-delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations. When delayed-delivery purchases are outstanding, a Fund will segregate liquid assets on their records in amounts sufficient to meet the purchase price. A Fund may dispose of or renegotiate a delayed-delivery transaction, which may result in a capital gain or loss.

(f)	Short-Term Investments

Each Fund currently invests uninvested cash in money market portfolios of Northern Institutional Funds. The Growth, Small Cap and International Funds currently invest in the Government Select Portfolio and the Tax-Exempt Bond Fund currently invests in the Tax-Exempt Portfolio. Northern Institutional Funds is an investment company advised by Northern Trust Investments, N.A. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”). Northern Trust serves as custodian for the Trust.

The Government Select Portfolio primarily invests in securities issued by the U.S. government, government agencies, and government-sponsored enterprises. The Tax-Exempt Portfolio primarily invests in high-quality short-term municipal instruments.

(g)	Recoverable Taxes

The balance disclosed as foreign tax reclaim receivable represents net amounts withheld by foreign governments on dividend income earned in the respective countries subject to reclamation. All reclaims are paid directly to the Growth and International Funds, respectively.

(h)	Federal Taxes

The Trust’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. On a calendar-year basis, the Funds intend to distribute substantially all of their net investment income and net realized gains, if any, to avoid the payment of federal income and excise taxes. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes.

Management has analyzed the Funds’ tax positions taken on federal tax returns for all open tax years and has concluded that as of December 31, 2010, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and Minnesota state income and federal excise tax returns for the 2007, 2008, 2009 and 2010 tax years for which the applicable statutes of limitations have not expired remain subject to examination by the Internal Revenue Service and state departments of revenue.

Net investment income and net realized gains (losses) for the Funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the period or fiscal year in which amounts are distributed may differ from the period or year that the income or realized gains

8	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements

December 31, 2010

(losses) were recorded by the Funds. The tax character of distributions paid by the Funds during the years ended December 31, 2010 and 2009 was as follows:

	Tax-Exempt		Ordinary Income
	2010	2009	2010	2009
Growth Fund	$—	—	5,115,464	4,613,011
Small Cap Fund	—	—	215,518	—
Tax-Exempt Bond Fund	26,457,141	24,795,282	321,038	322,577
International Fund*	—	—	6,288,664	8,459,684

*Commenced investment operations on February 5, 2009.

	Long-Term Capital Gains
	2010	2009
Growth Fund	$—	—
Small Cap Fund	—	—
Tax-Exempt Bond Fund	—	—
International Fund*	1,541,118	—

*Commenced investment operations on February 5, 2009.

9	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements

December 31, 2010

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

	Growth Fund	Small Cap Fund	Tax-Exempt Bond Fund	International Fund

Undistributed ordinary income	$—	—	—	341,826
Undistributed capital gain	—	—	—	635,976
Accumulated capital losses	(10,839,788)	(12,956,601)	(7,429,939)	—
Unrealized appreciation (depreciation)	106,434,190	59,646,251	(25,349,831)	93,403,162
Total	$95,594,402	46,689,650	(32,779,770)	94,380,964

On the statements of assets and liabilities, due to permanent book-to-tax differences, the following adjustments have been made:

	Growth Fund	Small Cap Fund	Tax-Exempt Bond Fund	International Fund

Undistributed net
investment income (loss)	$90,995	$264,123	$61	$(66,305)
Accumulated net realized gain (loss)	1,647	—	—	66,305
Additional paid-in capital	(92,642)	(264,123)	(61)	—

(i)	Distributions to Shareholders

Distributions to shareholders from net investment income, if any, are declared annually for the Growth, Small Cap, and International Funds and declared daily, payable monthly, for the Tax-Exempt Bond Fund. Distributions to shareholders from net realized gains, if any, are declared annually for all Funds. Distributions are paid in cash or reinvested in additional shares at the direction of the shareholders.

(j)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(k)	Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Auditing Standards Updated (“ASU”) No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”). ASU 2010-06 amends ASC 820, “Fair Value Measurements and Disclosures” (formerly

10	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements

December 31, 2010

FASB Statement No. 157). Specifically, ASU 2010-06 requires entities to disclose: a) the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers; b) the reasons for any transfers in or out of Level 3; and c) information in the reconciliation of recurring Level 3 measurements about purchases, sales issuances and settlements on a gross basis. In addition, ASU 2010-06 clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. The requirement to separately disclose purchases, sales, issuances and settlements of recurring Level 3 measurements will be effective for the Clearwater Investment Trust as of the Form N-Q to be filed for the period ended March 31, 2011. At this time, management is evaluating the implications of this requirement under ASU 2010-06 and the impact it will have to the Funds’ financial statement disclosures. All other disclosures required by ASU 2010-06 were adopted on January 1, 2010, and are reflected in these financial statements.

	(l)	Indemnification

Under each Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

(3)		Fair Value Measurements

Fair value is an estimate of the price the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments, as described in Note 2(a) above. These inputs are summarized in the three broad levels listed below.

	•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

	•	Level 3 – valuations based on unobservable inputs, which may include the advisor’s own assumptions in determining the fair value of an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the investments of each Fund as of December 31, 2010 using the fair value methodology and levels described above:

11	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements

December 31, 2010

	Growth Fund (a)
	Level 1	Level 2	Level 3	Total
Common Stocks	$318,526,306	$—	$—	$318,526,306
Short Term Investments	24,212,191	—	—	24,212,191
Total	$342,738,497	$—	$—	$342,738,497

(a)	For the Growth Fund, 100% of the investment value is compromised of equity securities and short term investments. See the Fund’s Schedule of Investments for industry classification.

	Small Cap Fund (b)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer discretionary	$39,190,169	$—	$—	$39,190,169
Consumer staples	5,768,953	—	—	5,768,953
Energy	14,831,177	—	—	14,831,177
Financials	40,238,842	197,955	—	40,436,797
Healthcare	26,213,064	—	—	26,213,064
Industrials	52,918,103		—	52,918,103
Information technology	45,488,891	—	350	45,489,241
Materials	21,120,258	—	—	21,120,258
Utilities	7,088,025	—	—	7,088,025
Short Term Investments	5,133,720	—	—	5,133,720
Total	$257,991,202	$197,955	$350	$258,189,507

(b)

For the Small Cap Fund, 100% of the investment value is compromised of equity and short term investments. Common stocks are generally considered Level 1 securities. One common stock has been classified as a Level 2 investment as of December 31, 2010 based on the valuations using a bid price by service providers rather than a last traded or official close price. One common stock has been classified as a Level 3 investment as of December 31, 2010 based on a fair valuation determined by procedures adopted by the Board of Trustees.

12	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements

December 31, 2010

	Tax-Exempt Bond Fund (c)
	Level 1	Level 2	Level 3	Total
Closed-End Funds	$35,260,109	$—	$—	$35,260,109
Municipal Bonds
Airport	—	5,932,665	—	5,932,665
Bond Bank	—	1,529,315	—	1,529,315
Development	—	23,488,442	—	23,488,442
Education	—	48,788,912	—	48,788,912
Facilities	—	7,610,233	—	7,610,233
General	—	51,897,583	—	51,897,583
General Obligation	—	11,358,264	—	11,358,264
Higher Education	—	18,851,835	96,381	18,948,216
Housing	—	16,986,791	—	16,986,791
Medical	—	88,139,934	—	88,139,934
Mello-Roos	—	4,261,749	—	4,261,749
Multifamily Housing	—	34,301,742	—	34,301,742
Nursing Home	—	48,705,156	—	48,705,156
Pollution	—	5,160,361	—	5,160,361
Power	—	5,601,980	671,000	6,272,980
School District	—	12,299,921	—	12,299,921
Single Family Housing	—	43,871,060	—	43,871,060
Student Loan	—	8,867,996	—	8,867,996
Tobacco Settlement	—	2,147,056	—	2,147,056
Transportation	—	23,560,029	—	23,560,029
Utilities	—	3,290,389	—	3,290,389
Water	—	3,606,873	—	3,606,873
Total Municipal Bonds	—	470,258,286	767,381	471,025,667
Short Term Investments	8,475,514	—	—	8,475,514
Total	$43,735,623	$470,258,286	$767,381	$514,761,290

(c)

For the Tax-Exempt Bond Fund, 100% of the investment value is compromised of closed-end funds, municipal bonds securities, and short term investments. The municipal bond securities are generally considered Level 2 securities based on valuations using adjusted evaluated prices provided by the primary pricing provider. Certain municipal bond securities are classified as Level 3 investments as of December 31, 2010 based on fair valuations determined by procedures adopted by the Board of Trustees.

13	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements

December 31, 2010

	International Fund (d)
	Level 1	Level 2	Level 3	Total
Common Stocks	$335,562,959	$—	$—	$335,562,959
Preferred Stocks	2,448,377	—	—	2,448,377
Rights	5,431	—	—	5,431
Warrants	48	—	—	48
Corporate Bonds	—	—	819,483	819,483
Short Term Investments	7,747,967	—	—	7,747,967
Total	$345,764,782	$—	$819,483	$346,584,265

(d)

For the International Fund, 100% of the investment value is compromised of equity securities, corporate bonds, rights, warrants, and short term investments. See the Fund’s Schedule of Investments for geographical classification. The only security in the International Fund considered a Level 3 investment at December 31, 2010 is a corporate bond that currently is being valued based on unobservable inputs using an evaluated adjusted price provided by a service provider that is not deemed a primary pricing provider.

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets

Forward foreign currency exchange contracts	$—	$5,103	$—	$—
Foreign currency transactions	—	7	—	—

Liabilities

Forward foreign currency exchange contracts	$—	$(56)	$—	$—
Foreign currency transactions	—	(9)	—	—

Total Other Financial Instruments	$—	$5,045	$—	$—

The forward foreign currency exchange contracts and foreign currency transactions outstanding at December 31, 2010 are considered Level 2 investments due to the contracts and transactions being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate. Forward foreign currency exchange contracts and foreign currency transactions are shown on a gross basis in the above table and on the statement of assets and liabilities.

14	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements

December 31, 2010

The following is a reconciliation of investments for the Funds in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 12/31/2009	Net Realized Gains/(Losses)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Purchases/(Sales)	Net Transfers in And/or Out of Level 3 *	Balance as of 12/31/2010
Small Cap Fund
Information Technology	$—	$—	$—	$—	$350	$350
Total	$—	$—	$—	$—	$350	$350

Tax-Exempt Bond Fund
Power	$552,924	$—	$118,076	$—	$—	$671,000
Higher Education	—	—	20,000	—	76,381	96,381
Total	$552,924	$—	$138,076	$—	$76,381	$767,381

International Fund
Corporate Bonds	$995,466	$23,717	$126,855	$(326,555)	$—	$819,483
Common Stock	770,576	(18,011)	(31,966)	71,185	(791,784)	—
Total	$1,766,042	$5,706	$94,889	$(255,370)	$(791,784)	$819,483

* The value of Net Transfers In and/or Out of Level 3 was measured using the fair value as of the end of the year December 31, 2010. Additionally, no single security is deemed significant for separate breakout.

At December 31, 2009, one municipal bond in the Tax-Exempt Bond Fund was priced using a fair value as determined in good faith by the Pricing and Valuation Committee as designated by the Board of Trustees. At December 31, 2010, the municipal bond was priced using an evaluated adjusted price by a primary pricing provider. As a result, at December 31, 2010, this municipal bond was considered Level 2 investment rather than Level 3.

At December 31, 2009, in the International Fund, certain foreign equity securities that were restricted were also deemed illiquid. Another foreign equity security was also valued based on unobservable inputs. All of these securities were fair valued as a result of the Fund applying its good-faith valuation procedures and classified as Level 3. At December 31, 2010, the same foreign equity securities are valued at the closing exchange price and therefore are classified as Level 1 investments. In addition, at December 31, 2009, for certain foreign equity securities, the International Fund’s fair value trigger was met as a result of the monitoring of events impacting the value of securities after the closing of the exchange on which the securities principally trade, but before the calculation of the daily net asset value, resulting in certain securities being classified as Level 2. Since the fair value trigger was not met at December 31, 2010,

15	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements

December 31, 2010

these securities were transferred to level 1. The fair value of the securities transferred from Level 2 to Level 1, using the December 31, 2010 end of year fair value, was $272,044,107.

The forward foreign currency exchange contracts outstanding at December 31, 2010 in the International Fund are considered Level 2 investments since the contracts are marked-to-marked daily at the applicable exchange rates that have been adjusted from the initial quoted rate.

As of December 31, 2010, the total change in unrealized gains or losses on Level 3 securities still held at year end and included in the Statements of Operations was $0, $138,076, and $126,855, for the Small Cap, Tax-Exempt Bond, and International Funds, respectively.

(4)	Investment Security Transactions

The cost of purchases and proceeds from sales of securities, other than temporary investments in short term securities, for the year ended December 31, 2010, were as follows:

	Purchases	Sales
Growth Fund	$127,783,887	$140,121,018
Small Cap Fund	155,078,059	171,153,749
Tax-Exempt Bond Fund	151,609,389	159,178,599
International Fund	112,090,199	90,360,082

(5)	Capital Share Transactions

Transactions in shares of each fund for the years ended December 31, 2010 and 2009 were as follows:

	Growth Fund		Small Cap Fund
	2010	2009	2010	2009
Sold	834,658	4,317,991	493,809	6,858,845
Issued for reinvested distributions	193,841	197,053	11,507	—
Redeemed	(503,567)	(2,592,135)	(1,679,055)	(3,617,902)
Increase (decrease)	524,932	1,922,909	(1,173,739)	3,240,943

16	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements

December 31, 2010

	Tax-Exempt Bond Fund		International Fund*
	2010	2009	2010	2009
Sold	2,944,661	13,601,897	2,404,910	23,904,428
Issued for reinvested distributions	2,846,912	2,823,365	550,618	642,834
Redeemed	(7,420,481)	(3,640,932)	(1,042,676)	(2,289,993)
Increase (decrease)	(1,628,908)	12,784,330	1,912,852	22,257,269

* Commenced investment operations on February 5, 2009

(6)	Capital Loss Carry Over

For federal income tax purposes, the Growth Fund, Small Cap Fund, Tax-Exempt Bond Fund, and International Fund have capital loss carryovers of $10,839,788, $12,956,601, $7,429,939, and $0, respectively, at December 31, 2010, which, if not offset by subsequent capital gains, will expire as follows:

	Growth Fund	Small Cap Fund	Tax-Exempt Bond Fund	International Fund
Year of expiration:
2010	$—	—	—	—
2012	—	—	—	—
2013	—	—	—	—
2014	—	—	—	—
2015	—	—	411,406	—
2016	2,269,706	583,243	3,472,571	—
2017	8,570,082	12,373,358	3,545,962	—
Total	$10,839,788	12,956,601	7,429,939	—

The following capital loss carryforwards were utilized at December 31, 2010, for U.S. Federal income tax purposes:

Capital Losses
Growth Fund	6,958,118
Small Cap Fund	32,371,900
Tax-Exempt Bond Fund	1,110,682

17	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements

December 31, 2010

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

(7)     Expenses and Related-Party Transactions

The Trust has a contract for investment advisory services with Clearwater Management Company (“CMC”). Under terms of separate agreements, Clearwater Growth Fund, Clearwater Small Cap Fund, Clearwater Tax-Exempt Bond Fund and Clearwater International Fund pay a fee equal to an annual rate of 0.45%, 1.35%, 0.60% and 1.00% of average net assets, respectively. CMC is responsible for the payment or reimbursement of all the Funds’ expenses, except brokerage, taxes, interest, and extraordinary expenses. CMC has periodically reduced its management fee for each of the Funds through voluntary waivers. As of December 31, 2010, the management fees paid by the Small Cap, Tax-Exempt and International Funds net of voluntary waiver are 0.95%, 0.36%, and 0.80%, respectively. Previously, CMC periodically reduced its management fee for the Growth Fund through a voluntary waiver to 0.28%. Effective December 1, 2010, this voluntary waiver was discontinued. For the year ended, December 31, 2010, the effective expense rate for the Clearwater Growth Fund was 0.30%

In addition to fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of any acquired funds in which they invest, such as short-term investments in mutual funds and investments in closed-end funds. Such indirect expenses are not included in any of the reported expense ratios.

CMC has entered into sub advisory contracts with independent investment advisory firms for each fund to provide daily investment management services. The sub advisory fee for the Clearwater Growth Fund, payable to Parametric, Heartland, Osterweis and Knightsbridge, is equal to an annual rate of 0.14% of net assets, an annual rate of 0.65% of net assets, an annual rate of 0.75% of net assets, and an annual rate of 0.75% on the first $20 million in net assets it manages and then decreasing to 0.50% of net assets in excess of $20 million, respectively.

The sub advisory fee for the Clearwater Small Cap Fund, payable to Kennedy Capital Management, Inc. is equal to an annual rate of 0.85% on the first $50 million in net assets it manages and then decreasing to 0.80% of net assets in excess of $50 million.

The sub advisory fee for the Clearwater Small Cap Fund, payable to Keeley Asset Management, is equal to an annual rate of 1.00% on the first $2 million in net assets it manages, decreasing to 0.85% on the next $8 million in net assets, and further decreasing to 0.70% of net assets in excess of $10 million.

The sub advisory fee for the Clearwater Tax-Exempt Bond Fund, payable to Sit Fixed Income Advisers II, LLC, is equal to an annual rate of 0.40% on the first $20 million in net assets it manages and then decreasing in reduced percentages to 0.20% of net assets it manages in excess of $75 million.

18	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements

December 31, 2010

The sub advisory fee for the Clearwater International Fund, payable to Parametric, is equal to an annual rate of 0.15% of net assets. The sub advisory fee, payable to AXA Rosenberg, is equal to an annual rate of 0.85% on the first $50 million in net asses it manages, decreasing to 0.75% on the next $50 million in net assets, and further decreasing to 0.65% of net assets in excess of $100 million. The sub advisory fee, payable to Artisan Partners, is equal to an annual rate of 0.80% on the first $50 million in net assets it manages, decreasing to 0.60% on the next $50 million in net assets, and further decreasing to 0.50% of net assets in excess of $100 million. The sub advisory fee, payable to Eagle, is equal to an annual rate of 0.60% on the first $100 million in net assets it manages and then decreasing to 0.50% of net assets in excess of $100 million.

(8)    Derivative Instruments

Information concerning the types of derivatives in which the International Fund invests, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives in the International Fund by location as presented in the Statement of Assets and Liabilities as of December 31, 2010:

	ASSETS		LIABILITIES
Derivative Type	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Forward foreign	Unrealized appreciation on		Unrealized depreciation on
exchange	forward foreign currency		forward foreign currency
contracts	exchange contracts	$5,103	exchange contracts	$56

The following tables set forth by primary risk exposure the International Fund’s realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the year ended December 31, 2010:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS			CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERVIATIVE CONTRACTS
Derivative Type	Statement of Operations Location	Value	Derivative Type	Statement of Operations Location	Value
	Net realized loss on			Net change in unrealized
Forward foreign	forward foreign		Forward foreign	appreciation on forward foreign
exchange	currency exchange		exchange	currency exchange contracts
contracts	contracts	$(1,897)	contracts	during the year	$4,115

19	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements

December 31, 2010

The following table presents the volume of derivative activity for the year ended December 31, 2010. Derivative activity during the year is measured by number of transactions during the period and average notional amount for foreign exchange contracts.

	Foreign Exchange Contracts
	Number of Transactions	Average Notional Amount
Clearwater International Fund	508	$51,870

(9)	Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded there are no recognized or non-recognized subsequent events that require financial statement disclosure and/or adjustments to the financial statements.

20	(Continued)

CLEARWATER INVESTMENT TRUST

Financial Highlights

December 31, 2010

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years and selected information for each year is as follows:

	Year ended December 31,
Growth Fund	2010	2009	2008	2007	2006
Net asset value, beginning of year	$23.40	18.60	30.57	29.47	26.03
Income from investment operations:
Net investment income	0.38	0.39	0.51	0.48	0.40
Net realized and unrealized gain (loss)	2.99	4.78	(11.96)	1.10	3.44
Total from investment operations	3.37	5.17	(11.45)	1.58	3.84
Less distributions:
Dividends from net investment income	(0.39)	(0.37)	(0.52)	(0.48)	(0.40)
Distributions from net realized gains	—	—	—	—	—
Total distributions	(0.39)	(0.37)	(0.52)	(0.48)	(0.40)
Net asset value, end of year	$26.38	23.40	18.60	30.57	29.47
Total return (a)	14.4%	27.9%	(37.5)%	5.4%	14.8%
Net assets, end of year (000s omitted)	$344,270	293,188	197,263	330,991	291,513
Ratio of expenses, net of waivers, to average net assets (b) (c)	0.30%	0.28%	0.28%	0.28%	0.31%
Ratio of expenses, before waivers, to average net assets (b) (c)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income, net of waivers, to average net assets (b)	1.60%	1.98%	1.92%	1.61%	1.56%
Ratio of net investment income, before waivers, to average net assets (b)	1.45%	1.81%	1.75%	1.44%	1.42%
Portfolio turnover rate (excluding short-term securities)	43.65%	21.83%	14.71%	17.99%	5.24%

(a)	Total return figures are based on the change in net asset value of a share during the year and assume reinvestment of distributions at net asset value.

(b)	Effective December 1, 2010, the investment advisor discontinued the voluntary waiver previously in effect.

(c)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

21	(Continued)

CLEARWATER INVESTMENT TRUST

Financial Highlights

December 31, 2010

	Year ended December 31,
Small Cap Fund	2010	2009	2008	2007	2006
Net asset value, beginning of year	$14.41	10.39	16.68	18.71	18.09
Income from investment operations:
Net investment income (loss)	—	—	0.05	—	(0.04)
Net realized and unrealized gains (losses)	4.31	4.02	(6.29)	0.58	3.13
Total from investment operations	4.31	4.02	(6.24)	0.58	3.09
Less distributions:
Distributions from net investment income	(0.02)	—	(0.05)	—	—
Distributions from net realized gains	—	—	—	(2.61)	(2.47)
Total distributions	(0.02)	—	(0.05)	(2.61)	(2.47)
Net asset value, end of year	$18.70	14.41	10.39	16.68	18.71
Total return (a)	30.0%	38.7%	(37.4)%	3.1%	17.1%
Net assets, end of year (000s omitted)	$256,237	214,335	120,846	246,987	253,846
Ratio of expenses, net of waivers, to average net assets (b)	0.95%	0.95%	0.95%	0.98%	1.03%
Ratio of expenses, before waivers, to average net assets (b)	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss), net of waivers, to average net assets	(0.02)%	(0.04)%	0.32%	—%	(0.23)%
Ratio of net investment income (loss), before waivers, to average net assets	(0.42)%	(0.44)%	(0.08)%	(0.37)%	(0.55)%
Portfolio turnover rate (excluding short-term securities)	71.05%	95.13%	117.12%	115.19%	69.57%

(a)	Total return figures are based on the change in net asset value of a share during the year and assume reinvestment of distributions at net asset value.

(b)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

22	(Continued)

CLEARWATER INVESTMENT TRUST

Financial Highlights

December 31, 2010

Tax-Exempt	Year ended December 31,
Bond Fund	2010	2009	2008	2007	2006
Net asset value, beginning of year	$9.25	8.09	9.64	10.06	10.00
Income from investment operations:
Net investment income	0.47	0.47	0.46	0.46	0.43
Net realized and unrealized gains (losses)	(0.19)	1.16	(1.55)	(0.42)	0.06
Total from investment operations	0.28	1.63	(1.09)	0.04	0.49
Less distributions:
Distributions from net investment income	(0.47)	(0.47)	(0.46)	(0.46)	(0.43)
Distributions from net realized gains	—	—	—	—	—
Total distributions	(0.47)	(0.47)	(0.46)	(0.46)	(0.43)
Net asset value, end of year	$9.06	9.25	8.09	9.64	10.06
Total return (a)	3.0%	20.6%	(11.8)%	0.6%	5.3%
Net assets, end of year (000s omitted)	$516,202	542,394	370,848	337,395	283,745
Ratio of expenses, net of waivers, to average net assets (b)	0.36%	0.36%	0.37%	0.38%	0.42%
Ratio of expenses, before waivers, to average net assets (b)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income, net of waivers, to average net assets	5.00%	5.34%	5.03%	4.75%	4.66%
Ratio of net investment income, before waivers, to average net assets	4.76%	5.10%	4.80%	4.53%	4.48%
Portfolio turnover rate (excluding short-term securities)	28.95%	22.90%	32.20%	27.58%	40.20%

(a)	Total return figures are based on the change in net asset value of a share during the year and assume reinvestment of distributions at net asset value.

(b)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

23	(Continued)

CLEARWATER INVESTMENT TRUST

Financial Highlights

December 31, 2010

	Year ended December 31,	Period ended December 31,
International Fund	2010	2009 (c)(d)

Net asset value, beginning of period	$13.16	10.00
Income from investment operations:
Net investment income	0.23	0.19
Net realized and unrealized gains	1.27	3.35
Total from investment operations	1.50	3.54
Less distributions:
Distributions from net investment income	(0.23)	(0.18)
Distributions from net realized gains	(0.10)	(0.20)
Total distributions	(0.33)	(0.38)

Net asset value, end of period	$14.33	13.16

Total return (a)	11.4%	35.5%

Net assets, end of period (000s omitted)	$346,415	292,902

Ratio of expenses, net of waivers, to average net assets (b)	0.80%	0.92%

Ratio of expenses, before waivers, to average net assets (b)	1.00%	1.00%

Ratio of net investment income, net of waivers, to average net assets (b)	1.77%	1.74%

Ratio of net investment income, before waivers, to average net assets (b)	1.57%	1.66%

Portfolio turnover rate (excluding short-term securities)	30.82%	35.33%

(a)

Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Commenced investment operations on February 5, 2009.

(d)	Net investment income for the period ended was calculated using the average shares outstanding method.

24	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
December 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common stocks:
Consumer discretionary:
1,200	AARON S INC	$24,772	24,468
2,300	ABERCROMBIE & FITCH CO-CL A	50,218	132,549
1,500	ADVANCE AUTO PARTS INC	53,558	99,225
6,150	AMAZON.COM INC (b)	274,722	1,107,000
3,300	AMERICAN EAGLE OUTFITTERS	33,099	48,279
1,100	AUTOLIV INC (c)	19,410	86,834
500	AUTOZONE INC (b)	32,038	136,295
4,575	BED BATH & BEYOND INC (b)	120,780	224,861
4,800	BEST BUY CO INC	84,882	164,592
1,400	BIG LOTS INC (b)	15,477	42,644
1,900	BJ’S WHOLESALE CLUB INC (b)	62,368	91,010
2,200	BORGWARNER INC (b)	51,799	159,192
5,450	BRINKER INTERNATIONAL INC	73,275	113,796
5,300	BROCADE COMMUNICATIONS SYS (b)	27,300	28,037
6,400	CABLEVISION SYSTEMS-NY GRP-A	85,854	216,576
4,168	CARMAX INC (b)	50,984	132,876
7,800	CARNIVAL CORP	234,585	359,658
6,043	CBS CORP-CLASS B NON VOTING	52,350	115,119
2,400	CENTRAL EUROPEAN MEDIA ENT-A (b)(c)	50,118	48,840
5,100	CHICO’S FAS INC	55,562	61,353
11,800	CLEAR CHANNEL OUTDOOR-CL A (b)	98,115	165,672
5,000	COACH INC	19,161	276,550
40,567	COMCAST CORP-CLASS A	643,281	891,257
7,800	COSTCO WHOLESALE CORP	237,671	563,238
6,900	D R HORTON INC	46,031	82,317
2,300	DARDEN RESTAURANTS INC	47,909	106,812
1,500	DICK’S SPORTING GOODS INC (b)	24,803	56,250
14,821	DIRECTV-CLASS A (b)	174,284	591,803
2,000	DOLBY LABORATORIES INC-CL A (b)	43,420	133,400
3,350	DOLLAR TREE INC (b)	61,517	187,868
3,600	DREAMWORKS ANIMATION SKG-A (b)	77,238	106,092
5,320	EXPEDIA INC	102,537	133,479
500	FAMILY DOLLAR STORES	12,653	24,855
3,000	FOOT LOCKER INC	40,394	58,860
59,163	FORD MOTOR CO (b)	305,760	993,347
4,300	FORTUNE BRANDS INC	149,332	259,075
4,600	GAMESTOP CORP-CLASS A (b)	34,643	105,248
3,100	GANNETT INC	25,746	46,779
7,700	GAP INC/THE	112,586	170,478
4,500	GARMIN LTD (c)	104,221	139,455
7,500	GENTEX CORP	106,860	221,700
3,450	GENUINE PARTS CO	102,425	177,123
800	GUESS? INC	27,580	37,856
1,700	HANESBRANDS INC (b)	43,166	43,180
6,750	HARLEY-DAVIDSON INC	39,547	234,023
4,300	HARMAN INTERNATIONAL (b)	74,799	199,090
400	HASBRO INC	10,206	18,872
6,600	HERTZ GLOBAL HOLDINGS INC (b)	37,676	95,634
33,825	HOME DEPOT INC	22,060	1,185,905
2,710	IAC/INTERACTIVECORP (b)	66,598	77,777
15,600	INTERPUBLIC GROUP OF COS INC (b)	40,950	165,672
2,500	INTL GAME TECHNOLOGY	29,763	44,225
6,800	J.C. PENNEY CO INC	259,828	219,708
31,050	JOHNSON CONTROLS INC	874,850	1,186,110
7,750	KOHLS CORP (b)	86,001	421,135
2,800	LAMAR ADVERTISING CO-A (b)	29,498	111,552
5,738	LAS VEGAS SANDS CORP (b)	39,736	263,661
400	LEAR CORP (b)	31,536	39,484
2,500	LEGGETT & PLATT INC	48,888	56,900
4,700	LENNAR CORP-A	64,339	88,125
4,440	LIBERTY MEDIA CORP-CAP SER A (b)	22,396	277,766

See accompanying notes to financial statements.	25	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
December 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer discretionary (Cont’d):
9,800	LIBERTY MEDIA CORP-INTER A (b)	$30,625	154,546
1,272	LIBERTY MEDIA-STARZ SERIES A (b)	18,267	84,563
6,190	LIMITED BRANDS INC	70,745	190,219
46,400	LOWE’S COS INC	884,987	1,163,712
3,100	MACYS INC	29,714	78,430
1,600	MADISON SQUARE GAR INC-A (b)	18,242	41,248
41,730	MARKS & SPENCER PLC-ADR (c)(d)	485,763	479,895
4,969	MARRIOTT INTERNATIONAL-CL A	63,668	206,412
4,200	MATTEL INC	75,213	106,806
16,400	MCDONALD’S CORP	370,761	1,258,864
4,700	MCGRAW-HILL COMPANIES INC	121,958	171,127
2,200	MDC HOLDINGS INC	73,073	63,294
7,000	MGM RESORTS INTERNATIONAL (b)	61,970	103,950
13,000	MOHAWK INDUSTRIES INC (b)	768,826	737,880
34,000	NEWS CORP-CL A	354,723	495,040
4,400	NIKE INC -CL B	126,358	375,848
4,300	NORDSTROM INC	45,233	182,234
100	NVR INC (b)	51,543	69,102
2,395	OMNICOM GROUP	60,312	109,691
2,300	O’REILLY AUTOMOTIVE INC (b)	69,869	138,966
1,500	PANERA BREAD COMPANY-CLASS A (b)	69,668	151,815
1,600	PENN NATIONAL GAMING INC (b)	59,240	56,240
2,600	PETSMART INC	55,966	103,532
700	PHILLIPS-VAN HEUSEN	26,254	44,107
1,500	POLO RALPH LAUREN CORP	31,320	166,380
600	PRICELINE.COM INC (b)	55,053	239,730
8,600	PULTEGROUP INC (b)	87,785	64,672
6,200	RADIOSHACK CORP	75,547	114,638
3,000	REGAL ENTERTAINMENT GROUP-A	30,735	35,220
2,300	ROSS STORES INC	36,395	145,475
2,900	ROYAL CARIBBEAN CRUISES LTD (b)	48,744	136,300
600	SCRIPPS NETWORKS INTER-CL A	21,337	31,050
1,227	SEARS HOLDINGS CORP (b)	78,518	90,491
1,585	SHERWIN-WILLIAMS CO/THE	72,398	132,744
2,600	SIGNET JEWELERS LTD (b)(c)	52,469	112,840
700	SNAP ON INC	17,991	39,606
2,557	STANLEY BLACK & DECKER INC	72,048	170,987
15,250	STAPLES INC	239,208	347,243
15,750	STARBUCKS CORP	204,658	506,048
810	STARWOOD HOTELS & RESORTS	17,520	49,232
12,200	TARGET CORP	353,659	733,586
6,600	THOMSON REUTERS CORP	244,751	245,982
1,900	THOR INDUSTRIES INC	22,316	64,524
4,200	TIFFANY & CO	122,192	261,534
6,279	TIME WARNER CABLE	208,890	414,602
21,833	TIME WARNER INC	498,014	702,368
5,047	TJX COMPANIES INC	86,032	224,036
2,900	TOLL BROTHERS INC (b)	61,023	55,100
800	TRW AUTOMOTIVE HOLDINGS CORP (b)	18,215	42,160
3,227	URBAN OUTFITTERS INC (b)	61,561	115,559
1,700	VF CORP	87,064	146,506
8,457	VIACOM INC-CLASS B	218,418	334,982
5,300	VIRGIN MEDIA INC	78,460	144,372
1,966	WABCO HOLDINGS INC (b)	30,196	119,788
700	WABTEC CORP	25,602	37,023
26,396	WAL-MART STORES INC	1,091,485	1,423,536
29,960	WALT DISNEY CO/THE	587,934	1,123,800
2,300	WHIRLPOOL CORP	98,183	204,309
5,475	WYNDHAM WORLDWIDE CORP	24,500	164,030
1,600	WYNN RESORTS LTD	42,371	166,143
9,016	YUM! BRANDS INC	78,830	442,234
		15,047,555	29,767,888	8.65%

See accompanying notes to financial statements.	26	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
December 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer staples:
1,600	ALBERTO-CULVER CO	$38,952	59,264
31,300	ALTRIA GROUP INC	154,111	770,606
10,900	ARCHER-DANIELS-MIDLAND CO	201,692	327,872
7,162	AVON PRODUCTS INC	161,290	208,128
1,944	BROWN-FORMAN CORP-CLASS B	57,343	135,341
13,900	BUNGE LTD	938,386	910,728
2,500	CAMPBELL SOUP CO	82,729	86,875
1,500	CENTRAL EURO DISTRIBUTION CP (b)	21,353	34,350
2,000	CHURCH & DWIGHT CO INC	100,310	138,040
4,000	CLOROX COMPANY	216,975	253,120
32,261	COCA-COLA CO/THE	992,260	2,121,806
2,300	COCA-COLA ENTERPRISES	39,664	57,569
7,390	COLGATE PALMOLIVE CO	422,681	593,934
3,500	CONAGRA FOODS INC	67,841	79,030
6,000	CONSTELLATION BRANDS INC-A (b)	88,385	132,900
1,300	CORN PRODUCTS INTL INC	29,972	59,800
31,795	COSAN LTD-CLASS A SHARES (c)	441,269	433,048
44,922	CVS CAREMARK CORP	992,800	1,561,938
5,773	DEL MONTE FOODS CO	57,723	108,532
17,920	DIAGEO PLC-SPONSORED ADR (c)(d)	1,296,437	1,331,994
6,000	DR PEPPER SNAPPLE GROUP INC	125,060	210,960
1,867	ESTEE LAUDER COMPANIES-CL A	70,943	150,667
1,200	FLOWERS FOODS INC	25,434	32,292
12,400	GENERAL MLS INC	277,056	441,316
2,400	GREEN MOUNTAIN COFFEE ROASTE (b)	44,948	78,864
900	HANSEN NATURAL CORP (b)	30,956	47,052
1,900	HERBALIFE LTD (c)	52,204	129,903
1,700	HERSHEY CO / THE	62,743	80,155
3,500	HJ HEINZ CO	111,698	173,110
1,200	HORMEL FOODS CORP	43,206	61,512
1,600	JM SMUCKER CO/THE	64,617	105,040
2,300	KELLOGG CO	99,285	117,484
4,050	KIMBERLY CLARK CORP	202,323	255,312
21,538	KRAFT FOODS INC-CLASS A	246,937	678,662
14,600	KROGER CO	250,327	326,456
1,374	LORILLARD INC	34,726	112,750
800	MCCORMICK & CO-NON VTG SHRS	24,815	37,224
51,978	MERCK & CO. INC.	1,241,233	1,873,287
1,800	MOLSON COORS BREWING CO -B	54,437	90,342
11,515	NESTLE SA-SPONS ADR FOR REG (c)(d)	646,154	677,312
33,800	PEPSICO INC	1,372,242	2,208,154
34,432	PHILIP MORRIS INTERNATIONAL	359,253	2,015,305
51,160	PROCTER & GAMBLE CO/THE	926,550	3,291,123
300	RALCORP HOLDINGS INC (b)	18,248	19,503
3,000	REYNOLDS AMERICAN INC	29,474	97,860
47,419	SAFEWAY INC	1,001,322	1,066,453
13,350	SARA LEE CORP	110,338	233,759
4,400	SMITHFIELD FOODS INC (b)	81,906	90,772
7,900	SYSCO CORP	121,025	232,260
9,527	TYSON FOODS INC-CL A	111,285	164,055
42,930	UNILEVER N V -NY SHARES (c)	1,291,746	1,348,002
21,050	WALGREEN CO	255,879	820,108
4,400	WHOLE FOODS MARKET INC	116,392	222,597
		15,906,935	26,894,526	7.81%
Energy:
10,646	ANADARKO PETROLEUM CORP	387,404	810,799
12,291	APACHE CORP	803,684	1,465,456
1,700	ATWOOD OCEANICS INC (b)	51,221	63,529
3,300	BAKER HUGHES INC	131,950	188,661
1,504	CABOT OIL & GAS CORP	38,739	56,926
4,800	CAMERON INTERNATIONAL CORP (b)	124,988	243,504
8,700	CHESAPEAKE ENERGY CORP	167,088	225,417
34,095	CHEVRON CORP	1,499,394	3,111,169

See accompanying notes to financial statements.	27	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
December 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
7,800	CIMAREX ENERGY CO	$593,462	690,534
15,000	CLOUD PEAK ENERGY INC (b)	343,546	348,450
1,700	CONCHO RESOURCES INC (b)	49,632	149,039
29,844	CONOCOPHILLIPS	803,147	2,032,376
5,431	CONSOL ENERGY INC	148,332	264,707
1,000	CONTINENTAL RESOURCES INC/OK (b)	20,765	58,850
9,300	DENBURY RESOURCES INC (b)	88,950	177,537
37,700	DEVON ENERGY CORPORATION	2,459,521	2,959,827
400	DIAMOND OFFSHORE DRILLING	24,190	26,748
3,000	DRESSER-RAND GROUP INC (b)	98,595	127,770
17,400	EL PASO CORP	139,789	239,424
21,955	ENERGY TRANSFER EQUITY LP	869,738	857,782
18,750	ENSCO PLC-SPON ADR (c)(d)	941,499	1,000,875
26,075	ENTERPRISE PRODUCTS PARTNERS	1,074,465	1,084,981
6,200	EOG RESOURCES INC	160,571	566,742
3,700	EXCO RESOURCES INC	56,238	71,854
7,000	EXTERRAN HOLDINGS INC (b)	145,915	167,650
85,951	EXXON MOBIL CORP	3,404,310	6,284,737
1,200	FMC TECHNOLOGIES INC (b)	33,690	106,692
4,100	FRONTIER OIL CORP (b)	57,462	73,841
15,158	HALLIBURTON CO	274,762	618,901
3,100	HELMERICH & PAYNE	39,003	150,288
4,900	HESS CORP	313,547	375,046
2,000	HOLLY CORP	52,098	81,540
19,395	MAGELLAN MIDSTREAM PARTNERS	1,080,995	1,095,818
28,586	MARATHON OIL CORP	813,274	1,058,540
1,700	MASSEY ENERGY CO	54,661	91,205
5,200	MURPHY OIL CORP	172,519	387,660
8,722	NATIONAL OILWELL VARCO INC	214,854	586,555
5,142	NEWFIELD EXPLORATION CO (b)	222,527	370,790
4,200	NOBLE ENERGY INC	158,333	361,536
21,614	OCCIDENTAL PETROLEUM CORP	513,483	2,120,333
1,700	OCEANEERING INTL INC (b)	87,015	125,171
47,900	PATTERSON-UTI ENERGY INC	1,062,044	1,032,245
3,500	PEABODY ENERGY CORP	69,937	223,930
3,200	PIONEER NATURAL RESOURCES CO	48,507	277,824
3,300	PLAINS EXPLORATION & PRODUCT (b)	92,785	106,062
4,600	PRIDE INTERNATIONAL INC (b)	141,383	151,800
44,000	QEP RESOURCES INC	1,513,042	1,597,640
3,700	RANGE RESOURCES CORP	128,867	166,426
700	ROWAN COMPANIES INC (b)	19,887	24,437
23,400	SANDRIDGE ENERGY INC (b)	153,249	171,288
20,600	SCHLUMBERGER LTD	579,055	1,720,100
9,300	SOUTHWESTERN ENERGY CO (b)	163,645	348,099
2,400	SUNOCO INC	50,440	96,744
600	SUPERIOR ENERGY SERVICES INC (b)	21,266	20,994
1,800	TESORO CORP (b)	28,808	33,372
17,700	TIDEWATER INC	895,470	952,968
3,939	ULTRA PETROLEUM CORP (b)	180,069	188,166
14,210	VALERO ENERGY CORP	172,649	328,535
19,400	WEATHERFORD INTL LTD (b)(c)	279,487	442,320
1,300	WHITING PETROLEUM CORP (b)	73,760	152,347
113,840	WILLIAMS COS INC	2,623,645	2,814,124
		27,013,351	41,728,681	12.12%
Financials:
6,000	ACE LTD (c)	317,873	373,500
800	AFFILIATED MANAGERS GROUP (b)	48,196	79,376
9,850	AFLAC INC	262,100	555,836
700	ALEXANDRIA REAL ESTATE EQUIT	24,992	51,282
2,700	ALLIED WORLD ASSURANCE CO (c)	86,630	160,488
29,100	ALLSTATE CORP	985,329	927,708
19,433	AMERICAN EXPRESS CO	587,716	834,064
1,800	AMERICAN FINANCIAL GROUP INC	29,745	58,122
2,600	AMERICAN INTERNATIONAL GROUP (b)	40,854	149,812
3,591	AMERIPRISE FINANCIAL INC	94,747	206,662

See accompanying notes to financial statements.	28	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
December 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
4,900	ANNALY CAPITAL MANAGEMENT IN	$78,180	87,808
6,348	AON CORP	173,358	292,071
3,628	APARTMENT INVT & MGMT CO -A	39,421	93,748
1,600	ARCH CAPITAL GROUP LTD (b)(c)	101,982	140,880
1,600	ARTHUR J GALLAGHER & CO	34,040	46,528
2,000	ASPEN INSURANCE HOLDINGS LTD (c)	45,330	57,240
2,500	ASSURANT INC	60,538	96,300
5,500	ASSURED GUARANTY LTD (c)	75,350	97,350
734	AVALONBAY COMMUNITIES INC	31,138	82,612
2,400	AXIS CAPITAL HOLDINGS LTD (c)	81,468	86,112
47,850	BANCORPSOUTH INC	699,472	763,208
244,018	BANK OF AMERICA CORP	5,053,712	3,255,200
19,601	BANK OF NEW YORK MELLON CORP	538,667	591,950
44,422	BB&T CORP	1,114,923	1,167,854
23,600	BERKSHIRE HATHAWAY INC-CL B (b)	1,929,002	1,890,596
1,142	BLACKROCK INC	202,635	217,642
3,388	BOSTON PROPERTIES INC	171,467	291,707
1,100	BRE PROPERTIES INC	25,471	47,850
2,600	BROWN & BROWN INC	50,447	62,244
900	CAMDEN PROPERTY TRUST	24,532	48,582
10,747	CAPITAL ONE FINANCIAL CORP	323,988	457,392
6,900	CAPITALSOURCE INC	23,267	48,990
2,400	CB RICHARD ELLIS GROUP INC-A (b)	45,504	49,152
14,200	CHIMERA INVESTMENT CORP	49,341	58,362
2,700	CHUBB CORP	86,607	161,028
4,900	CIT GROUP INC (b)	183,899	230,790
707,545	CITIGROUP INC (b)	3,314,179	3,346,688
1,300	CITY NATIONAL CORP	47,574	79,768
873	CME GROUP INC	181,749	280,888
900	CORPORATE OFFICE PROPERTIES	24,641	31,455
1,600	CORRECTIONS CORP OF AMERICA (b)	25,672	40,096
400	DIGITAL REALTY TRUST INC	15,650	20,616
16,287	DISCOVER FINANCIAL SERVICES	233,079	301,798
2,800	DOUGLAS EMMETT INC	22,554	46,480
3,300	EAST WEST BANCORP INC	53,889	64,515
900	ENDURANCE SPECIALTY HOLDINGS (c)	25,106	41,463
5,416	EQUITY RESIDENTIAL	174,162	281,361
2,400	EVEREST RE GROUP LTD (c)	184,908	203,568
900	FEDERAL REALTY INVS TRUST	48,473	70,137
800	FEDERATED INVESTORS INC-CL B	17,620	20,936
17,400	FIFTH THIRD BANCORP	138,329	255,432
600	FIRST CITIZENS BCSHS -CL A	86,506	113,430
16,851	FIRST HORIZON NATIONAL CORP (b)	213,278	198,505
3,200	FIRST NIAGARA FINANCIAL GRP	37,456	44,736
20,095	FIRST REPUBLIC BANK/SAN FRAN (b)	543,972	585,166
3,359	FRANKLIN RESOURCES INC	189,834	373,554
3,500	FULTON FINANCIAL CORP	37,748	36,190
98,000	GENWORTH FINANCIAL INC-CL A (b)	1,239,704	1,287,720
13,000	GOLDMAN SACHS GROUP INC	1,342,905	2,186,080
400	GREENHILL & CO INC	27,762	32,672
1,200	HANOVER INSURANCE GROUP INC	51,342	56,064
6,000	HARTFORD FINANCIAL SVCS GRP	123,208	158,940
1,000	HCC INSURANCE HOLDINGS INC	24,155	28,940
7,100	HCP INC	113,708	261,209
400	HEALTH CARE REIT INC	14,103	19,056
1,800	HOSPITALITY PROPERTIES TRUST	23,967	41,472
10,122	HOST HOTELS & RESORTS INC	69,685	180,880
678	HOWARD HUGHES CORP/THE (b)	20,502	36,897
7,500	HUDSON CITY BANCORP INC	118,763	95,550
11,100	HUNTINGTON BANCSHARES INC	51,227	76,257
82,675	INLAND REAL ESTATE CORP	707,855	727,540
4,000	INVESCO LTD	61,778	96,240
3,500	JANUS CAPITAL GROUP INC	39,533	45,395
2,700	JEFFERIES GROUP INC	64,508	71,901
300	JONES LANG LASALLE INC	17,291	25,176
71,046	JPMORGAN CHASE & CO	1,879,857	3,013,771

See accompanying notes to financial statements.	29	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
December 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
5,900	KEYCORP	$30,061	52,215
6,601	KIMCO REALTY CORP	77,824	119,082
3,852	LEGG MASON INC	55,351	139,712
1,100	LIBERTY PROPERTY TRUST	24,364	35,112
4,948	LINCOLN NATIONAL CORP	141,984	137,604
6,000	LOEWS CORP	131,444	233,460
700	M & T BANK CORP	50,526	60,935
5,123	MACERICH CO/THE	127,300	242,677
5,200	MACK-CALI REALTY CORP	154,599	171,912
600	MARKEL CORP (b)	203,366	226,878
7,178	MARSH & MCLENNAN COS	174,543	196,247
12,899	MARSHALL & ILSLEY CORP	96,056	89,261
7,800	MBIA INC (b)	38,883	93,522
1,300	MERCURY GENERAL CORP	38,019	55,913
10,800	METLIFE INC	327,156	479,952
47,197	MORGAN STANLEY	1,354,110	1,284,230
1,400	MORNINGSTAR INC	57,577	74,312
2,400	MSCI INC-A (b)	68,930	93,504
8,949	NEW YORK COMMUNITY BANCORP	102,889	168,689
6,502	NORTHERN TRUST CORP	301,334	360,276
3,800	NYSE EURONEXT	120,213	113,924
5,125	OLD REP INTL CORP	59,894	69,854
1,000	PARTNERRE LTD (c)	66,204	80,350
10,031	PEOPLE’S UNITED FINANCIAL	144,869	140,534
5,085	PLUM CREEK TIMBER CO	128,128	190,433
26,200	PNC FINANCIAL SERVICES GROUP	1,312,789	1,590,864
32,200	POPULAR INC (b)(c)	71,645	101,108
5,050	PRINCIPAL FINANCIAL GROUP	125,030	164,428
6,048	PROGRESSIVE CORP	80,691	120,174
7,100	PROLOGIS	73,876	102,524
2,200	PROTECTIVE LIFE CORP	24,849	58,608
8,500	PRUDENTIAL FINANCIAL INC	257,378	499,035
1,091	PUBLIC STORAGE	67,691	110,649
32,425	RAYMOND JAMES FINANCIAL INC	1,021,413	1,060,298
2,700	REALTY INCOME CORP	64,486	92,340
3,900	REGENCY CENTERS CORP	97,960	164,736
28,699	REGIONS FINANCIAL CORP	133,361	200,893
2,900	RENAISSANCERE HOLDINGS LTD (c)	136,231	184,701
21,400	SCHWAB (CHARLES) CORP	186,608	366,154
5,400	SEI INVESTMENTS COMPANY	74,937	128,466
49,325	SELECTIVE INSURANCE GROUP	867,714	895,249
1,500	SENIOR HOUSING PROP TRUST	24,126	32,910
3,595	SIMON PROPERTY GROUP INC	157,583	357,667
1,500	SL GREEN REALTY CORP	32,888	101,265
6,500	SLM CORP (b)	56,402	81,835
6,835	STATE STREET CORP	273,996	316,734
14,334	SUNTRUST BANKS INC	249,943	422,996
52,395	SYMETRA FINANCIAL CORP	647,597	717,812
48,100	SYNOVUS FINANCIAL CORP	126,481	126,984
6,349	T ROWE PRICE GROUP INC	125,884	409,764
2,100	TAUBMAN CENTERS INC	62,222	106,008
3,900	TCF FINANCIAL CORP	33,574	57,759
5,566	TD AMERITRADE HOLDING CORP	85,425	105,698
19,125	TORCHMARK CORP	1,098,064	1,142,528
20,650	TRANSATLANTIC HOLDINGS INC	1,090,193	1,065,953
10,688	TRAVELERS COS INC/THE	378,568	595,428
2,400	UDR INC	24,876	56,448
4,000	UNITRIN INC	101,606	98,160
37,500	UNUM GROUP	815,810	908,250
36,185	US BANCORP	742,051	975,909
1,100	VALIDUS HOLDINGS LTD (c)	23,556	33,671
1,593	VALLEY NATL BANCORP	25,082	22,780
1,800	VENTAS INC	73,052	94,464
4,500	VISA INC-CLASS A SHARES	314,289	316,710
2,900	VORNADO REALTY TRUST	206,690	241,657
2,900	WADDELL & REED FINANCIAL-A	75,336	102,341
5,200	WASHINGTON FEDERAL INC	71,015	87,984

See accompanying notes to financial statements.	30	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
December 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
1,900	WEINGARTEN REALTY INVESTORS	$25,127	45,144
86,945	WELLS FARGO & CO	1,186,941	2,694,426
1,106	WR BERKLEY CORP	29,275	30,282
60,000	XL GROUP PLC (c)	1,178,206	1,309,200
		43,338,294	52,108,170	15.14%
Healthcare:
42,435	ABBOTT LABORATORIES	1,728,762	2,033,061
8,703	AETNA INC	122,419	265,529
200	ALCON INC (c)	30,135	32,680
1,800	ALERE INC (b)	57,627	65,880
1,500	ALEXION PHARMACEUTICALS INC (b)	58,088	120,825
5,507	ALLERGAN INC	201,259	378,166
7,200	AMERISOURCEBERGEN CORP	115,968	245,664
26,700	AMGEN INC (b)	365,908	1,465,830
22,100	BAXTER INTERNATIONAL INC	830,917	1,118,702
1,900	BECKMAN COULTER INC	99,749	142,937
3,900	BECTON DICKINSON AND CO	226,543	329,628
6,550	BIOGEN IDEC INC (b)	82,841	439,178
113,800	BOSTON SCIENTIFIC CORP (b)	812,353	861,466
20,100	BRISTOL-MYERS SQUIBB CO	454,721	532,248
3,400	CARDINAL HEALTH INC	102,635	130,254
53,000	CAREFUSION CORP (b)	1,261,278	1,362,100
6,436	CELGENE CORP (b)	146,839	380,625
300	CEPHALON INC (b)	14,717	18,516
800	CHARLES RIVER LABORATORIES (b)	24,460	28,432
5,700	CIGNA CORP	89,680	208,962
3,000	COMMUNITY HEALTH SYSTEMS INC (b)	97,596	112,110
700	COVANCE INC (b)	31,465	35,987
20,400	COVIDIEN PLC (c)	861,243	931,464
1,700	CR BARD INC	111,570	156,009
1,425	DAVITA INC (b)	21,812	99,023
3,700	DENTSPLY INTERNATIONAL INC	102,583	126,429
3,800	EDWARDS LIFESCIENCES CORP (b)	118,152	307,192
10,700	ELI LILLY & CO	372,409	374,928
10,300	ENDO PHARMACEUT HLDGS INC (b)	292,835	367,813
9,100	EXPRESS SCRIPTS INC (b)	173,782	491,855
26,150	FOREST LABORATORIES INC (b)	801,233	836,277
19,760	GEN-PROBE INC (b)	1,048,654	1,152,996
700	GENZYME CORP (b)	36,911	49,840
14,260	GILEAD SCIENCES INC (b)	231,726	516,782
9,200	HEALTH MGMT ASSOCIATES INC-A (b)	59,662	87,768
60,090	HEALTHSOUTH CORP (b)	1,079,018	1,244,464
1,900	HENRY SCHEIN INC (b)	86,167	116,641
1,300	HILL-ROM HOLDINGS INC	38,228	51,181
1,708	HOLOGIC INC (b)	12,625	32,145
6,405	HOSPIRA INC (b)	231,083	356,694
3,900	HUMANA INC (b)	39,107	213,486
1,400	IDEXX LABORATORIES INC (b)	60,410	96,908
700	INTUITIVE SURGICAL INC (b)	165,982	180,425
61,184	JOHNSON & JOHNSON	2,714,406	3,784,230
1,931	KINETIC CONCEPTS INC (b)	71,019	80,870
8,800	KING PHARMACEUTICALS INC (b)	93,510	123,640
800	LABORATORY CRP OF AMER HLDGS (b)	18,788	70,336
4,373	LIFE TECHNOLOGIES CORP (b)	134,809	242,702
2,325	LINCARE HOLDINGS INC	46,233	62,380
5,700	MCKESSON CORP	202,597	401,166
2,200	MEAD JOHNSON NUTRITION CO	103,422	136,950
9,756	MEDCO HEALTH SOLUTIONS INC (b)	137,776	597,750
13,800	MEDTRONIC INC	482,727	511,842
62,000	MYLAN INC (b)	1,189,888	1,310,060
1,200	OMNICARE INC	29,082	30,468
3,500	PATTERSON COS INC	93,515	107,205
2,900	PERRIGO CO	109,545	183,657
170,725	PFIZER INC	1,402,986	2,989,395
1,300	PHARMACEUTICAL PRODUCT DEVEL	24,770	35,282
8,065	QUEST DIAGNOSTICS INC	391,363	435,268
4,000	RESMED INC (b)	81,990	138,560

See accompanying notes to financial statements.	31	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
December 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Healthcare (Cont’d):
12,600	SERVICE CORP INTERNATIONAL	$90,438	103,950
8,639	ST JUDE MEDICAL INC (b)	254,799	369,317
7,200	STRYKER CORP	119,192	386,640
12,900	TENET HEALTHCARE CORP (b)	56,567	86,301
7,400	THERMO FISHER SCIENTIFIC INC (b)	156,536	409,664
17,202	UNITEDHEALTH GROUP INC	273,316	621,164
2,036	UNIVERSAL HEALTH SERVICES-B	38,822	88,403
46,095	VALEANT PHARMACEUTICALS INTE (c)	1,296,247	1,304,028
5,000	VARIAN MEDICAL SYSTEMS INC (b)	184,300	346,400
1,200	VCA ANTECH INC (b)	28,592	27,948
3,000	VERTEX PHARMACEUTICALS INC (b)	74,804	105,090
2,600	WATERS CORP (b)	60,996	202,046
3,175	WATSON PHARMACEUTICALS INC (b)	79,360	163,989
2,666	WEBMD HEALTH CORP (b)	58,226	136,126
9,249	WELLPOINT INC (b)	325,437	525,898
3,374	ZIMMER HOLDINGS INC (b)	140,046	181,115
		23,467,256	34,398,940	9.99%
Industrials:
9,087	3M CO	561,634	784,208
35,000	ABB LTD-SPON ADR (b)(c)(d)	715,485	785,750
610	AGCO CORP (b)	23,281	30,903
3,450	AMETEK INC	73,221	135,413
19,800	AMR CORP (b)	151,331	154,242
32,970	AVERY DENNISON CORP	1,344,184	1,395,950
2,700	BABCOCK & WILCOX COMPANY (b)	35,478	69,093
1,700	BE AEROSPACE INC (b)	47,626	62,951
17,400	BOEING CO/THE	411,597	1,135,524
1,700	BUCYRUS INTERNATIONAL INC	47,502	151,980
3,400	C.H. ROBINSON WORLDWIDE INC	164,205	272,646
1,600	CAREER EDUCATION CORP (b)	26,824	33,168
2,200	CARLISLE COS INC	45,116	87,428
11,604	CATERPILLAR INC	322,821	1,086,831
2,500	CHICAGO BRIDGE & IRON-NY SHR (b)(c)	50,995	82,250
5,700	CINTAS CORP	175,434	159,372
2,027	CON-WAY INC	44,529	74,127
1,400	COOPER INDUSTRIES PLC	60,725	81,606
1,300	COPA HOLDINGS SA-CLASS A (c)	61,294	76,492
3,948	CRANE CO	66,572	162,144
9,300	CSX CORP	97,923	600,873
3,800	CUMMINS INC	53,831	418,038
11,163	DANAHER CORP	255,642	526,559
7,300	DEERE & CO	199,160	606,265
150,000	DELTA AIR LINES INC (b)	1,891,832	1,890,000
678	DEVRY INC	31,924	32,530
1,600	DONALDSON CO INC	63,715	93,248
3,325	DOVER CORP	122,574	194,346
1,987	DUN & BRADSTREET CORP	49,383	163,113
4,200	EATON CORP	158,064	426,342
32,875	EMCOR GROUP INC (b)	934,677	952,718
15,500	EMERSON ELECTRIC CO	422,332	886,135
1,197	ENERGIZER HOLDINGS INC (b)	74,281	87,261
3,200	EXPEDITORS INTL WASH INC	115,188	174,720
1,900	FASTENAL CO	62,225	113,829
6,653	FEDEX CORP	130,734	618,796
300	FIRST SOLAR INC (b)	23,489	39,042
1,300	FLOWSERVE CORP	119,620	154,986
2,550	FLUOR CORP	52,518	168,963
300	GARDNER DENVER INC	16,685	20,646
1,400	GATX CORP	24,276	49,392
258,400	GENERAL ELECTRIC CO	4,753,642	4,726,136
1,000	GLOBAL PAYMENTS INC	33,115	46,210
3,200	GOODRICH CORP	95,088	281,824
6,200	H&R BLOCK INC	58,017	73,842
1,600	HARSCO CORP	28,236	45,312
17,600	HONEYWELL INTERNATIONAL INC	471,639	935,616
2,200	HUBBELL INC -CL B	91,526	132,286
2,100	HUNT (JB) TRANSPRT SVCS INC	40,530	85,701

See accompanying notes to financial statements.	32	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
December 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
2,500	IDEX CORP	$58,238	97,800
6,424	ILLINOIS TOOL WORKS	223,340	343,042
3,700	INGERSOLL-RAND PLC (c)	140,926	174,233
5,400	IRON MOUNTAIN INC	121,527	135,054
1,600	ITT CORP	52,360	83,376
1,300	ITT EDUCATIONAL SERVICES INC (b)	52,038	82,797
3,000	JABIL CIRCUIT INC	49,755	60,270
2,068	JACOBS ENGINEERING GROUP INC (b)	46,598	94,818
2,038	JOY GLOBAL INC	92,539	176,797
2,900	KANSAS CITY SOUTHERN (b)	46,328	138,794
2,800	KBR INC	55,655	85,316
17,000	KIRBY CORP (b)	764,537	748,850
2,400	L-3 COMMUNICATIONS HOLDINGS	143,754	169,176
1,200	LANDSTAR SYSTEM INC	38,351	49,128
700	LINCOLN ELECTRIC HOLDINGS	28,970	45,689
2,600	LOCKHEED MARTIN CORP	74,846	181,766
12,500	MANITOWOC COMPANY INC	120,438	163,875
1,475	MANPOWER INC	46,518	92,571
48,000	MASTEC INC (b)	709,778	700,320
5,500	MCDERMOTT INTL INC (b)	36,783	113,795
3,900	MONSTER WORLDWIDE INC (b)	48,446	92,157
1,300	NAVISTAR INTERNATIONAL CORP (b)	51,064	75,283
5,360	NORFOLK SOUTHERN CORP	121,639	336,715
3,660	NORTHROP GRUMMAN CORP	154,856	237,095
2,300	OSHKOSH CORP (b)	74,375	81,052
28,475	OVERSEAS SHIPHOLDING GROUP	1,035,187	1,008,585
2,600	OWENS CORNING (b)	59,847	80,990
8,389	PACCAR INC	91,278	481,696
2,200	PALL CORP	55,214	109,076
2,850	PARKER HANNIFIN CORP	123,853	245,955
2,200	PENTAIR INC	72,761	80,322
2,100	PRECISION CASTPARTS CORP	126,967	292,341
4,100	QUANTA SERVICES INC (b)	52,132	81,672
6,500	RAYTHEON COMPANY	191,236	301,210
2,200	RELIANCE STEEL & ALUMINUM	61,215	112,420
44,843	REPUBLIC SERVICES INC	1,203,205	1,339,012
1,900	ROBERT HALF INTL INC	47,352	58,140
5,250	ROCKWELL AUTOMATION INC	73,987	376,478
5,214	ROCKWELL COLLINS INC	154,727	303,768
300	ROPER INDUSTRIES INC	19,526	22,929
14,100	SOUTHWEST AIRLINES CO	100,966	183,018
1,800	SPIRIT AEROSYSTEMS HOLD-CL A (b)	35,134	37,458
1,000	SPX CORP	51,053	71,490
2,080	STERICYCLE INC (b)	99,902	168,314
1,100	TEEKAY CORP (c)	31,416	36,388
16,775	TELEFLEX INC	856,456	902,663
1,400	TEREX CORP (b)	29,239	43,456
52,000	TEXTRON INC	1,211,937	1,229,280
10,500	TYCO INTERNATIONAL LTD (c)	388,274	435,120
7,600	UNION PACIFIC CORP	219,426	704,216
15	UNITED CONTINENTAL HOLDINGS (b)	314	357
7,240	UNITED PARCEL SERVICE-CL B	374,766	525,479
16,850	UNITED TECHNOLOGIES CORP	637,287	1,326,432
2,500	URS CORP (b)	94,337	104,025
2,000	USG CORP (b)	12,349	33,660
4,100	UTI WORLDWIDE INC (c)	50,356	86,920
1,800	WALTER ENERGY INC	42,608	230,112
1,650	WASTE CONNECTIONS INC	29,914	45,424
9,450	WASTE MANAGEMENT INC	159,686	348,421
23,100	WERNER ENTERPRISES INC	524,871	522,059
1,700	WW GRAINGER INC	74,316	234,786
		26,648,473	38,090,248	11.07%
Information technology:
4,700	ACCENTURE PLC-CL A (c)	182,665	227,903
10,800	ACTIVISION BLIZZARD INC	63,094	134,352
8,924	ADOBE SYSTEMS INC (b)	163,063	274,681
14,300	ADVANCED MICRO DEVICES (b)	64,279	116,974

See accompanying notes to financial statements.	33	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
December 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information technology (Cont’d):
34,810	AGILENT TECHNOLOGIES INC (b)	$1,161,050	1,442,178
3,300	AKAMAI TECHNOLOGIES INC (b)	45,920	155,265
1,600	ALLIANCE DATA SYSTEMS CORP (b)	75,650	113,648
5,000	ALTERA CORP	94,155	177,900
3,100	AMPHENOL CORP-CL A	130,340	163,618
8,600	ANALOG DEVICES INC	120,368	323,962
2,400	ANSYS INC (b)	81,726	124,968
2,393	AOL INC (b)	44,922	56,738
15,000	APPLE INC (b)	411,858	4,838,400
16,400	APPLIED MATERIALS INC	190,748	230,420
700	ARROW ELECTRONICS INC (b)	18,814	23,975
44,200	ATMI INC (b)	876,365	881,348
2,486	AUTODESK INC (b)	54,831	94,965
4,066	AUTOMATIC DATA PROCESSING	132,231	188,174
56,200	AVNET INC (b)	1,856,540	1,856,286
62,475	BENCHMARK ELECTRONICS INC (b)	1,082,348	1,134,546
4,550	BMC SOFTWARE INC (b)	89,322	214,487
9,791	BROADCOM CORP-CL A	161,988	426,398
2,180	BROADRIDGE FINANCIAL SOLUTIO	33,318	47,807
35,655	CA INC	807,587	871,408
4,200	CADENCE DESIGN SYS INC (b)	24,003	34,692
900	CERNER CORP (b)	40,604	85,266
105,450	CISCO SYSTEMS INC (b)	160,814	2,133,254
4,234	CITRIX SYSTEMS INC (b)	47,866	289,648
6,300	COGNIZANT TECH SOLUTIONS-A (b)	95,625	461,727
9,557	COMPUTER SCIENCES CORP	447,904	474,027
117,595	COMPUWARE CORP (b)	1,273,339	1,372,334
900	CORELOGIC INC	16,993	16,668
25,400	CORNING INC	205,191	490,728
1,800	CREE INC (b)	56,445	118,602
2,700	CYPRESS SEMICONDUCTOR CORP (b)	8,499	50,166
6,750	DELL INC (b)	80,373	91,463
5,600	EBAY INC (b)	46,264	155,848
3,900	ELECTRONIC ARTS INC (b)	73,745	63,882
34,310	EMC CORP/MASS (b)	233,560	785,699
1,000	EQUINIX INC (b)	77,505	81,260
1,300	F5 NETWORKS INC (b)	30,063	169,208
1,600	FAIRCHILD SEMICONDUCTOR INTE (b)	21,840	24,976
7,802	FIDELITY NATIONAL INFORMATIO	135,427	213,697
3,950	FISERV INC (b)	108,063	231,312
2,400	FLIR SYSTEMS INC (b)	58,222	71,400
4,167	GOOGLE INC-CL A (b)	1,257,780	2,475,073
2,800	HARRIS CORP	37,337	126,840
64,697	HEWLETT-PACKARD CO	1,661,289	2,723,744
700	IHS INC-CLASS A (b)	30,839	56,273
7,200	INGRAM MICRO INC-CL A (b)	99,833	137,448
100,300	INTEL CORP	208,477	2,109,309
3,600	INTERSIL CORP-A	50,850	54,972
19,041	INTL BUSINESS MACHINES CORP	1,535,376	2,794,457
5,000	INTUIT INC (b)	103,285	246,500
1,300	ITRON INC (b)	73,205	72,085
10,967	JUNIPER NETWORKS INC (b)	215,572	404,902
2,600	KLA-TENCOR CORPORATION	86,094	100,464
3,000	LAM RESEARCH CORP (b)	83,706	155,340
2,371	LENDER PROCESSING SERVICES	76,903	69,992
2,000	LEXMARK INTERNATIONAL INC-A (b)	30,530	69,640
5,400	LINEAR TECHNOLOGY CORP	119,475	186,786
28,600	LSI CORP (b)	120,263	171,314
7,800	MARVELL TECHNOLOGY GROUP LTD (b)(c)	55,397	144,690
1,700	MASTERCARD INC-CLASS A	182,283	380,987
7,000	MAXIM INTEGRATED PRODUCTS	125,147	165,340
3,900	MCAFEE INC (b)	96,027	180,609
1,300	METTLER-TOLEDO INTERNATIONAL (b)(c)	87,484	196,573
59,800	MICREL INC	817,532	776,802
4,200	MICROCHIP TECHNOLOGY INC	66,924	143,682
19,100	MICRON TECHNOLOGY INC (b)	94,334	153,182
1,000	MICROS SYSTEMS INC (b)	26,215	43,860

See accompanying notes to financial statements.	34	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
December 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information technology (Cont’d):
199,125	MICROSOFT CORP	$2,534,698	5,559,570
63,900	MOTOROLA INC (b)	392,845	579,573
1,600	NATIONAL SEMICONDUCTOR CORP	12,291	22,016
4,200	NETAPP INC (b)	94,994	230,832
1,600	NOVELLUS SYSTEMS INC (b)	40,000	51,712
4,800	NUANCE COMMUNICATIONS INC (b)	63,624	87,264
8,900	NVIDIA CORP (b)	60,716	137,060
4,000	ON SEMICONDUCTOR CORPORATION (b)	30,100	39,520
70,462	ORACLE CORP	105,191	2,205,461
7,266	PAYCHEX INC	101,485	224,592
3,400	PERKINELMER INC	53,706	87,788
3,200	PMC - SIERRA INC (b)	26,160	27,488
5,100	QLOGIC CORP (b)	72,882	86,802
31,483	QUALCOMM INC	704,505	1,558,094
4,000	RAMBUS INC (b)	70,262	81,920
4,200	RED HAT INC (b)	61,669	191,730
2,300	ROVI CORP (b)	55,715	142,623
2,800	SAIC INC (b)	52,654	44,408
1,900	SALESFORCE.COM INC (b)	86,711	250,800
5,300	SANDISK CORP (b)	51,149	264,258
12,100	SEAGATE TECHNOLOGY (b)(c)	118,421	181,863
20,519	SYMANTEC CORP (b)	166,785	343,488
3,800	SYNOPSYS INC (b)	79,130	102,258
104,750	TELLABS INC	690,340	710,205
4,500	TERADATA CORP (b)	73,317	185,220
4,400	TERADYNE INC (b)	40,149	61,776
17,400	TEXAS INSTRUMENTS INC	280,526	565,500
2,500	TRIMBLE NAVIGATION LTD (b)	38,162	99,825
27,550	TYCO ELECTRONICS LTD (c)	911,112	975,270
7,800	VISHAY INTERTECHNOLOGY INC (b)	48,930	114,504
557	VISHAY PRECISION GROUP (b)	5,691	10,494
1,500	VMWARE INC-CLASS A (b)	47,284	133,365
50,280	WEBSENSE INC (b)	1,071,507	1,018,170
5,900	WESTERN DIGITAL CORP (b)	91,432	200,010
67,000	WESTERN UNION CO	1,063,848	1,244,190
24,707	XEROX CORP	183,105	284,625
6,750	XILINX INC	47,179	195,614
25,340	YAHOO! INC (b)	276,920	421,403
		28,432,879	54,398,413	15.80%
Materials:
3,375	AIR PRODUCTS & CHEMICALS INC	165,820	306,956
400	AIRGAS INC	16,882	24,984
1,300	ALBEMARLE CORP	29,153	72,514
9,700	ALCOA INC	109,718	149,283
1,600	ALLEGHENY TECHNOLOGIES INC	39,592	88,288
1,400	ALPHA NATURAL RESOURCES INC (b)	35,679	84,042
25,000	ANGLOGOLD ASHANTI-SPON ADR (c)(d)	1,237,738	1,230,750
800	APTARGROUP INC	27,324	38,056
4,900	ARCH COAL INC	44,088	171,794
1,600	ASHLAND INC	47,358	81,376
1,532	BALL CORP	11,968	104,253
16,790	BAYER AG-SPONSORED ADR (c)(d)	1,301,173	1,231,714
3,000	BEMIS COMPANY	66,889	97,980
126,000	CEMEX SAB-SPONS ADR PART CER (b)(c)(d)	1,255,864	1,349,460
1,100	CF INDUSTRIES HOLDINGS INC	97,135	148,665
1,700	CLIFFS NATURAL RESOURCES INC	42,764	132,617
500	COMPASS MINERALS INTERNATION	27,453	44,635
40,325	CROWN HOLDINGS INC (b)	1,219,867	1,346,049
537	CYTEC INDUSTRIES INC	28,176	28,493
1,000	DOMTAR CORP (c)	52,480	75,920
17,500	DOW CHEMICAL CO/THE	416,708	597,450
13,425	DU PONT (E.I.) DE NEMOURS	398,402	669,639
1,938	EAGLE MATERIALS INC	37,630	54,749
1,500	EASTMAN CHEMICAL CO	58,012	126,120
3,371	ECOLAB INC	113,674	169,966
1,900	FMC CORP	113,204	151,791
11,848	FREEPORT-MCMORAN COPPER	650,032	1,422,826

See accompanying notes to financial statements.	35	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
December 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont’d):
116,925	GAMMON GOLD INC (b)(c)	$901,896	954,834
900	GREIF INC-CL A	27,104	55,710
9,431	INTERNATIONAL PAPER CO	117,152	256,900
3,683	INTL FLAVORS & FRAGRANCES	79,231	204,738
1,000	INTREPID POTASH INC (b)	30,875	37,290
3,100	JARDEN CORP	77,025	95,697
1,500	LUBRIZOL CORP	72,108	160,320
700	MARTIN MARIETTA MATERIALS	27,965	64,568
2,875	MEADWESTVACO CORP	30,334	75,210
10,115	MONSANTO CO	47,604	704,409
2,600	MOSAIC CO/THE	41,501	198,536
26,900	NEWMONT MINING CORP	1,240,322	1,652,467
10,344	NUCOR CORP	287,672	453,274
3,950	OWENS-ILLINOIS INC (b)	57,616	121,265
2,100	PACKAGING CORP OF AMERICA	30,902	54,264
3,986	PPG INDUSTRIES INC	180,558	335,103
6,450	PRAXAIR INC	258,706	615,782
4,648	RAYONIER INC	104,763	244,113
2,600	ROYAL GOLD INC	115,996	142,038
6,500	RPM INTERNATIONAL INC	72,503	143,650
700	SCOTTS MIRACLE-GRO CO-CL A	25,183	35,539
6,500	SEALED AIR CORP	160,306	165,425
300	SIGMA-ALDRICH	17,362	19,968
3,600	SONOCO PRODUCTS CO	74,518	121,212
3,200	SOUTHERN COPPER CORP	38,447	155,968
2,000	TEMPLE-INLAND INC	22,889	42,480
1,000	UNITED STATES STEEL CORP	27,344	58,420
26,025	UNIVERSAL FOREST PRODUCTS	946,196	1,012,373
3,200	VALSPAR CORP	68,239	110,335
2,057	VULCAN MATERIALS CO	94,088	91,248
		12,921,188	18,383,506	5.34%
Telecommunication services:
650	AMERICAN TOWER CORP-CL A (b)	6,123	33,566
157,915	AT&T INC	3,917,094	4,639,543
27,875	DIGITALGLOBE INC (b)	861,797	883,916
2,140	ECHOSTAR CORP-A (b)	36,471	53,436
5,800	LIBERTY GLOBAL INC-A (b)	103,484	205,204
4,800	NEUSTAR INC-CLASS A (b)	79,848	125,040
77,283	VERIZON COMMUNICATIONS INC	2,375,855	2,765,185
		7,380,672	8,705,890	2.53%
Utilities:
10,700	AES CORP (b)	132,801	130,326
4,500	AGL RESOURCES INC	135,198	161,325
2,800	ALLEGHENY ENERGY INC	74,298	67,872
1,000	ALLIANT ENERGY CORP	24,835	36,770
1,600	AMEREN CORPORATION	40,872	45,104
9,200	AMERICAN ELECTRIC POWER	289,948	331,016
34,455	AMERICAN WATER WORKS CO INC	840,292	871,367
1,888	AQUA AMERICA INC	32,248	42,442
8,600	CALPINE CORP (b)	57,319	114,724
5,800	CENTERPOINT ENERGY INC	66,308	91,176
10,200	CMS ENERGY CORP	144,342	189,720
4,589	CONSOLIDATED EDISON INC	184,849	227,477
2,715	CONSTELLATION ENERGY GROUP (b)	79,463	83,160
8,862	DOMINION RESOURCES INC/VA	284,452	378,585
1,100	DPL INC	24,481	28,281
2,800	DTE ENERGY COMPANY	105,289	126,896
22,213	DUKE ENERGY CORP	247,310	395,614
8,525	EDISON INTERNATIONAL	182,117	329,065
3,664	ENTERGY CORP	102,452	259,521
4,000	EQT CORP	132,900	179,360
6,500	EXELON CORP	245,607	270,660
2,100	FIRSTENERGY CORP	79,683	77,742
8,700	GREAT PLAINS ENERGY INC	157,250	168,693
35,400	HAWAIIAN ELECTRIC INDS	782,060	806,766
3,500	ITC HOLDINGS CORP	154,844	216,930
97,000	KOREA ELEC POWER CORP-SP ADR (b)(c)(d)	1,222,268	1,310,470

See accompanying notes to financial statements.	36	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
December 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Utilities (Cont’d):
20,715	NALCO HOLDING CO	$614,105	661,637
1,500	NATIONAL FUEL GAS CO	38,322	98,430
4,000	NEXTERA ENERGY INC	157,876	207,960
6,900	NISOURCE INC	111,901	121,578
2,600	NORTHEAST UTILITIES	64,649	82,888
5,600	NRG ENERGY INC (b)	111,284	109,424
1,800	NSTAR	60,859	75,942
6,200	NV ENERGY INC	76,954	87,110
2,400	OGE ENERGY CORP	43,344	109,296
1,700	ONEOK INC	69,220	94,299
7,700	P G & E CORP	145,781	368,368
4,028	PEPCO HOLDINGS INC	71,539	73,511
4,200	PETROHAWK ENERGY CORP (b)	94,073	76,650
2,400	PINNACLE WEST CAPITAL	71,637	99,480
69,925	PNM RESOURCES INC	855,647	910,424
1,600	PPL CORPORATION	35,717	42,112
4,600	PROGRESS ENERGY INC	166,393	200,008
8,384	PUBLIC SERVICE ENTERPRISE GP	245,903	266,695
59,945	QUESTAR CORP	1,009,492	1,043,642
4,800	SCANA CORP	166,536	194,880
3,200	SEMPRA ENERGY	149,225	167,936
11,300	SOUTHERN CO	258,573	431,999
32,700	SOUTHERN UNION CO	766,513	787,089
10,954	SPECTRA ENERGY CORP	155,906	273,740
7,600	TECO ENERGY INC	90,842	135,280
3,100	UGI CORP	51,203	97,898
1,400	WESTAR ENERGY INC	25,766	35,224
2,410	WISCONSIN ENERGY CORP	46,468	141,853
4,825	XCEL ENERGY INC	43,341	113,629
		11,622,555	14,050,044	4.08%
	Sub-total Common Stock:	211,779,158	318,526,306
Short-term investments
24,212,191	NORTHERN INSTL GOVERNMENT SELECT PORTFOLIO, 0.01% (e)	24,212,191	24,212,191
	Sub-total Short-term investments:	24,212,191	24,212,191	7.03%
Grand total (f)		$235,991,349	342,738,497	99.56%

Notes to Schedule of Investments:
(a)	Securities are valued in accordance with procedures described in Note 2 to the financial statements.
(b)	Currently non-income producing assets.
(c)

Foreign security values are stated in U.S. dollars. As of December 31, 2010 the value of foreign stocks or depository receipts of companies based outside of the United States represented 6.08% of net assets.

(d)	Securities are American Depository Receipts of companies based outside of the United States representing 2.73% of net assets.
(e)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds.
(f)	At December 31, 2010, the cost for Federal income tax purposes was $236,302,569. The aggregate gross unrealized appreciation and depreciation of investments in securities based of this cost were as follows:

Gross unrealized appreciation	$110,416,258
Gross unrealized depreciation	(3,980,330)
Net unrealized appreciation	$106,435,928

See accompanying notes to financial statements.	37	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments – Clearwater Growth Fund

December 31, 2010

See accompanying notes to financial statements.	38	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund
December 31, 2010

Shares/Par	Security	Cost	Fair value (a)	Percent of net assets
Common stocks:
Consumer discretionary:
7,419	BERKSHIRE HILLS	$163,389	163,960
20,039	CACHE INC (b)	102,394	88,973
31,800	CENTURY CASINOS INC (b)	56,023	76,956
11,952	CHEROKEE INC	221,806	224,817
15,660	CHRISTOPHER & BANKS CORP	101,380	96,309
11,909	CLARUS CORPORATION (b)	71,811	94,200
53,715	COOPER TIRE & RUBBER	1,144,202	1,266,600
13,939	COST PLUS INC/CALIFORNIA (b)	30,610	135,208
140,000	DENNY’S CORP (b)	540,636	501,200
25,245	DGSE COMPANIES INC (b)	53,897	108,049
209,340	ENTERCOM COMMUNICATIONS-CL A (b)	1,309,720	2,424,157
150,425	EXIDE TECHNOLOGIES (b)	874,135	1,415,499
32,000	GAYLORD ENTERTAINMENT CO (b)	812,882	1,150,080
37,257	GENESCO INC (b)	972,076	1,396,765
284,200	HANCOCK FABRICS INC /DE (b)	405,103	289,884
26,500	HANESBRANDS INC (b)	605,173	673,100
38,205	HILLENBRAND INC	786,755	795,046
162,556	ICONIX BRAND GROUP INC (b)	1,888,537	3,138,956
29,023	INTERCLICK INC (b)	166,264	155,854
46,827	JO-ANN STORES INC (b)	1,165,078	2,819,922
96,989	KNOLOGY INC (b)	760,265	1,515,938
31,000	MADISON SQUARE GAR INC-A (b)	599,247	799,180
104,166	MAIDENFORM BRANDS INC (b)	2,599,170	2,476,026
8,530	MDC PARTNERS INC-A (c)	100,501	147,313
35,760	MOTORCAR PARTS OF AMERICA IN (b)	193,256	466,310
14,795	O’CHARLEYS INC (b)	100,199	106,524
53,000	ORIENT EXPRESS HOTELS LTD -A (b)(c)	788,949	688,470
54,483	OUTDOOR CHANNEL HOLDINGS INC (b)	310,890	390,643
6,663	OXFORD INDUSTRIES INC	176,883	170,639
13,143	PACIFIC SUNWEAR OF CALIF (b)	75,200	71,235
7,953	PEP BOYS-MANNY MOE & JACK	69,260	106,809
27,000	PETSMART INC	584,596	1,075,140
127,143	RC2 CORP (b)	2,110,646	2,767,903
7,012	RED ROBIN GOURMET BURGERS (b)	147,025	150,548
38,659	ROCKY BRANDS INC (b)	324,736	388,136
65,000	SALLY BEAUTY HOLDINGS INC (b)	562,956	944,450
16,387	SINCLAIR BROADCAST GROUP-A	82,427	134,046
21,626	STANDARD MOTOR PRODS	194,451	296,276
110,993	STONERIDGE INC (b)	1,193,175	1,752,579
20,998	SUMMER INFANT INC (b)	159,590	159,165
17,793	TANDY LEATHER FACTORY INC	81,842	82,915
32,000	TOLL BROTHERS INC (b)	621,879	608,000
21,291	TUESDAY MORNING CORP (b)	91,110	112,416
13,000	VAIL RESORTS INC (b)	472,042	676,520
55,242	VALASSIS COMMUNICATIONS INC (b)	1,013,704	1,787,079
18,973	WET SEAL INC/THE-CLASS A (b)	71,805	70,200
20,391	WMS INDUSTRIES INC (b)	805,678	922,489
75,561	WOLVERINE WORLD WIDE INC	2,111,986	2,408,885
30,000	WYNDHAM WORLDWIDE CORP	766,350	898,800
		28,641,689	39,190,169	15.29%
Consumer staples:
9,459	CENTRAL GARDEN & PET CO (b)	93,683	93,077
8,712	CHIQUITA BRANDS INTL (b)	120,865	122,142
21,000	DR PEPPER SNAPPLE GROUP INC	329,293	738,360
27,000	FLOWERS FOODS INC	511,723	726,570
6,012	MEDIFAST INC (b)	168,274	173,627
26,977	OMEGA PROTEIN CORP (b)	136,109	218,514
5,407	SENECA FOODS CORP - CL A (b)	131,132	145,881
51,650	SPARTAN STORES INC	696,730	875,468
28,667	SPECTRUM BRANDS HOLDINGS INC (b)	776,934	893,550
34,875	TREEHOUSE FOODS INC (b)	1,368,586	1,781,764
		4,333,329	5,768,953	2.25%
Energy:
34,550	CARRIZO OIL & GAS INC (b)	1,087,272	1,191,630
11,000	CONTANGO OIL & GAS (b)	487,508	637,230
37,368	DHT HOLDINGS INC (c)	145,321	173,761
10,000	DRIL-QUIP INC (b)	474,728	777,200
11,429	GASTAR EXPLORATION LTD (b)	51,174	49,145
5,453	GEORESOURCES INC (b)	112,004	121,111
178,489	GMX RESOURCES INC (b)	1,163,827	985,259

See accompanying notes to financial statements.	39	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund
December 31, 2010

Shares/Par	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
340,670	HERCULES OFFSHORE INC (b)	$1,661,536	1,178,718
42,500	MCDERMOTT INTL INC (b)	509,483	879,325
30,000	OASIS PETROLEUM INC (b)	507,417	813,600
40,000	PETROHAWK ENERGY CORP (b)	448,994	730,000
185,277	PIONEER DRILLING COMPANY (b)	1,424,875	1,632,290
16,000	QEP RESOURCES INC	587,366	580,960
48,522	SUPERIOR ENERGY SERVICES INC (b)	933,194	1,697,785
129,586	TESCO CORP (b)(c)	1,306,204	2,057,826
185,103	VAALCO ENERGY INC (b)	1,033,402	1,325,337
		11,934,305	14,831,177	5.79%
Financials:
25,470	ABINGTON BANCORP INC	219,131	303,857
4,398	AMERICAN SAFETY INS HOLDINGS (b)	89,930	94,029
103,762	AMTRUST FINANCIAL SERVICES	1,099,658	1,815,835
25,000	ARTHUR J GALLAGHER & CO	505,110	727,000
35,184	ASPEN INSURANCE HOLDINGS LTD (c)	844,609	1,006,966
16,474	ASSOCIATED ESTATES REALTY CP	215,954	251,887
336,650	BANNER CORPORATION	673,300	781,028
119,964	BRANDYWINE REALTY TRUST	1,417,666	1,397,581
23,469	BROOKLINE BANCORP INC	226,566	254,639
25,000	CAPITOL FEDERAL FINANCIAL IN	297,626	297,750
52,900	CAPLEASE INC	86,376	307,878
61,945	CHESAPEAKE LODGING TRUST	1,016,155	1,165,185
25,976	COGDELL SPENCER INC	162,846	150,661
33,580	COMMUNITY TRUST BANCORP INC	935,205	972,477
42,244	CORPORATE OFFICE PROPERTIES	1,326,546	1,476,428
42,307	DELPHI FINANCIAL GROUP-CL A	947,862	1,220,134
13,279	EDUCATION REALTY TRUST INC	78,080	103,178
8,752	EMC INS GROUP INC	196,630	198,145
50,000	EPOCH HOLDING CORP	662,894	776,500
49,000	FIRST AMERICAN FINANCIAL	686,145	732,060
76,053	FIRST MERCHANTS CORP	437,305	673,830
77,000	FIRST NIAGARA FINANCIAL GRP	1,110,190	1,076,460
17,650	FIRST POTOMAC REALTY TRUST	186,947	296,873
38,000	FORESTAR GROUP INC (b)	775,560	733,400
14,629	GLIMCHER REALTY TRUST	89,720	122,884
32,895	HALLMARK FINL SERVICES INC (b)	228,631	299,345
10,617	HERITAGE FINANCIAL CORP (b)	132,888	147,789
18,272	HFF INC-CLASS A (b)	139,290	176,508
40,080	HOME FEDERAL BANCORP INC/MD	519,241	491,782
26,373	HORACE MANN EDUCATORS	333,290	475,769
7,470	HORIZON BANCORP INDIANA	100,149	197,955
34,116	IBERIABANK CORP	1,751,722	2,017,279
16,950	KAISER FEDERAL FINANCIAL GRO	169,500	196,281
24,000	LEGG MASON INC	598,797	870,480
60,453	MB FINANCIAL INC	840,868	1,047,046
136,190	MEDICAL PROPERTIES TRUST INC	1,301,712	1,474,938
6,600	MIDSOUTH BANCORP INC	97,614	101,376
98,706	MISSION WEST PROPERTIES	685,178	660,343
15,375	NATIONAL FINANCIAL PARTNERS (b)	176,331	206,025
51,795	NATIONAL RETAIL PROPERTIES	843,115	1,372,568
169,893	NGP CAPITAL RESOURCES CO	1,727,068	1,563,016
173,681	NORTHWEST BANCSHARES INC	1,751,562	2,042,489
7,178	PACIFIC CONTINENTAL CORP	64,948	72,211
33,525	PACWEST BANCORP	720,094	716,765
13,111	PARK STERLING CORP	80,326	80,764
77,048	PHOENIX COMPANIES INC (b)	213,226	195,702
5,892	PINNACLE FINANCIAL PARTNERS (b)	72,214	80,013
25,206	PLATINUM UNDERWRITERS HLDGS (c)	794,564	1,133,514
39,936	PRESIDENTIAL LIFE CORP	397,782	396,564
56,310	PRIVATEBANCORP INC	820,228	809,738
7,040	PROVIDENT NEW YORK BANCORP	74,958	73,850
43,187	REDWOOD TRUST INC	554,008	644,782
4,290	RENASANT CORP	74,344	72,544
17,983	RETAIL OPPORTUNITY INVESTMEN	177,842	178,212
2,337	SCBT FINANCIAL CORP	73,981	76,537
3,436	SOUTHSIDE BANCSHARES INC	74,343	72,397
25,000	SPDR KBW REGIONAL BANKING ET	610,828	661,250
4,697	STELLARONE CORP	74,170	68,294
111,825	SWS GROUP INC	1,285,988	564,716
33,000	TERRITORIAL BANCORP INC	510,807	657,030
8,490	TOWER BANCORP INC	193,076	187,120
10,070	UNITED FINANCIAL BANCORP INC	126,155	153,769

See accompanying notes to financial statements.	40	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund
December 31, 2010

Shares/Par	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
8,805	UNIVEST CORP OF PENNSYLVANIA	$145,377	168,792
9,969	URSTADT BIDDLE - CLASS A	162,823	193,897
138,587	U-STORE-IT TRUST	783,847	1,320,734
35,000	WALTER INVESTMENT MANAGEMENT	465,880	627,900
7,423	WASHINGTON BANKING CO	66,807	101,769
91,922	WESTFIELD FINANCIAL INC	928,902	850,279
		35,232,485	40,436,797	15.78%
Healthcare:
36,496	ALPHATEC HOLDINGS INC (b)	146,970	98,539
10,305	AMERICAN DENTAL PARTNERS INC (b)	129,621	139,221
83,602	AMERICAN MEDICAL SYS HLDGS (b)	1,274,906	1,576,734
21,000	AMERISOURCEBERGEN CORP	346,011	716,520
21,285	BIOSCRIP INC (b)	94,580	111,321
32,039	CATALYST HEALTH SOLUTIONS INC (b)	823,343	1,489,493
17,000	COVIDIEN PLC (c)	712,946	776,220
116,191	DEL GLOBAL TECHNOLOGIES CORP (b)	73,162	85,981
119,491	EMDEON INC-CLASS A (b)	1,496,358	1,617,908
8,478	ENZON PHARMACEUTICALS INC (b)	84,744	103,177
9,005	ERESEARCH TECHNOLOGY INC (b)	68,983	66,187
44,749	GENOPTIX INC (b)	930,031	851,126
39,000	HANGER ORTHOPEDIC GROUP INC (b)	758,300	826,410
111,989	HEALTHSOUTH CORP (b)	1,835,652	2,319,292
122,203	HEALTHSPRING INC (b)	1,701,576	3,242,046
59,654	HEALTHSTREAM INC (b)	304,984	479,618
27,000	HILL-ROM HOLDINGS INC	525,200	1,062,990
11,346	INTEGRAMED AMERICA INC (b)	87,872	98,029
15,310	MEDTOX SCIENTIFIC INC	178,719	200,561
111,633	ORTHOFIX INTERNATIONAL NV (b)(c)	2,645,345	3,237,357
20,000	PATTERSON COS INC	448,311	612,600
18,000	PERRIGO CO	357,095	1,139,940
65,411	PHC INC-CL A (MASS) (b)	89,016	106,620
98,812	REHABCARE GROUP INC (b)	2,655,785	2,341,844
9,400	RURAL/METRO CORP (b)	80,597	137,052
74,571	ZOLL MEDICAL CORP (b)	1,393,051	2,776,278
		19,243,158	26,213,064	10.23%
Industrials:
52,550	ACTUANT CORP-A	978,276	1,398,881
15,000	ACUITY BRANDS INC	533,328	865,050
27,000	AECOM TECHNOLOGY CORP (b)	628,313	755,190
369,922	AIR TRANSPORT SERVICES GROUP (b)	1,986,229	2,922,384
12,950	APPLIED SIGNAL TECHNOLOGY	234,997	490,676
49,000	AVIS BUDGET GROUP INC (b)	667,732	762,440
36,464	AZZ INC	1,197,313	1,458,925
30,000	BABCOCK & WILCOX COMPANY (b)	683,537	767,700
16,296	BREEZE-EASTERN CORP (b)	116,687	115,539
6,455	CASCADE CORP	167,661	305,192
18,400	CECO ENVIRONMENTAL CORP (b)	102,166	109,664
32,500	CHICAGO BRIDGE & IRON-NY SHR (b)(c)	631,117	1,069,250
50,000	COLFAX CORP (b)	570,484	920,500
157,447	COMMERCIAL VEHICLE GROUP INC (b)	994,004	2,558,514
28,000	COVANTA HOLDING CORP	524,966	481,320
38,950	CURTISS-WRIGHT CORP	1,362,005	1,293,140
108,564	DOLAN CO/THE (b)	1,093,238	1,511,211
42,921	DUCOMMUN INC	861,733	934,819
6,698	DXP ENTERPRISES INC (b)	103,879	160,752
5,400	ENNIS INC	69,365	92,340
20,000	ENPRO INDUSTRIES INC (b)	569,233	831,200
31,748	ESCO TECHNOLOGIES INC	1,122,637	1,201,344
25,921	FEDERAL SIGNAL CORP	146,630	177,818
8,500	FLOWSERVE CORP	433,671	1,013,370
23,500	FOSTER (LB) CO-A (b)	542,920	962,090
24,000	FOSTER WHEELER AG (b)(c)	513,529	828,480
13,079	GARDNER DENVER INC	290,540	900,097
103,562	GENCORP INC (b)	531,683	535,416
19,950	GENESEE & WYOMING INC-CL A (b)	502,922	1,056,353
9,177	GP STRATEGIES CORP (b)	62,336	93,972
77,300	GRAFTECH INTERNATIONAL LTD (b)	1,066,786	1,533,632
37,000	GREENBRIER COMPANIES INC (b)	533,907	776,630
32,541	HAWAIIAN HOLDINGS INC (b)	190,221	255,121
28,964	II-VI INC (b)	662,148	1,342,771
16,247	ITEX CORP	61,311	76,361
40,000	JOHN BEAN TECHNOLOGIES CORP	516,680	805,200
13,500	JOY GLOBAL INC	521,593	1,171,125

See accompanying notes to financial statements.	41	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund
December 31, 2010

Shares/Par	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
25,000	KANSAS CITY SOUTHERN (b)	$582,716	1,196,500
14,125	LABARGE INC (b)	168,481	221,904
16,133	LADISH CO INC (b)	407,445	784,225
21,548	LYDALL INC (b)	147,110	173,461
68,369	MAGNETEK INC (b)	98,223	92,298
57,000	MANITOWOC COMPANY INC	550,335	747,270
356,032	METALICO INC (b)	2,167,487	2,093,468
20,886	MIDDLEBY CORP (b)	942,301	1,763,196
5,500	NATIONAL PRESTO INDS INC	611,385	715,055
1,917	PREFORMED LINE PRODUCTS CO	65,250	112,192
35,000	RR DONNELLEY & SONS CO	602,981	611,450
20,000	SHAW GROUP INC (b)	806,578	684,600
53,172	SL INDS INC (b)	636,887	929,978
5,000	SMITH (A.O.) CORP	212,859	190,400
13,000	SNAP-ON INC	589,135	735,540
77,973	SPARTON CORP (b)	466,655	642,498
16,987	STANDEX INTERNATIONAL CORP	406,921	508,081
35,902	TELEDYNE TECHNOLOGIES INC (b)	1,513,741	1,578,611
19,000	TENNANT CO	696,347	729,790
27,000	TEREX CORP (b)	757,805	838,080
12,500	THOMAS & BETTS CORP (b)	547,678	603,750
8,998	TRIUMPH GROUP INC	735,215	804,511
6,558	TWIN DISC INC	117,142	195,822
15,500	TYCO INTERNATIONAL LTD (c)	700,631	642,320
11,850	UNITEK GLOBAL SERVICES INC (b)	112,575	116,367
11,627	UQM TECHNOLOGIES INC (b)	22,754	26,626
76,458	VALENCE TECHNOLOGY INC (b)	69,670	128,449
47,593	WABTEC CORP	1,511,442	2,517,194
		38,023,526	52,918,103	20.66%
Information technology:
32,339	ACTUATE CORP (b)	170,165	184,332
321,617	ADPT CORP (b)	1,025,541	942,338
14,371	ALLIANCE FIBER (b)	113,238	225,337
130,204	ANAREN INC (b)	1,392,560	2,714,753
30,347	BLUE COAT SYSTEMS INC (b)	706,666	906,465
126,517	BRIDGELINE DIGITAL INC (b)	177,249	180,919
32,000	BROADRIDGE FINANCIAL SOLUTION	543,517	701,760
40,681	COMTECH TELECOMMUNICATIONS	1,040,993	1,128,084
40,000	CORELOGIC INC	809,814	740,800
123,500	DDI CORP	1,029,259	1,452,360
52,372	DYNAMICS RESEARCH CORP (b)	393,179	701,785
54,328	EASYLINK SERVICES INTL-CL A (b)	179,179	228,178
15,073	EMAGIN CORPORATION (b)	73,966	90,438
24,770	EMS TECHNOLOGIES INC (b)	450,363	489,951
22,716	EPICOR SOFTWARE CORP (b)	203,082	229,432
106,019	EVOLVING SYSTEMS INC	731,107	882,078
27,547	FREQUENCY ELECTRONICS INC (b)	109,078	184,840
60,713	GILAT SATELLITE NETWORKS LTD (b)(c)	283,657	301,744
36,920	GLOBAL CASH ACCESS HOLDINGS (b)	104,567	117,775
18,976	IEC ELECTRONICS CORP (b)	101,678	144,218
20,880	INTEGRAL SYSTEMS INC/MD (b)	163,064	206,921
14,889	INTERNET MEDIA SERVICES INC (b)(d)	723	350
9,815	KULICKE & SOFFA INDUSTRIES (b)	73,875	70,668
106,765	KVH INDUSTRIES INC (b)	1,409,275	1,275,842
44,487	LANTRONIX INC (b)	148,858	164,602
345,992	LOOKSMART LTD (b)	468,636	730,043
90,283	MAGMA DESIGN AUTOMATION INC (b)	237,809	452,318
24,422	MERCURY COMPUTER SYSTEMS INC (b)	184,968	448,876
27,855	MICRONETICS INC (b)	143,538	122,562
84,945	MKS INSTRUMENTS INC (b)	1,809,026	2,080,303
41,800	NAPCO SECURITY TECHNOLOGIES (b)	68,377	74,822
5,138	NCI INC-A (b)	116,324	118,123
47,282	NETSCOUT SYSTEMS INC (b)	694,420	1,087,959
20,525	NOVA MEASURING INSTRUMENTS (b)(c)	101,038	170,563
32,889	OCCAM NETWORKS INC (b)	243,506	285,148
100,560	OCLARO INC (b)	1,426,484	1,322,364
42,609	ONLINE RESOURCES CORP (b)	195,869	198,132
12,915	OSI SYSTEMS INC (b)	333,292	469,589
556,312	QUANTUM CORP (b)	1,582,236	2,069,481
28,598	QUEPASA CORP (b)	233,174	334,597
76,875	QUEST SOFTWARE INC (b)	1,336,414	2,132,513
19,783	REALNETWORKS INC (b)	64,831	83,089
177,594	RF MICRO DEVICES INC (b)	761,991	1,305,316

See accompanying notes to financial statements.	42	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund
December 31, 2010

Shares/Par	Security	Cost	Fair value (a)	Percent of net assets
Information technology (Cont’d):
28,874	ROVI CORP (b)	$576,815	1,790,477
230,455	SANMINA-SCI CORP (b)	2,222,382	2,645,623
33,870	SELECTICA INC (b)	195,859	165,963
9,958	SIGMATRON INTERNATIONAL INC (b)	63,863	63,731
16,050	SILICON GRAPHICS INTERNATION (b)	114,693	144,932
20,076	SMART MODULAR TECHNOLOGIES (b)	110,502	115,638
12,793	SMITH MICRO SOFTWARE INC (b)	108,421	201,362
22,450	SPECTRUM CONTROL INC (b)	176,736	336,526
82,365	SYNIVERSE HOLDINGS INC (b)	1,076,698	2,540,960
85,284	SYNNEX CORP (b)	2,378,233	2,660,861
23,523	TAKE-TWO INTERACTIVE SOFTWRE (b)	233,071	287,922
107,274	TIER TECHNOLOGIES INC (b)	702,933	642,571
76,461	TNS INC (b)	1,730,020	1,590,389
29,927	TOLLGRADE COMMUNICATIONS INC (b)	209,138	277,723
98,767	UNISYS CORP (b)	2,851,575	2,557,078
48,882	WEB.COM GROUP INC (b)	237,886	413,053
45,378	WESTELL TECHNOLOGIES INC-A (b)	65,588	148,386
18,000	WRIGHT EXPRESS CORP (b)	495,073	828,000
37,077	ZORAN CORP (b)	296,853	326,278
		35,282,925	45,489,241	17.75%
Materials:
17,000	APTARGROUP INC	711,338	808,690
15,000	ASHLAND INC	551,175	762,900
20,500	BEMIS COMPANY	601,990	669,530
9,463	BUCKEYE TECHNOLOGIES INC	93,096	198,818
12,000	CLEARWATER PAPER CORP (b)	271,297	939,600
1,100	CONTANGO ORE INC (b)	3,714	11,550
11,500	DELTIC TIMBER CORP	546,288	647,910
268,798	ENTROPIC COMMUNI (b)	2,232,807	3,247,080
10,684	GREIF INC-CL A	455,256	661,340
11,184	HORSEHEAD HOLDING CORP (b)	114,883	145,839
5,435	INNOPHOS HOLDINGS INC	123,237	196,095
18,143	INNOSPEC INC (b)	155,995	370,117
20,000	KAPSTONE PAPER AND PACKAGING (b)	145,550	306,000
38,668	KOPPERS HOLDINGS INC	1,067,633	1,383,541
147,325	NEO MATERIAL TECHNOLOGIES IN (b)(c)	592,826	1,163,868
4,119	OLYMPIC STEEL INC	90,167	118,133
253,509	OMNOVA SOLUTIONS INC (b)	1,742,920	2,119,335
63,347	ROCK-TENN COMPANY -CL A	2,395,021	3,417,571
8,981	STEPAN CO	638,960	684,981
5,004	SYNALLOY CORP	60,595	60,648
14,000	TEXAS INDUSTRIES INC	775,328	640,920
46,492	UNITED STATES ANTIMONY CORP (b)	20,564	27,895
84,369	WHX CORP (b)	184,683	1,095,109
19,000	WR GRACE & CO (b)	465,151	667,469
39,000	ZEP INC	555,900	775,319
		14,596,374	21,120,258	8.24%
Utilities:
21,030	ALLETE INC	671,405	783,577
27,000	AMERICAN WATER WORKS CO INC	583,883	682,829
19,000	CLECO CORPORATION	470,134	584,439
14,000	ITC HOLDINGS CORP	638,988	867,719
53,371	PORTLAND GENERAL ELECTRIC CO	1,104,732	1,158,150
31,000	QUESTAR CORP	521,602	539,709
7,540	SJW CORP	172,466	199,583
22,525	SOUTHWEST GAS CORP	552,857	825,991
32,317	UIL HOLDINGS CORP	917,736	968,216
21,012	UNITIL CORP	457,904	477,812
		6,091,707	7,088,025	2.77%
	Sub-total Common Stock:	193,379,498	253,055,787
Short-term investments:
5,133,720	NORTHERN INSTL GOVERNMENT SELECT PORTFOLIO, 0.01% (e)	5,133,720	5,133,720
	Sub-total Short-term investments:	5,133,720	5,133,720	2.00%
	Grand Total (f)	$198,513,218	258,189,507	100.76%

See accompanying notes to financial statements.	43	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund
December 31, 2010

Notes to Schedule of Investments:
(a)	Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b)	Currently non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of December 31, 2010, the value of stocks or depository receipts represented 5.23% of net assets.
(d)	This security is being fair valued according to procedures adopted by the Board of Trustees.
(e)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds.
(f)

At December 31, 2010, the cost for Federal income tax purposes was $198,543,256. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

	Gross unrealized appreciation	$63,891,094
	Gross unrealized depreciation	(4,244,843)
	Net unrealized appreciation	$59,646,251

See accompanying notes to financial statements.	44	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments – Clearwater Small Cap Fund

December 31, 2010

See accompanying notes to financial statements.	45	(continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
Closed-End funds:
47,200	AMERICAN MUNI INCOME PT			$554,976	606,992
208,600	BLACKROCK LNG-TM MUN ADV			2,133,992	2,102,688
35,600	BLACKROCK MUN INC TRUST			373,567	466,360
18,200	BLACKROCK MUNI BOND TRUST			169,379	249,886
54,700	BLACKROCK MUNIYIELD PENNS			774,527	735,715
21,837	BLACKROCK MUNIYIELD QUALI			275,930	268,813
71,200	BLACKROCK MUNIYIELD INVES			905,807	924,176
81,800	BLACKROCK MUNIYIELD MI QU			981,525	990,598
59,500	BLACKROCK MUNIHOLDINGS QU			749,861	711,620
78,300	BLACKROCK MUNIYIELD QUALI			1,032,557	976,401
28,100	BLACKROCK MUNIYIELD QUAL			333,747	318,935
186,000	BLACKROCK MUNIHOLDINGS QU			2,175,942	2,390,100
76,179	BLACKROCK MUNIYIELD MI QU			1,014,103	1,016,990
12,500	DREYFUS STRATEGIC MUNI BD			68,613	94,750
209,000	DWS MUNICIPAL INCOME TRUS			2,278,136	2,386,780
26,905	EATON VANCE MUNICIPAL INC			286,929	299,453
1,000	EATON VANCE CAL MUNI BOND			8,280	11,250
66,800	EATON VANCE CALI MUN BOND			744,489	734,800
1,100	EATON VANCE MICHI MUNI BN			15,510	13,563
10,800	FEDERATED PREMIER MUNI IN			128,672	143,316
68,200	INVESCO MUNICIPAL PREMIUM			515,130	516,956
101,881	INVESCO QUALITY MUNI INC			1,164,128	1,253,136
95,900	INVESCO QUALITY MUNI INV			1,173,337	1,198,750
37,800	INVESCO VAN KAMPEN S S MN			398,849	424,116
83,800	INVESCO VAN KAMPEN TRUST			954,508	1,142,194
94,239	INVESCO VAN KAMPEN PENN V			1,240,054	1,192,123
74,277	INVESCO VAN KAMPEN TRUST			1,042,890	991,598
124,300	INVESCO VAN KAMPEN AD MIT			1,443,464	1,409,562
56,248	MANAGED DURATION INVESTME			714,557	737,411
6,500	MFS HIGH INCOME MUNICIPAL			23,108	30,615
10,299	NEUBERGER BERMAN INTMD MU			126,917	143,259
31,103	NUVEEN CAL INV QUAL MUNI			373,215	392,831
13,700	NUVEEN CAL MUNI MKT OPPOR			157,825	174,401
42,560	NUVEEN DIVIDEND ADV MUNI			523,323	565,197
41,700	NUVEEN DVD ADVANTAGE MUNI			475,800	537,930
13,500	NUVEEN INSD DVD ADV MUNI			181,771	183,600
4,800	NUVEEN MA PREMIUM INC MUN			65,734	64,080
30,600	NUVEEN MI PREMIUM INC MUN			404,605	400,248
44,600	NUVEEN MUNI ADVANTAGE FUN			522,316	583,368
15,500	NUVEEN NJ INV QUAL MUNI F			211,528	203,360
10,100	NUVEEN PA DVD ADV MUNI FD			127,549	133,118
48,500	NUVEEN PENN INV QUAL MUNI			673,352	646,505
238,709	NUVEEN PREMIUM INC MUNI F			3,273,534	3,160,507
27,100	NUVEEN PREMIER MUNI INC F			367,653	353,655
216,190	PUTNAM MUNI OPPORTUNITIES			2,450,699	2,347,823
12,700	WESTERN ASSET INTERMEDIAT			111,045	120,523
22,000	WESTERN ASSET MANAGED MUN			240,488	265,540
48,606	WESTERN ASSET MUNICIPAL P			620,291	644,517
				34,584,212	35,260,109	6.83%
Municipal bonds:
750,000	ABAG FIN AUTH FOR NONPROFIT CORPS CALIF REV	9/1/2037	6.00	745,014	728,573
1,000,000	ABAG FIN AUTH FOR NONPROFIT CORPS CALIF REV	7/1/2037	5.75	954,256	940,580
1,000,000	ABERDEEN S D ECONOMIC DEV REV	5/1/2029	5.63	964,007	936,400
1,500,000	AGUA CALIENTE BAND CAHUILLA INDIANS CALIF REV	7/1/2018	6.00	1,468,924	1,425,420
1,500,000	ALASKA ST HSG FIN CORP	6/1/2032	5.25	1,284,690	1,501,545
960,000	ALASKA HSG FIN CORP HOME MTG REV	12/1/2034	5.25	957,318	948,365
500,000	ALASKA HSG FIN CORP MTG REV	12/1/2040	4.63	495,019	443,130
445,000	ALASKA HSG FIN CORP HOME MTG REV	12/1/2033	5.45	445,000	448,800
2,000,000	ALASKA ST HSG FIN CORP	12/1/2034	5.25	2,006,599	2,000,600
200,000	ALABAMA SPL CARE FACS FING AUTH MOBILE HOSP REV	11/1/2019	5.00	206,512	200,594
650,000	ALABAMA HSG FIN AUTH SINGLE FAMILY MTG REV	4/1/2038	4.50	484,960	573,723
1,320,000	ALABAMA HSG FIN AUTH SINGLE FAMILY MTG REV	10/1/2028	5.25	1,320,000	1,327,788
500,000	ALAMEDA CORRIDOR TRANSN AUTH CALIF REV (b)(c)	10/1/2024	1.60	409,986	393,854
600,000	ALASKA INDL DEV & EXPT AUTH CMNTY PROVIDER REV	12/1/2011	5.45	600,000	394,290
240,000	ALBANY N Y INDL DEV AGY CIVIC FAC REV (b)	5/1/2016	6.50	240,000	95,645
350,000	ALEUTIANS EAST BOROUGH ALASKA PROJ REV	6/1/2025	5.50	316,018	300,969
485,000	ALEXANDRIA VA REDEV & HSG AUTH MULTI-FAMILY HSG REV	10/1/2029	6.13	508,298	487,100
1,025,000	ALISAL CALIF UN SCH DIST (b)(c)	8/1/2025	10.55	446,541	417,770
1,000,000	ALLEGHENY CNTY PA INDL DEV AUTH CHRTR SCH REV	8/15/2026	5.90	1,000,000	904,320
1,500,000	CLIFTON TEX HIGHER ED FIN CORPED REV	8/15/2028	7.00	1,462,817	1,448,415
1,750,000	ARLINGTON TEX SPL OBLIG	8/15/2034	5.00	1,872,269	1,750,508
965,000	ASMS PUB EDL BLDG AUTH MOBILE ALA REV	9/1/2026	4.38	939,313	914,434
500,000	ATLANTA GA ARPT REV	1/1/2020	5.75	502,500	504,080

See accompanying notes to financial statements.	46	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
Municipal bonds (Cont’d):
500,000	ATLANTA GA ARPT REV	1/1/2030	6.00	$520,981	529,285
1,000,000	ATLANTA GA ARPT REV (b)	1/1/2030	5.60	924,130	919,970
630,000	AUSTIN TEX CONVENTION ENTERPRISES INC CONVENTION CTR	1/1/2012	6.00	606,558	629,761
400,000	AVE MARIA STEWARDSHIP CMNTY DEV DIST FLA	11/1/2012	4.80	399,828	370,120
1,028,683	ARIZONA HEALTH FACS AUTH REV	7/1/2027	5.25	997,486	854,588
1,000,000	BAY CNTY FLA EDL FACS REV	9/1/2030	5.25	981,935	831,260
500,000	BERKELEY CNTY S C SCH DIST INSTALLMENT LEASE	12/1/2024	5.25	510,131	505,895
1,000,000	BEXAR CNTY TEX HEALTH FACS DEV CORP REV	7/1/2030	5.88	984,123	952,670
250,000	BEXAR CNTY TEX HSG FIN CORP MULTI FAMILY HSG REV	12/1/2021	6.50	265,871	232,798
500,000	BEXAR CNTY TEX HSG FIN CORP MULTI FAMILY HSG REV	1/1/2021	5.70	445,412	462,265
600,000	BEXAR CNTY TEX HSG FIN CORP MULTI FAMILY HSG REV	8/1/2030	6.10	518,489	532,374
890,000	BEXAR CNTY TEX HSG FIN CORP MULTI FAMILY HSG REV	12/1/2036	9.25	868,580	617,785
445,000	BEXAR CNTY TEX HSG FIN CORP MULTI FAMILY HSG REV	9/15/2021	8.75	445,000	438,548
365,000	BEXAR CNTY TEX HSG FIN CORP MULTI FAMILY HSG REV	8/1/2030	8.13	352,455	313,265
805,000	BEXAR CNTY TEX HSG FIN CORP MULTI FAMILY HSG REV (b)	4/1/2030	9.00	802,520	158,988
1,005,000	BEXAR CNTY TEX HSG FIN CORP MULTI FAMILY HSG REV (b)	6/1/2031	10.50	1,005,000	298,344
1,000,000	BIRMINGHAM ALA ARPT AUTH ARPT REV	7/1/2030	5.25	970,303	988,580
500,000	BIRMINGHAM-SOUTHERN COLLEGE AL PVT EDL BLDG AUTH TUITION	12/1/2019	5.35	504,110	436,285
96,381	BISMARCK STATE COLLEGE (d)	4/1/2032	5.01	98,017	96,381
650,000	BI-STATE DEV AGY MO ILL MET DIST MASS TRAN SALES TAX	10/1/2033	5.25	650,000	649,090
1,000,000	BLOOMINGTON MINN HSG REV	12/1/2030	6.00	971,716	938,170
500,000	BOONE CNTY MO HOSP REV	8/1/2028	5.75	515,445	502,105
700,000	BOSTON MASS REV	10/1/2031	6.13	701,236	714,350
500,000	BOWLING GREEN OHIO STUDENT HSGREV	6/1/2031	5.75	491,733	457,380
965,000	BRAZOS CNTY TEX HEALTH FAC DEV CORP FRANCISCAN SVCS CORP REV	1/1/2032	5.38	954,386	888,128
500,000	BRAZOS CNTY TEX HEALTH FAC DEV CORP FRANCISCAN SVCS CORP REV	1/1/2033	5.50	504,881	462,795
204,000	BRIDGEVILLE DEL SPL OBLIG	7/1/2035	5.13	204,000	134,218
890,000	BUCKEYE OHIO TOB SETTLEMENT FING AUTH	6/1/2024	5.13	856,213	685,407
750,000	BUNCOME CNTY N C PROJ DEV FING REV	8/1/2024	6.75	737,558	649,148
395,000	BUTLER CNTY PA GEN AUTH REV	10/1/2034	0.90	395,000	236,834
350,000	CALIFORNIA STATEWIDE CMNTYS DEV AUTH SPL TAX	9/1/2029	6.00	350,000	289,741
385,000	CALIFORNIA CMNTYS HSG FIN AGY LEASE REV	11/1/2012	4.85	382,409	209,521
750,000	CALIFORNIA STATEWIDE CMNTYS DEV AUTH REV	6/1/2017	5.40	747,961	738,008
500,000	CALIFORNIA STATEWIDE CMNTYS DEV AUTH REV	10/1/2025	5.75	487,839	471,715
1,500,000	CALIFORNIA SCH FACS FING AUTH REV (b)	1/1/2021	6.00	1,500,000	1,492,545
1,500,000	CALIFORNIA STATEWIDE CMNTYS DEV AUTH REV	1/1/2016	5.25	1,491,771	1,484,445
750,000	CALIFORNIA MUN FIN AUTH SR LIVING REV	5/15/2029	5.88	750,000	751,170
570,000	CALIFORNIA MUN FIN AUTH CHARTER SCH LEASE REV	9/1/2022	5.50	575,294	526,463
750,000	CALIFORNIA MUN FIN AUTH ED REV	6/1/2026	5.25	744,594	634,890
500,000	CALIFORNIA HSG FIN AGY REV	8/1/2033	5.45	481,119	470,905
750,000	CALIFORNIA HSG FIN AGY REV	8/1/2038	5.50	754,412	682,830
500,000	CALIFORNIA HEALTH FACS FING AUTH REV	3/1/2033	5.00	503,040	443,015
145,000	CALIFORNIA CMNTYS HSG FIN AGY LEASE REV	8/1/2012	4.65	144,892	79,015
500,000	CALIFORNIA INFRASTRUCTURE & ECONOMIC DEV BK ST SCH FD	8/15/2029	5.75	505,253	484,965
1,000,000	CALIFORNIA INFRASTRUCTURE & ECONOMIC DEV BK REV	2/1/2030	6.00	1,011,859	1,029,780
600,000	CALIFORNIA STATEWIDE CMNTYS DEV AUTH MULTIFAMILY REV	11/20/2036	6.15	628,663	672,858
500,000	CALIFORNIA MUN FIN AUTH REV	5/1/2025	6.88	498,853	517,150
1,500,000	CALIFORNIA SCH FACS FING AUTH REV (b)(c)	8/1/2029	2.42	1,037,415	1,013,985
500,000	CALIFORNIA ST PUB WKS BRD LEASE REV	10/1/2030	5.75	503,384	483,910
500,000	CALIFORNIA STATEWIDE CMNTYS DEV AUTH	5/15/2032	5.75	493,295	471,255
400,000	CALIFORNIA STATEWIDE CMNTYS DEV AUTH CTFS PARTN	8/15/2031	5.50	372,061	384,900
200,000	CALIFORNIA STATEWIDE CMNTYS DEV AUTHR EV	4/20/2036	7.00	200,000	210,640
500,000	CALIFORNIA CNTY CALIF TOB SECURITIZATION AGY TOB	6/1/2036	5.00	495,020	350,760
135,000	CALIFORNIA CNTY CALIF TOB SECURITIZATION AGY TOB	6/1/2021	4.50	133,560	114,881
130,000	CALIFORNIA CNTY CALIF TOB SECURITIZATION AGY TOB	6/1/2023	5.63	125,119	129,419
260,000	CAMERON TEX ED CORP REV	8/15/2021	5.00	205,126	229,117
1,000,000	CAPITAL AREA CULTURAL ED FACS FIN CORP TEX REV	4/1/2024	5.50	978,692	954,460
750,000	CAPITAL TR AGY FLA MULTIFAMILYREV	6/1/2038	5.88	762,991	239,903
255,000	CAPITAL TR AGY FLA MULTIFAMILYREV	6/1/2013	4.75	255,000	81,567
1,177,292	CARLSBAD N M INDL DEV REV	4/15/2021	5.75	1,207,298	1,072,913
125,000	CARSON CITY NEV HOSP REV	9/1/2031	5.75	129,903	118,763
900,000	CENTINELA VALLEY CALIF UN HIGH SCH DIST	8/1/2033	5.50	911,786	845,739
595,000	CHANDLER PARK ACADEMY MICH PUB SCH ACADEMY REV	11/1/2022	5.00	441,448	529,276
400,000	CHARTIERS VALLEY PA INDL & COML DEV AUTH REV	8/15/2012	5.00	399,070	400,580
500,000	CHATHAM CNTY GA HOSP AUTH REV	1/1/2034	5.50	519,648	410,940
275,000	CHESTERFIELD CNTY VA INDL DEV AUTH MULTI-FAMILY REV	7/1/2019	5.20	256,688	275,195
250,000	CHESTERFIELD CNTY VA INDL DEV AUTH POLLUTN CTL REV	6/1/2017	5.88	254,823	255,525
15,000	CHICAGO ILL MET HSG DEV CORP MTG REV	7/1/2022	6.85	15,357	15,022
1,000,000	CHICAGO-REF-A-AGM	1/1/2027	5.00	962,659	960,610
500,000	CITIZEN POTAWATOMI NATION OKLASR OBLIG TAX REV	9/1/2016	6.50	500,000	478,055
250,000	CLARK CNTY NEV ECONOMIC DEV REV	5/15/2033	5.38	254,067	237,240
455,000	CLARK CNTY NEV IMPT DIST	2/1/2019	5.00	456,399	386,700
1,000,000	CLARK CNTY NEV PASSENGER FAC CHARGE REV	7/1/2030	5.00	984,651	954,450

See accompanying notes to financial statements.	47	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
Municipal bonds (Cont’d):
500,000	CLAYTON GA SO REGL MED	8/1/2030	5.00	489,615	484,205
355,000	CLEARWATER FLA HSG AUTH REV	5/1/2024	5.35	260,490	300,348
500,000	CLEVELAND CNTY OKLA JUSTICE AUTH SALES TAX REV	3/1/2029	5.75	488,437	509,410
1,000,000	CLIFTON TEX HIGHER ED FIN CORPED REV	12/1/2030	6.00	982,809	902,270
1,000,000	CLIFTON TEX HIGHER ED FIN CORPED REV	12/1/2025	5.70	991,985	909,160
750,000	CLIFTON TEX HIGHER ED FIN CORPED REV	2/15/2018	7.75	739,888	839,138
1,000,000	COMMUNITY MEM HOSP DIST MO HOSP REV	12/1/2034	6.68	884,208	810,120
350,000	COLORADO EDL & CULTURAL FACS AUTH REV	12/1/2039	5.13	330,600	309,922
835,000	COLORADO EDL & CULTURAL FACS AUTH REV	11/15/2028	6.75	835,000	887,204
1,000,000	COLORADO EDL & CULTURAL FACS AUTH REV	7/1/2034	5.60	993,452	905,690
1,000,000	COLORADO EDL & CULTURAL FACS AUTH REV	6/1/2033	5.50	974,789	949,370
1,500,000	COLORADO EDL & CULTURAL FACS AUTH INDPT SCH REV	5/1/2030	6.00	1,458,098	1,430,640
940,000	COLORADO HSG & FIN AUTH	10/1/2029	5.40	940,000	939,915
845,000	COLORADO HSG & FIN AUTH	11/1/2029	5.50	845,000	844,932
625,000	COLO HSG FIN AUTH SINGLE FAMILY MTG REV	11/1/2034	5.00	625,049	626,550
365,000	COLLIER CNTY FLA HSG FIN AUTH MULTIFAMILY REV	8/15/2015	5.25	364,037	372,588
1,000,000	COLTON CALIF JT UNI SCH DIST (b)(c)	8/1/2035	3.46	540,774	466,570
1,750,000	COMPARK BUSINESS CAMPUS MET DIST COLO	12/1/2027	5.75	1,571,970	1,414,578
375,000	CONNERTON WEST CMNTY DEV DIST FLA CAP IMPT REV (b)	5/1/2016	5.13	374,540	142,350
1,105,000	CORONA-NORCO CALIF UNI SCH DIST (b)(c)	8/1/2039	2.24	675,711	728,096
637,000	CORTLAND ILL SPL TAX REV	3/1/2017	5.50	632,914	394,985
500,000	CRAWFORD CNTY PA INDL DEV AUTH	11/1/2031	6.00	492,401	509,795
880,000	CROW FIN AUTH MONT TRIBAL PURP REV	10/1/2017	5.65	847,589	881,822
1,250,000	CROWN POINT IND ECONOMIC DEV REV	11/15/2013	6.50	1,250,000	1,240,875
1,000,000	CONNECTICUT ST HSG FIN AUTH	11/15/2035	4.75	1,000,000	946,880
1,250,000	CONNECTICUT ST DEV AUTH POLLUTN CTL REV	9/1/2028	5.85	1,311,738	1,257,563
1,000,000	CENTER UNI SCH DIST CALIF (b)(c)	8/1/2031	12.90	300,383	226,510
1,000,000	CULLMAN CNTY ALA HEALTH CARE AUTH	2/1/2023	6.25	979,190	966,260
500,000	CUYAHOGA CNTY OHIO HSG MTG REV	3/20/2042	5.70	513,834	509,470
3,354,000	DALLAS TEX HSG FIN CORP MULTI	10/20/2032	6.75	3,333,363	3,444,625
1,000,000	DAMON RUN CONSERVANCY DIST IND	1/1/2027	6.38	1,017,981	1,004,230
2,000,000	DAMON RUN CONSERVANCY DIST IND	7/1/2025	6.10	2,046,452	1,998,100
500,000	DISTRICT COLUMBIA REV	6/1/2026	5.00	508,209	416,085
500,000	METROPOLITAN WASHINGTON D C ARPTS AUTH DULLES TOLL ROAD REV	7/1/2033	5.45	500,000	488,600
750,000	DE KALB CNTY GA HOSP AUTH REV ANTIC CTFS	9/1/2030	6.00	742,245	740,558
475,000	DELAWARE ST HSG AUTH REV	7/1/2031	5.20	475,000	468,288
500,000	DELANO CALIF FING AUTH REV	12/1/2025	5.00	493,779	468,945
500,000	DELAWARE RIV PORT AUTH PA & N J	1/1/2022	5.70	500,000	500,570
500,000	DELTA CNTY COLO MEM HOSP DIST	9/1/2030	5.50	488,793	463,165
178,630	DENHAM SPRINGS-LIVINGSTON HSG & MTG FIN AUTH LA SGLE F M REV	11/1/2040	5.00	185,175	181,145
500,000	DENVER COLO CITY & CNTY ARPT REV	11/15/2031	5.00	493,608	481,165
500,000	DENVER COLO CONVENTION CTR HOTEL AUTH REV	12/1/2030	5.00	511,940	408,670
500,000	DETROIT LAKES MINN HSG & HEALTH FACS REV	8/1/2034	2.39	500,000	491,845
750,000	DETROIT SER A	4/1/2020	5.25	752,771	638,775
500,000	DINUBA CALIF FING AUTH LEASE REV	9/1/2038	5.38	494,652	368,530
1,105,000	DIRECTOR ST NEV DEPT BUSINESS & INDUSTRY (b)	11/15/2014	6.00	1,097,305	666,735
3,000,000	DUBLIN CALIF UNI SCH DIST (b)(c)	8/1/2034	15.06	682,232	580,140
500,000	EAST BATON ROUGE LA MTG FIN AUTH SINGLE FAMILY REV	10/1/2034	5.00	500,000	481,790
500,000	E-470 PUB HWY AUTH COLO REV	9/1/2024	5.50	505,296	501,385
565,000	EAST CHICAGO IND REDEV COMMN LAKE FRONT REDEV AREA TAX	1/15/2015	5.25	565,000	573,419
550,000	EAST CHICAGO IND REDEV COMMN LAKE FRONT REDEV AREA TAX	7/15/2014	5.00	550,000	556,534
950,000	EAST POINT GA	2/1/2026	8.00	1,064,482	952,955
800,000	EDEN PRAIRIE MINN MULTIFAMILY HSG REV	2/20/2043	6.20	868,908	842,240
2,045,000	EDEN TWP CALIF HEALTHCARE DIST CTFS PARTN	6/1/2030	6.00	2,021,772	1,928,701
140,000	EL PASO CNTY TEX HSG FIN CORP MULTIFAMILY HSG REV	12/1/2015	7.00	140,000	140,010
750,000	EL PASO DE ROBLES CALIF REDEV AGY TAX ALLOCATION REV	7/1/2033	6.38	741,557	760,050
794,940	EL PASO TEX HSG FIN CORP MTG REV	4/1/2033	6.18	822,186	832,072
500,000	ELKHART CNTY IND HOSP AUTH REV	8/15/2020	5.25	504,009	500,180
2,000,000	EMERY CNTY UTAH POLLUTN CTL REV	11/1/2023	5.65	2,019,469	2,004,500
1,155,000	ENTERPRISE CALIF ELEM SCH DIST (b)(c)	8/1/2035	3.73	602,247	515,939
1,000,000	ERIE CNTY PA HOSP AUTH REV	7/1/2027	7.00	1,000,000	975,230
1,000,000	ERIE CNTY OHIO HOSP FACS REV	8/15/2032	5.63	1,009,752	949,040
500,000	ESTHERVILLE IOWA HOSP REV	7/1/2020	6.30	503,757	505,295
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MULTIFAMILY REV	8/1/2039	5.60	500,000	508,865
250,000	FARGO N D HEALTH SYS REV	6/1/2027	5.38	246,761	239,088
2,861,643	FARGO N D UNIV FACS REV	11/29/2027	5.11	2,861,643	2,767,466
239,000	FARMS NEW KENT VA CMNTY DEV AUTH SPL ASSMT	3/1/2036	5.13	239,000	160,371
1,000,000	FESTIVAL RANCH CMNTY FACS DISTARIZ	7/15/2024	6.25	1,016,474	992,310
315,000	FIDDLERS CREEK CMNTY DEV DIST NO 2 FLA SPL ASSMT REV (b)	5/1/2013	5.75	314,118	100,611
750,000	FLORIDA HIGHER EDL FACS FING AUTH REV	7/1/2032	5.38	759,691	718,223
420,000	FLORIDA HSG FIN CORP REV	7/1/2033	5.45	420,000	421,331
1,960,000	FLORIDA HSG FIN CORP REV	7/1/2034	5.30	1,982,307	1,921,310

See accompanying notes to financial statements.	48	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
Municipal bonds (Cont’d):
900,000	FLAGSTAFF ARIZ INDL DEV AUTH REV	7/1/2022	5.50	$827,851	827,892
1,400,000	FLINT MICH HOSP BLDG AUTH REV	7/1/2020	6.00	1,360,298	1,354,822
675,000	FOREST CREEK CMNTY DEV DIST FLA CAP IMPT REV	11/1/2013	7.00	851,395	648,986
250,000	FOREST GROVE ORE REV	5/1/2030	6.00	245,764	255,185
1,000,000	FRANKLIN CNTY OHIO HEALTH CARE FACS REV	7/1/2035	5.13	585,977	831,530
1,245,000	FULTON CNTY GA DEV AUTH REV	11/1/2028	5.25	1,076,434	945,851
1,000,000	FYI PROPERTIES WASH LEASE REV	6/1/2034	5.50	980,557	1,026,360
1,000,000	GAINESVILLE & HALL CNTY GA HOSP AUTH REV ANTIC CTFS	2/15/2030	5.00	971,218	926,740
500,000	GAINESVILLE & HALL CNTY GA DEVAUTH RETIREMENT CMNTY REV	11/15/2029	6.38	516,172	505,180
1,206,508	GALVESTON CNTY TEX MUN UTIL DIST NO 52	3/1/2011	6.16	1,206,508	964,483
400,000	GEISINGER AUTH PA HEALTH SYS	5/1/2037	0.96	400,000	256,352
500,000	GILA CNTY ARIZ UNI SCH DIST NO 10 PAYSON	7/1/2028	5.75	476,766	520,360
750,000	GLENDALE CALIF REDEV AGY TAX ALLOCATION REV	12/1/2024	5.50	739,184	726,585
1,000,000	GOLDEN ST TOB SECURITIZATION CORP CALIF TOB SETTLEMENT REV	6/1/2047	5.13	849,251	603,960
2,000,000	GRAND FORKS N D HEALTH CARE SYS REV	8/15/2027	5.63	2,000,000	1,921,640
500,000	GRAND VALLEY MICH ST UNIV REV	12/1/2024	5.30	495,108	514,280
500,000	GUAM GOVT DEPT ED CTFS PARTN	12/1/2015	5.50	497,831	504,685
500,000	GUNNISON CNTY COLO	7/15/2019	6.10	508,861	494,820
1,000,000	HAMDEN CONN FAC REV	1/1/2014	6.13	987,223	1,005,340
1,000,000	HAMMOND IND LOC PUB IMPT BD BKSPL REV	8/15/2025	6.50	1,023,849	1,012,210
500,000	HAMMOND IND REDEV DIST REV	1/15/2017	6.00	500,000	495,555
1,500,000	HARBOR POINT INFRASTRUCTURE IMPT DIST CONN SPL OBLIG REV	4/1/2022	7.00	1,500,000	1,516,035
1,250,000	HARRIS CNTY TEX CULTURAL ED FACS FIN CORP REV	8/15/2021	6.75	1,250,000	1,238,688
1,000,000	HARRISON CNTY TEX HEALTH FACS DEV CORP REV	7/1/2028	5.25	985,843	899,410
1,500,000	HARTNELL CALIF CMNTY COLLEGE DIST(b)(c)	8/1/2034	5.71	647,613	709,020
350,000	HARVEY-REF-SER A	12/1/2027	5.50	357,234	312,074
2,000,000	HAWTHORNE CALIF SCH DIST CTFS PARTN (b)(c)	12/1/2029	1.69	1,517,336	1,486,880
1,000,000	HAWTHORNE SD-CABS-C (b)(c)	11/1/2026	11.90	354,608	326,290
1,000,000	HEALDSBURG REDEV-SOTO	8/1/2034	5.38	990,039	970,690
1,000,000	HELENDALE CONV CABS (b)(c)	8/1/2034	3.31	564,723	545,000
590,000	HAWAII ST DEPT BUDGET & FIN SPL PURP REV	11/15/2029	8.75	581,859	667,898
500,000	HAWAII ST DEPT BUDGET & FIN SPL PURP REV	11/15/2014	6.40	500,000	501,755
1,000,000	HAWAII ST DEPT BUDGET & FIN SPL PURP REV	11/15/2023	7.88	968,295	1,059,850
1,500,000	HAWAII ST DEPT BUDGET & FIN SPL PURP REV	11/15/2033	8.00	1,584,501	1,578,045
500,000	HIGHLANDS CNTY FLA HEALTH FACS AUTH REV	11/15/2032	5.13	501,639	469,630
255,000	HIGHLANDS CNTY FLA HEALTH FACS AUTH REV	11/15/2027	5.00	257,577	246,797
500,000	HIMALAYA WTR & SANTN DIST COLO	12/1/2035	5.00	512,655	422,665
500,000	HOPKINS CNTY TEX HOSP DIST HOSP REV	2/15/2023	5.50	488,729	454,555
250,000	HOUMA-TERREBONNE PUB TR FING AUTH LA SINGLE FAMILY MTG REV	12/1/2040	5.15	260,258	255,475
250,000	HOWARD CNTY MD RETIREMENT CMNTY REV	4/1/2027	5.25	254,792	199,235
400,000	HUNTSVILLE-REDSTONE VLG ALA SPL CARE FACS FING AUTH	1/1/2015	5.25	400,000	391,548
400,000	IOWA FIN AUTH SR HSG REV	12/1/2014	5.00	398,155	367,208
500,000	IOWA FIN AUTH SR LIVING FAC REV	11/15/2027	5.50	508,863	358,705
1,000,000	IOWA STUDENT LN LIQUIDITY CORP STUDENT LN REV	12/1/2027	5.50	977,394	956,470
750,000	IDAHO HSG & FIN ASSN NONPROFIT FACS REV	7/1/2021	9.00	750,000	848,475
250,000	IDAHO HSG & FIN ASSN NONPROFIT FACS REV	12/1/2018	5.50	247,614	236,773
270,000	IDAHO HSG & FIN ASSN SINGLE FAMILY MTG REV	1/1/2040	5.50	270,000	271,642
250,000	IDAHO HSG & FIN ASSN NONPROFIT FACS REV	7/1/2021	5.63	249,304	234,263
750,000	IDAHO HSG & FIN ASSN NONPROFIT FACS REV	7/1/2030	5.50	750,000	633,405
245,000	IDAHO HSG & FIN ASSN NONPROFIT FACS REV	8/1/2017	6.25	245,000	233,069
1,000,000	IDAHO HSG & FIN ASSN NONPROFIT FACS REV	2/1/2026	6.50	1,000,000	995,180
445,000	IDAHO HSG & FIN ASSN SINGLE FAMILY MTG REV	7/1/2038	5.50	445,000	448,605
720,000	IDAHO HSG & FIN ASSN SINGLE FAMILY MTG REV	7/1/2026	5.65	737,861	720,000
250,000	IDAHO HSG & FIN ASSN NONPROFIT FACS REV	6/1/2021	5.50	250,000	237,438
250,000	ILLINOIS DEV FIN AUTH REV	5/15/2021	5.50	256,822	250,010
195,000	ILLINOIS DEV FIN AUTH POLLUTN CTL REV	2/1/2024	5.70	196,814	194,279
500,000	ILLINOIS FIN AUTH REV	3/15/2027	5.00	521,233	483,255
610,000	ILLINOIS FIN AUTH REV	8/15/2026	6.00	624,030	507,435
250,000	ILLINOIS FIN AUTH REV	11/15/2026	5.75	252,105	238,258
1,250,000	ILLINOIS FIN AUTH REV	11/15/2022	5.25	1,247,725	1,211,600
1,000,000	ILLINOIS FIN AUTH REV	11/15/2026	5.25	970,611	849,110
500,000	ILLINOIS FIN AUTH REV	11/15/2016	5.00	510,185	462,910
500,000	ILLINOIS FIN AUTH REV	3/1/2038	6.00	484,999	518,220
440,000	ILLINOIS FIN AUTH SPORTS FAC REV (b)	12/1/2035	7.00	436,698	39,455
500,000	ILLINOIS FIN AUTH REV	5/15/2012	5.10	499,341	493,605
250,000	ILLINOIS FIN AUTH REV	5/15/2038	5.75	257,038	197,738
600,000	ILLINOIS FIN AUTH ED REV	9/1/2027	5.00	567,776	453,420
750,000	ILLINOIS FIN AUTH SPORTS FAC REV (b)	10/1/2027	6.13	730,795	149,783
500,000	ILLINOIS FIN AUTH SPORTS FAC REV (b)	10/1/2037	6.25	484,210	99,830
500,000	ILLINOIS FIN AUTH REV	5/15/2029	5.25	506,098	475,095
1,500,000	ILLINOIS FIN AUTH REV	8/15/2036	5.25	1,473,949	1,342,830
750,000	ILLINOIS FIN AUTH REV	5/15/2026	5.75	729,066	669,645
600,000	ILLINOIS FIN AUTH REV	5/15/2012	5.25	601,165	596,520

See accompanying notes to financial statements.	49	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
Municipal bonds (Cont’d):
150,000	ILLINOIS FIN AUTH REV	12/1/2036	5.00	$151,445	119,298
805,000	ILLINOIS FIN AUTH REV	2/1/2037	5.25	801,349	681,111
350,000	ILLINOIS FIN AUTH REV	8/15/2023	6.00	362,954	358,565
1,000,000	ILLINOIS FIN AUTH REV	5/15/2017	6.00	1,000,000	980,270
630,000	ILLINOIS HEALTH FACS AUTH REV	5/15/2014	6.25	630,878	635,185
500,000	ILLINOIS HEALTH FACS AUTH REV	7/1/2033	6.00	513,103	505,245
750,000	ILLINOIS HEALTH FACS AUTH REV	8/15/2028	5.38	737,435	707,948
2,100,000	ILLINOIS HEALTH FACS AUTH REV	8/15/2033	5.10	2,132,811	1,981,518
500,000	ILLINOIS HEALTH FACS AUTH REV	2/15/2037	5.15	501,109	472,555
750,000	ILLINOIS FIN AUTH REV	11/1/2029	6.38	741,412	780,615
500,000	INDIANA BD BK REV	2/1/2029	5.50	490,432	517,105
1,250,000	INDIANA ST FIN AUTH REV	7/1/2039	5.75	1,270,925	1,243,063
1,000,000	INDIANA HEALTH & EDL FAC FING AUTH HOSP REV	2/15/2030	5.25	740,688	903,700
500,000	INDIANA HEALTH & EDL FAC FING AUTH HOSP REV	2/15/2036	5.25	502,255	435,870
1,315,000	INDIANA HEALTH FAC FING AUTH REV	8/15/2018	5.00	1,191,097	1,309,161
500,000	INDIANA HEALTH FAC FING AUTH HOSP REV	2/15/2017	5.13	492,781	500,320
1,000,000	INDIANA FIN AUTH HOSP REV	3/1/2030	5.13	950,966	924,620
1,750,000	INDIANA HEALTH & EDL FAC FING AUTH HOSP REV	3/1/2022	5.50	1,618,806	1,736,473
250,000	INDEPENDENCE MO THIRTY-NINTH STR TRANSN DIST REV	9/1/2032	6.88	250,000	231,103
1,000,000	INDIANA ST FIN AUTH REV	10/1/2021	6.00	1,000,000	983,590
6,857,179	INTERMEDIATE SCH DIST 287 MINNLEASE REV	11/1/2032	5.30	6,621,105	6,390,754
450,000	JACKSONVILLE FLA ECONOMIC DEV COMMN HEALTH CARE FACS REV	9/1/2017	6.00	450,000	450,936
1,000,000	JACKSONVILLE FLA HEALTH FACS AUTH	11/1/2027	5.00	959,372	916,690
250,000	JEFFERSON PARISH LA FIN AUTH REV	12/1/2048	5.70	261,802	263,575
145,000	JEFFERSON PARISH LA FIN AUTH REV	6/1/2033	5.00	152,476	147,572
1,210,000	JEFFERSON PARISH LA FIN AUTH REV	6/1/2038	5.00	1,264,233	1,173,083
1,209,000	JEFFERSON CNTY KY MTG REV	11/15/2013	6.13	1,209,000	1,211,212
700,000	JOPLIN MO INDL DEV AUTH INDL REV	5/15/2017	5.50	707,451	668,801
1,930,000	KALISPEL TRIBE INDIANS PRIORITY DISTR WASH REV	1/1/2016	6.20	1,877,682	1,792,140
200,000	KATY TEX DEV AUTH REV	6/1/2011	5.80	199,483	200,144
250,000	KENTWOOD MICH ECONOMIC DEV	11/15/2014	5.25	248,858	243,673
2,655,000	KERRVILLE TEX HEALTH FACS DEV CORP HOSP REV	8/15/2035	5.45	2,638,072	2,311,762
750,000	KING CNTY WASH HSG AUTH REV	5/1/2028	5.20	750,000	756,668
500,000	KIRKWOOD MO INDL DEV AUTH RETIREMENT CMNTY REV	5/15/2021	8.00	500,000	521,325
500,000	KIRKWOOD MO INDL DEV AUTH RETIREMENT CMNTY REV	5/15/2015	6.50	500,000	496,585
500,000	KIRKWOOD MO INDL DEV AUTH RETIREMENT CMNTY REV	11/15/2015	7.00	500,000	500,845
900,000	KLICKITAT CNTY WASH PUB HOSP DIST NO 2 HOSP REV	12/1/2020	6.00	833,721	833,922
1,390,000	KREMMLING COLO MEM HOSP DIST CTFS PARTN	12/1/2022	6.00	1,375,446	1,346,285
1,250,000	KANSAS CITY MO INDL DEV AUTH REV	9/1/2023	5.45	1,250,000	1,170,538
1,000,000	KANSAS CITY MO INDL DEV AUTH MULTIFAMILY HSG REV	11/20/2039	5.10	1,000,000	961,960
4,500,000	KANSAS CITY MO INDL DEV AUTH MULTIFAMILY HSG REV	1/1/2012	5.00	4,474,984	4,496,985
1,000,000	KANSAS ST DEV FIN AUTH HOSP REV	11/15/2029	5.50	976,984	1,036,860
500,000	KENTUCKY ECONOMIC DEV FIN AUTHMULTIFAMILY HSG REV	11/20/2035	5.38	500,000	509,785
250,000	KENTUCKY ECONOMIC DEV FIN AUTHHEALTH SYS REV	10/1/2012	6.25	251,882	253,290
200,000	KENTUCKY ECONOMIC DEV FIN AUTHLOUISVILLE ARENA PROJ REV	12/1/2033	6.00	198,502	205,522
500,000	KENTUCKY HSG CORP HSG REV	7/1/2039	5.15	500,000	494,840
1,000,000	LOS ANGELES CALIF CTFS PARTN	2/1/2027	5.00	1,000,494	977,270
1,250,000	LOS ANGELES CALIF HSG AUTH	6/1/2029	5.00	1,091,686	1,056,213
500,000	LOS ANGELES CALIF UNI SCH DIST CTFS PARTN	10/1/2031	5.00	443,229	443,935
440,000	LOUISIANA LOC GOVT ENVIR FACS CMNTY DEV AUTH REV	6/20/2028	8.00	440,000	350,979
500,000	LOUISIANA PUB FACS AUTH REV	2/15/2036	0.89	500,000	351,580
500,000	LOUISIANA PUB FACS AUTH HOSP REV	7/1/2024	6.75	515,629	521,750
235,000	LOUISIANA HSG FIN AGY SINGLE FAMILY MTG REV	6/1/2039	5.60	242,514	241,126
1,345,000	LOUISIANA HSG FIN AGY SINGLE FAMILY MTG REV	12/1/2038	5.70	1,406,505	1,421,773
500,000	LOUISIANA HSG FIN AGY SINGLE FAMILY MTG REV	12/1/2034	5.10	500,000	491,165
285,000	LOUISIANA HSG FIN AGY SINGLE FAMILY MTG REV	6/1/2038	5.85	302,959	298,748
455,000	LA VERNIA TEX HIGHER ED FIN CORP ED REV	2/15/2018	6.00	455,000	443,416
1,251,000	LAFAYETTE LA PUB TR FING AUTH SINGLE FAMILY MTG REV	1/1/2041	5.35	1,280,524	1,291,445
250,000	LAKELAND FLA RETIREMENT CMNTY	1/1/2019	5.88	250,000	248,193
750,000	LAKESIDE 370 LEVEE DIST MO	4/1/2028	7.00	750,000	670,718
500,000	LANCASTER CNTY NEB HOSP AUTH NO 1 HEALTH FACS REV	1/1/2023	5.13	496,644	498,005
750,000	LANCASTER CALIF REDEV AGY TAX ALLOCATION	8/1/2024	6.00	737,657	778,980
2,000,000	LAS VEGAS NEV REDEV AGY TAX INCREMENT REV	6/15/2023	7.50	1,979,814	2,211,960
250,000	LEE CNTY FLA INDL DEV AUTH HEALTH CARE FACS REV	11/15/2029	5.00	254,493	208,115
400,000	LEE CNTY S C SCH FACS INC INSTALLMENT PUR REV	12/1/2031	6.00	366,997	379,904
750,000	LEE CNTY FLA INDL DEV AUTH INDL DEV REV	6/15/2027	5.25	753,620	624,878
250,000	LEHIGH CNTY PA GEN PURP AUTH REVS	8/15/2042	1.21	250,000	157,375
750,000	LEMON GROVE CALIF CMNTY DEV AGY TAX ALLOCATION	8/1/2025	5.15	750,000	685,170
200,000	LEWISVILLE TEX COMBINATION CONTRACT REV	9/1/2028	5.70	132,452	184,102
1,750,000	LOMBARD ILL PUB FACS CORP CONFERENCE CTR & HOTEL REV	1/1/2036	5.25	1,776,603	1,009,820
500,000	LOMBARD ILL PUB FACS CORP CONFERENCE CTR & HOTEL REV	1/1/2015	6.38	500,000	410,380
550,000	LOMBARD ILL PUB FACS CORP CONFERENCE CTR & HOTEL REV	1/1/2030	5.50	577,862	324,418
250,000	LOMPOC CALIF HEALTHCARE DIST	8/1/2034	5.00	252,446	225,050

See accompanying notes to financial statements.	50	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
Municipal bonds (Cont’d):
500,000	LOUDOUN CNTY VA INDL DEV AUTH RESIDENTIAL CARE FAC REV	8/1/2028	7.00	$500,000	502,800
350,000	LUCAS CNTY OHIO HEALTH CARE FAC REV	8/15/2015	6.38	343,961	354,046
1,495,000	LUZERNE CNTY PA	11/1/2026	7.00	1,597,380	1,622,867
490,945	LYONS COLO REV	11/30/2016	4.75	494,827	446,544
645,000	MASSACHUSETTS DEV FIN AGY SR LIVING FAC REV	6/1/2014	6.25	645,000	636,892
1,000,000	MASSACHUSETTS ST DEV FIN AGY REV	7/1/2030	6.38	986,218	996,690
775,000	MASSACHUSETTS ST HEALTH & EDL FACS AUTH REV	1/15/2012	5.13	773,630	770,350
750,000	MASSACHUSETTS ST HEALTH & EDL FACS AUTH REV	7/1/2024	5.38	750,782	725,205
1,000,000	MASSACHUSETTS ST HSG FIN AGY HSG REV	6/1/2040	5.05	1,000,000	957,170
1,925,000	MASSACHUSETTS ST HEALTH & EDL FACS AUTH REV	7/1/2013	7.30	1,925,000	1,931,526
1,000,000	MASSACHUSETTS ST DEV FIN AGY REV	1/1/2030	5.50	1,035,873	1,002,810
500,000	MASSACHUSETTS ST HEALTH & EDL FACS AUTH REV	10/15/2026	5.50	504,288	513,985
1,000,000	MASSACHUSETTS ST HSG FIN AGY HSG REV	12/1/2033	5.35	1,000,000	1,001,160
875,000	MASSACHUSETTS ST TPK AUTH WESTERN TPK REV	1/1/2017	5.55	875,000	878,640
450,000	MADISON CNTY FLA REV	7/1/2025	6.00	443,570	391,590
250,000	MAGNOLIA CREEK FLA CMNTY DEV DIST (b)	5/1/2014	5.60	250,000	119,975
1,000,000	MALTA ILL TAX INCREMENT REV	12/30/2025	5.75	1,000,000	624,200
500,000	MANCHESTER N H HSG & REDEV AUTH REV	1/1/2015	6.75	494,218	476,020
500,000	MANCHESTER N H HSG & REDEV AUTH REV (b)(c)	1/1/2020	7.87	305,767	221,200
452,000	MANHATTAN ILL SPL SVC AREA SPL TAX	3/1/2022	5.75	452,000	248,329
500,000	MANSFIELD-VAR PURP IM	12/1/2024	6.00	526,384	538,240
825,000	MANTECA CALIF FING AUTH SWR REV	12/1/2033	5.00	762,873	803,228
300,000	MARICOPA CNTY ARIZ ELEM SCH DIST NO 21 MURPHY	7/1/2024	8.00	308,262	318,681
1,000,000	MARICOPA CNTY ARIZ UNI SCH DIST NO 89 DYSART	7/1/2026	6.25	1,017,849	1,091,220
439,000	MARQUIS CMNTY DEV AUTH VA REV	9/1/2013	5.10	439,000	399,143
450,000	MARYLAND ST HEALTH & HIGHER EDL FACS AUTH REV	7/1/2029	6.75	440,673	494,514
500,000	MASHANTUCKET WESTERN PEQUOT TRIBE CONN (b)	9/1/2036	5.50	509,035	222,600
500,000	MASSACHUSETTS EDL FING AUTH ED LN REV	1/1/2027	5.20	500,000	480,065
2,500,000	MASSACHUSETTS EDL FING AUTH ED LN REV	1/1/2028	5.25	2,507,772	2,375,950
1,750,000	MC ALESTER OKLA PUB WKS AUTH UTIL SYS REV (b)(c)	2/1/2030	11.04	610,058	598,745
750,000	MAINE EDL LN AUTH STUDENT LN REV	12/1/2027	5.63	750,000	754,703
200,000	MEAD VLG NEB TAX INCREMENT REV (b)	7/1/2012	5.13	200,000	132,936
2,000,000	METROPOLITAN WASHINGTON D C ARPTS AUTH DULLES TOLL ROAD REV (b)(c)	10/1/2041	1.80	1,292,235	1,404,200
1,070,000	MET GOVT NASHVILLE & DAVIDSON CNTY TENN H & E FACS BRD REV (b)	12/20/2020	8.00	1,070,000	545,989
500,000	MET GOVT NASHVILLE & DAVIDSON CNTY TENN INDL DEV BRD REV	2/15/2015	9.75	516,190	555,720
1,830,000	MET GOVT NASHVILLE & DAVIDSON CNTY TENN H & E FACS BRD REV (b)	12/20/2040	7.50	1,830,000	1,073,405
855,000	MET GOVT NASHVILLE & DAVIDSON CNTY TENN H & E FACS BRD REV (b)	6/20/2036	10.00	855,000	421,524
500,000	MICHIGAN PUB EDL FACS AUTH REV	9/1/2021	8.00	500,000	542,215
500,000	MICHIGAN PUB EDL FACS AUTH REV	11/1/2028	6.35	500,000	481,485
300,000	MICHIGAN PUB EDL FACS AUTH REV	9/1/2022	5.00	300,000	258,045
750,000	MICHIGAN PUB EDL FACS AUTH REV	9/1/2016	6.00	750,000	757,088
450,000	MICHIGAN PUB EDL FACS AUTH REV	10/1/2023	6.25	450,000	382,590
1,500,000	MICHIGAN ST HOSP FIN AUTH REV	6/1/2034	6.13	1,572,738	1,524,030
1,000,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REV	10/1/2034	5.63	1,000,000	1,004,580
1,000,000	MICHIGAN MUN BD AUTH REV	5/1/2023	5.75	1,029,926	1,064,330
750,000	MICHIGAN PUB EDL FACS AUTH REV	6/1/2020	6.00	743,300	734,153
625,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REV	10/1/2020	5.38	598,571	637,844
545,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REV	10/1/2038	5.70	545,000	553,126
1,000,000	MICHIGAN ST STRATEGIC FD LTD OBLIG REV	9/1/2029	5.45	1,049,608	961,430
310,000	MICHIGAN TOB SETTLEMENT FIN AUTH TOB SETTLEMENT ASSET	6/1/2022	5.13	289,943	262,629
1,500,000	MIAMI-DADE CNTY FLA SPL OBLIG (b)(c)	10/1/2026	10.87	572,789	519,270
500,000	PALM BEACH CNTY FL HEALTH FACS AUTH RETIREMENT CMNTY REV	8/1/2030	6.00	485,400	495,425
1,000,000	MICHIGAN ST HOSP FIN AUTH REV	12/1/2023	6.13	988,985	1,087,050
496,000	MILLSBORO DEL SPL OBLG	7/1/2036	5.45	496,000	337,052
2,500,000	MINNESOTA ST HSG FIN AGY (b)	11/1/2013	6.00	2,483,800	2,481,875
1,000,000	MINNESOTA ST OFFICE OF HIGHER ED REV	11/1/2029	5.00	1,000,000	959,860
495,000	MINNESOTA ST HSG FIN AGY	7/1/2034	5.05	495,000	481,071
985,000	MINNESOTA ST HSG FIN AGY	1/1/2040	5.10	985,000	944,733
457,941	MINNESOTA ST HIGHER ED FACS AUTH REV	10/1/2016	4.49	460,781	460,244
220,000	MINNESOTA ST HSG FIN AGY	1/1/2020	5.00	211,504	220,667
500,000	MISSOURI ST DEV FIN BRD INFRASTRUCTURE FACS REV	10/1/2027	6.13	484,452	510,475
500,000	MISSOURI ST DEV FIN BRD INFRASTRUCTURE FACS REV	11/1/2025	5.50	492,006	505,980
500,000	MISSOURI DEV FIN BRD INFRASTRUCTURE FACS LEASEHOLD	6/1/2029	5.63	486,823	502,515
500,000	MISSOURI ST DEV FIN BRD INFRASTRUCTURE FACS REV	4/1/2027	6.00	504,666	506,120
500,000	MISSOURI ST HEALTH & EDL FACS AUTH REV	2/1/2035	5.38	498,282	452,775
435,000	MISSOURI ST HSG DEV COMMN SINGLE FAMILY MTG REV	9/1/2034	5.35	435,000	437,253
650,000	MISSOURI ST HSG DEV COMMN MULTIFAMILY HSG REV	7/1/2042	5.25	641,122	626,743
345,000	MISSOURI ST HSG DEV COMMN SINGLE FAMILY MTG REV	9/1/2034	5.25	342,687	345,383
980,000	MISSOURI ST HEALTH & EDL FACS AUTH REV	2/1/2022	5.13	1,008,331	973,659
1,000,000	MOBERLY MO INDL DEV AUTH	9/1/2024	6.00	1,020,261	985,260
450,000	MODESTO CALIF IRR DIST CTFS PARTN	7/1/2022	5.30	426,805	451,170
1,000,000	MOHAVE CNTY ARIZ INDL DEV AUTHCORRECTIONAL FACS CONTRACT REV	5/1/2015	7.25	993,398	1,054,360
1,500,000	MONTGOMERY CNTY OHIO HEALTH CARE FACS REV	9/20/2032	6.55	1,457,638	1,517,505

See accompanying notes to financial statements.	51	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
Municipal bonds (Cont’d):
650,000	MONTGOMERY CNTY PA INDL DEV AUTH REV	2/1/2014	5.38	$647,720	625,976
375,000	MONTGOMERY CNTY PA INDL DEV AUTH REV	2/1/2028	6.13	370,114	328,046
500,000	MONTGOMERY CNTY MD HSG OPPTYS COMMN MULTIFAMILY REV	7/1/2037	5.13	500,000	475,340
500,000	MOORHEAD MINN REV	6/1/2027	5.65	494,714	485,410
310,000	MISSISSIPPI HOME CORP SINGLE FAM MTG REV	6/1/2039	6.75	327,405	338,114
1,480,000	MONTANA ST BRD HSG	12/1/2039	5.50	1,480,239	1,489,768
800,000	MOUNT CARBON MET DIST COLO REV	6/1/2043	7.00	800,000	229,520
200,000	MOUNT CARBON MET DIST COLO REV	6/1/2043	8.00	-	20,000
500,000	NORTHERN CALIF GAS AUTH NO 1	7/1/2027	0.92	500,000	332,635
1,000,000	NORTH CENT TEX HEALTH FAC DEV CORP REV	5/15/2017	5.00	1,000,000	1,001,060
750,000	NORTH OAKS MINN SR HSG REV	10/1/2022	5.75	740,543	744,240
1,250,000	NORTH TEX TWY AUTH REV	1/1/2031	6.13	1,302,569	1,259,338
1,000,000	NORTH TEX TWY AUTH REV (b)(c)	1/1/2028	10.85	372,133	354,750
1,000,000	NORTH TEX TWY AUTH REV (b)(c)	1/1/2042	1.40	699,960	774,110
500,000	NORTH TEX TWY AUTH DALLAS NORTH TWY SYS REV	1/1/2025	6.00	500,000	521,260
750,000	NAPLES FLA HOSP REV	10/1/2026	5.50	754,384	715,455
920,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2034	5.35	920,000	920,000
1,820,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2039	5.45	1,820,000	1,827,025
500,000	MEAD VLG NEB TAX INCREMENT REV (b)	9/1/2036	5.90	500,000	503,245
500,000	NEW JERSEY ST HSG & MTG FIN AGY REV	10/1/2030	6.45	537,815	516,225
500,000	NEW ORLEANS LA AVIATION BRD GULF OPPORTUNITY ZONE CFC REV	1/1/2025	6.00	489,793	507,925
750,000	NEW ORLEANS LA SEW SVC REV	6/1/2024	6.00	739,767	775,973
115,000	NEW RIVER CMNTY DEV DIST FLA CAP IMPT REV	5/1/2013	5.00	114,821	1
70,000	NEW RIVER CMNTY DEV DIST FLA CAP IMPT REV (b)(c)	5/1/2038	0.37	62,675	40,653
175,000	NEW RIVER CMNTY DEV DIST FLA CAP IMPT REV (b)(c)	5/1/2038	0.80	139,961	63,235
70,000	NEW RIVER CMNTY DEV DIST FLA CAP IMPT REV (b)(c)	5/1/2015	1.20	63,711	55,824
135,000	NEW RIVER CMNTY DEV DIST FLA CAP IMPT REV (b)(c)	5/1/2018	1.37	116,922	51,566
1,000,000	NEW HAMPSHIRE HEALTH & ED FACS AUTH HOSP REV	10/1/2024	5.00	985,656	967,100
500,000	NEW HAMPSHIRE HEALTH & ED FACS AUTH REV	8/1/2038	6.00	490,078	523,510
745,000	NEW HAMPSHIRE ST HSG FIN AUTH SINGLE FAMILY MTG REV	7/1/2034	5.38	745,000	746,199
825,000	NEW HAMPSHIRE ST HSG FIN AUTH SINGLE FAMILY MTG REV	7/1/2038	6.63	866,795	909,101
45,000	NEW JERSEY ECONOMIC DEV AUTH REV	1/1/2015	5.00	44,678	44,123
500,000	NEW JERSEY ST HIGHER ED ASSISTANCE AUTH STUDENT LN REV	6/1/2024	5.38	497,385	503,170
2,500,000	NEW JERSEY ST HIGHER ED ASSISTANCE AUTH STUDENT LN REV	6/1/2027	5.00	2,496,455	2,559,200
360,000	NEW JERSEY HEALTH CARE FACS FING AUTH REV	7/1/2015	5.75	355,084	384,948
2,500,000	NEW JERSEY HEALTH CARE FACS FING AUTH REV	7/1/2016	6.25	2,500,000	2,504,250
2,335,000	NEW JERSEY ST HSG & MTG FIN AGY REV	10/1/2037	5.00	2,317,821	2,238,471
925,000	NEW JERSEY ST HSG & MTG FIN AGY REV	10/1/2034	5.00	925,000	888,888
800,000	NEW JERSEY ST HSG & MTG FIN AGY REV	10/1/2035	5.00	800,000	773,480
4,250,000	NEW JERSEY ST TRANSN TR FD AUTH (b)(c)	12/15/2025	9.43	1,794,096	1,742,840
1,000,000	NEW JERSEY ST HSG & MTG FIN AGY MULT-FAMILY REV	5/1/2041	4.95	969,395	925,860
25,000	NEW MEXICO MTG FIN AUTH	1/1/2026	6.95	26,192	25,333
995,000	NEW MEXICO MTG FIN AUTH	9/1/2029	5.00	995,000	971,339
995,000	NEW MEXICO MTG FIN AUTH	9/1/2034	5.00	995,000	954,941
500,000	NEW MEXICO MTG FIN AUTH	9/1/2029	4.80	500,000	472,715
1,030,000	NEW MEXICO MTG FIN AUTH	3/1/2036	5.45	1,030,000	1,034,635
500,000	NOBLESVILLE IND REDEV AUTH ECONOMIC DEV REV	2/1/2031	5.13	495,333	494,725
325,000	NORCO CALIF REDEV AGY TAX ALLOCATION	3/1/2021	6.25	323,761	349,921
500,000	NORCO CALIF REDEV AGY TAX ALLOCATION	3/1/2032	5.88	492,512	474,065
1,300,000	NORTH CAROLINA MED CARE COMMN HEALTH CARE FACS REV	10/1/2035	6.63	1,300,000	1,156,805
2,000,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2040	5.05	2,000,000	1,863,880
1,000,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2030	4.75	1,000,000	937,110
350,000	NORTH RANGE MET DIST NO 1 COLO	12/15/2024	5.00	359,592	283,427
1,000,000	NORTH TEX TWY AUTH REV	1/1/2034	6.00	1,000,000	1,002,230
2,000,000	NORWALK-LA MIRADA CALIF UNI SCH DIST (b)(c)	8/1/2029	4.51	1,097,139	980,940
220,000	NORTHERN CALIF PWR AGY PUB PWR REV	7/1/2032	5.20	223,640	205,304
1,000,000	NORTHERN IL UNIV-RF-AUX (b)	4/1/2026	5.50	1,017,290	1,008,560
400,000	NORTHERN MARIANA ISLANDS COMWLTH	10/1/2022	5.00	403,006	342,480
405,000	NEVADA HSG DIV SINGLE FAMILY MTG REV	10/1/2039	5.38	405,000	413,517
1,350,000	NEVADA HSG DIV SINGLE FAMILY MTG REV	10/1/2040	5.10	1,350,000	1,288,332
750,000	NEW YORK ST DORM AUTH REVS NONST SUPPORTED DEBT	7/1/2029	6.25	761,136	807,795
350,000	NEW YORK ST DORM AUTH REVS	7/1/2019	6.88	355,280	356,888
1,820,000	NEW YORK ST MED CARE FACS FIN AGY REV	2/15/2035	6.38	1,802,433	1,825,296
865,000	NEW YORK ST MED CARE FACS FIN AGY REV	8/15/2023	6.30	865,000	867,863
210,000	NEW YORK ST URBAN DEV CORP	7/1/2016	5.50	210,000	210,752
250,000	NEW YORK N Y CITY INDL DEV AGY REV	1/1/2029	6.13	246,633	265,483
1,000,000	NEW YORK ST DORM AUTH REV	8/15/2024	6.45	998,402	1,025,480
300,000	OAK ISLAND N C ENTERPRISE SYS REV	6/1/2028	5.75	293,520	313,821
300,000	OAK ISLAND N C ENTERPRISE SYS REV	6/1/2029	5.88	295,824	315,108
500,000	OHIO ST AIR QUALITY DEV AUTH REV	5/1/2026	5.15	496,971	477,010
725,000	OHIO ST HSG FIN AGY RESIDENTIAL MTG REV	9/1/2033	5.40	725,000	728,103
375,000	OHIO ST HSG FIN AGY RESIDENTIAL MTG REV	9/1/2033	5.45	375,000	377,621
660,000	OHIO ST HSG FIN AGY RESIDENTIAL MTG REV	9/1/2028	6.13	660,000	699,316

See accompanying notes to financial statements.	52	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
Municipal bonds (Cont’d):
500,000	OHIO ST HIGHER EDL FAC REV	12/1/2024	5.50	$507,972	528,875
880,000	OKLAHOMA HSG FIN AGY SINGLE FAMILY MTG REV	9/1/2038	6.50	928,010	954,624
480,000	OKLAHOMA HSG FIN AGY SINGLE FAMILY MTG REV	3/1/2032	5.15	480,000	476,664
500,000	OREGON HEALTH SCIENCES UNIV REV	7/1/2039	5.75	485,671	514,185
480,000	OREGON ST VETERANS WELFARE	10/1/2031	5.13	476,548	480,120
1,000,000	ORANGE CNTY FLA HEALTH FACS AUTH REV	10/1/2021	6.25	984,520	1,112,570
1,000,000	OVERLAND PK KANS TRANSN DEV DIST SALES TAX REV	4/1/2032	5.90	1,000,000	963,580
1,500,000	PENNSYLVANIA ECONOMIC DEV FINGAUTH HEALTH SYS REV	10/15/2023	6.25	1,467,601	1,557,300
500,000	PENNSYLVANIA ST HIGHER EDL FACS AUTH REV	7/1/2039	0.85	500,000	260,155
1,025,000	PENNSYLVANIA ST TPK COMMN TPK REV (b)(c)	12/1/2030	2.91	652,431	682,927
1,500,000	PENNSYLVANIA ST TPK COMMN TPK REV (b)(c)	12/1/2038	1.44	1,070,553	1,022,940
1,000,000	PENNSYLVANIA ST TPK COMMN TPK REV (b)(c)	6/1/2033	2.19	673,101	752,710
2,935,000	PENNSYLVANIA ST TPK COMMN TPK REV (b)(c)	12/1/2035	1.17	2,272,407	1,989,343
750,000	PENNSYLVANIA ST TPK COMMN TPK REV (b)(c)	12/1/2035	2.01	500,014	516,563
1,405,000	PACHECO CALIF UN SCH DIST CTFSPARTNB (b)(c)	2/1/2037	15.26	274,466	351,798
2,280,000	PACHECO CALIF UN SCH DIST CTFSPARTN (b)(c)	2/1/2037	15.27	445,275	396,515
1,000,000	PALM BAY UTIL IMPT (b)(c)	10/1/2031	11.87	298,896	272,980
1,000,000	PALM BEACH CNTY FLA HEALTH FACS AUTH REV	11/15/2022	5.38	915,390	905,520
675,000	PALM BEACH CNTY FL HEALTH FACS AUTH RETIREMENT CMNTY REV	11/15/2029	5.13	682,621	611,604
600,000	PARKLANDS LEE CMNTY DEV DIST FLA SPL ASSMT (b)	5/1/2011	5.13	599,935	296,940
1,665,000	PATTERSON CALIF JT UNI SCH DIST (b)(c)	8/1/2027	12.31	571,979	581,984
750,000	PELL CITY ALA SPL CARE FACS FING AUTH REV	12/1/2027	5.25	621,702	695,205
500,000	PEORIA ILL PUB BLDG COMMN SCH DIST FACS REV (b)(c)	12/1/2022	9.39	242,949	258,930
2,000,000	PEORIA ILL PUB BLDG COMMN SCH DIST FACS REV (b)(c)	12/1/2021	8.01	1,094,261	1,127,620
5,000,000	PEORIA ILL PUB BLDG COMMN SCH DIST FACS REV (b)(c)	12/1/2026	11.11	1,878,339	1,858,450
1,000,000	PHILADELPHIA PA HOSPS & HIGHER ED FACS AUTH HOSP REV	11/15/2023	6.63	1,000,860	1,000,500
70,000	PHOENIX ARIZ STR & HWY USER REV	7/1/2011	6.25	70,236	70,300
330,000	PIMA CNTY ARIZ INDL DEV AUTH ED REV	6/1/2016	6.00	330,000	322,252
1,000,000	PIMA CNTY ARIZ INDL DEV AUTH ED REV	7/1/2026	5.00	863,559	798,120
500,000	PIMA CNTY ARIZ INDL DEV AUTH ED REV	7/1/2031	6.75	364,594	467,725
460,000	PIMA CNTY ARIZ INDL DEV AUTH ED REV	12/1/2018	6.38	460,000	452,277
250,000	PIMA CNTY ARIZ INDL DEV AUTH ED REV	6/1/2022	5.00	253,408	215,188
1,000,000	PIMA CNTY ARIZ INDL DEV AUTH REV	9/1/2029	5.75	1,000,000	1,006,750
170,000	PIMA CNTY ARIZ INDL DEV AUTH ED REV	7/1/2015	5.13	169,486	168,589
200,000	PIMA CNTY ARIZ INDL DEV AUTH ED REV	12/15/2016	5.25	198,479	198,084
1,045,000	PIMA CNTY ARIZ INDL DEV AUTH ED REV	12/1/2017	5.35	934,221	996,157
1,000,000	PIMA CNTY ARIZ INDL DEV AUTH CHARTER SCH REV	4/1/2022	5.88	1,000,000	938,410
455,000	PIMA CNTY ARIZ INDL DEV AUTH ED REV	7/1/2022	5.38	459,133	405,178
70,000	PIMA CNTY ARIZ INDL DEV AUTH ED REV	8/1/2012	6.25	70,000	71,462
185,000	PIMA CNTY ARIZ INDL DEV AUTH ED REV	7/1/2024	6.10	182,080	169,704
500,000	PINAL CNTY ARIZ CTFS PARTN	12/1/2023	5.25	475,640	504,905
300,000	PINAL CNTY ARIZ INDL DEV AUTH CORRECTIONAL FACS CONTRACT REV	10/1/2018	5.25	253,030	293,076
1,000,000	PITTSBURG CALIF REDEV AGY TAX ALLOC	9/1/2028	6.50	977,319	1,061,130
500,000	PLEASANT VALLEY CALIF SCH DIST VENTURA CNTY	2/1/2022	5.85	498,232	539,295
750,000	PLEASANTS CNTY W VA POLLUTN CTL REV	5/1/2015	6.15	771,425	751,133
750,000	PORT CORPUS CHRISTI AUTH TEX NUECES CNTY GEN REV	12/1/2022	5.65	750,000	723,878
1,750,000	PORT EVERGLADES AUTH FLA PORT	9/1/2016	5.00	1,750,110	1,780,730
1,000,000	FOREST GROVE ORE REV	12/1/2025	6.00	985,437	992,160
250,000	PORTLAND ME HSG DEV CORP	8/1/2021	5.70	250,000	246,865
450,000	PUERTO RICO COMWLTH HWY & TRANSN AUTH TRANSN REV	7/1/2045	0.73	450,000	235,584
500,000	PUERTO RICO ELEC PWR AUTH PWR REV	7/1/2025	0.88	500,000	370,465
1,000,000	PUERTO RICO SALES TAX FING CORP SALES TAX REV (b)(c)	8/1/2033	3.37	570,551	604,330
500,000	PUERTO RICO SALES TAX FING CORP SALES TAX REV	8/1/2057	1.12	500,000	283,870
500,000	PROVIDENCE R I HSG AUTH HSG REV	9/1/2027	5.00	508,259	476,580
250,000	PROVIDENCE R I HSG AUTH HSG REV	9/1/2026	5.00	255,192	241,550
245,000	PROVO UTAH CHARTER SCH REV	6/15/2037	5.50	245,000	176,586
750,000	QUAIL CREEK CMNTY FACS DIST ARIZ	7/15/2016	5.15	750,000	722,565
750,000	QUINAULT INDIAN NATION WASH	12/1/2015	5.80	745,616	648,518
2,000,000	ILLINOIS FIN AUTH SPORTS FAC REV	6/1/2024	6.25	2,045,923	2,028,240
975,000	RAMONA CALIF UNI SCH DIST CTFS PARTN (b)(c)	5/1/2032	1.10	789,440	769,022
1,000,000	REDONDO BEACH CALIF UNI SCH DIST (b)(c)	8/1/2034	2.10	670,477	697,120
1,500,000	REGIONAL TRANSN DIST COLO PRIVATE ACTIVITY REV	1/15/2034	6.00	1,485,129	1,488,855
750,000	RENO-SPARKS INDIAN COLONY NEV	6/1/2021	5.00	765,015	727,463
400,000	RENO NEV HOSP REV	6/1/2032	5.25	411,156	364,524
500,000	RENO NEV HOSP REV	6/1/2020	5.50	507,582	526,320
500,000	RHODE ISLAND ST HEALTH & EDL BLDG CORP REV	5/15/2030	6.25	493,329	530,705
285,000	RHODE ISLAND ST HEALTH & EDL BLDG CORP REV	5/15/2026	5.25	289,238	272,526
495,000	RHODE ISLAND HSG & MTG FIN CORP	10/1/2038	5.63	495,000	502,158
500,000	RHODE ISLAND ST STUDENT LN AUTH STUDENT LN REV	12/1/2027	5.75	500,000	487,835
500,000	RICHARDSON TEX HOSP AUTH HOSP	12/1/2028	5.63	513,594	446,290
325,000	RICHMOND IND HOSP AUTH REV	1/1/2029	6.50	314,921	343,655
500,000	RICHMOND CALIF JT PWRS FING AUTH REV	7/1/2024	6.25	500,000	527,550
1,000,000	RICHMOND CALIF CMNTY REDEV AGYTAX ALLOC	9/1/2030	6.00	971,832	975,460

See accompanying notes to financial statements.	53	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
Municipal bonds (Cont’d):
925,000	RIO GRANDE VY HEALTH FACS DEV CORP TEX HOSP REV	8/1/2012	6.40	$925,000	927,692
550,000	RIVERSIDE MO INDL DEV AUTH INDL DEV REV	5/1/2027	4.50	521,889	492,938
1,000,000	RIVERSIDE CNTY CALIF REDEV AGY TAX ALLOC	10/1/2030	6.00	1,014,623	962,980
1,000,000	RIVERSIDE CNTY CALIF REDEV AGY TAX ALLOC	10/1/2025	6.00	995,050	980,730
250,000	RIVERWOOD ESTATES CMNTY DEV DIST FLA SPL ASSMT (b)	5/1/2013	5.00	250,000	43,025
500,000	ROSS COUNTY OHIO HOSP REV	12/1/2028	5.75	502,480	503,130
2,200,000	ROWLAND CALIF UNI SCH DIST (b)(c)	8/1/2027	11.00	799,327	738,738
500,000	SOUTH BAYSIDE WASTE MGMT AUTH CALIF SOLID WASTE ENTERPRISE	9/1/2029	6.25	517,213	516,485
1,000,000	SOUTH CAROLINA JOBS-ECONOMIC DEV AUTH STUDENT HSG REV	4/1/2030	6.00	969,943	972,990
1,000,000	SOUTH COAST CONSERVANCY DIST IND	1/1/2028	5.25	994,372	1,026,360
500,000	SACRAMENTO CNTY CALIF CTFS PARTN	10/1/2027	4.75	500,258	436,885
1,000,000	SACRAMENTO CALIF CITY FING AUTH REV (b)(c)	12/1/2021	7.46	572,777	493,660
500,000	SACRAMENTO CALIF PWR AUTH COGENERATION PROJ REV	7/1/2022	4.50	432,788	465,695
250,000	SACRAMENTO CNTY CALIF SANTN DIST FING AUTH REV	12/1/2035	0.73	250,000	168,153
350,000	SACRAMENTO CNTY CALIF WTR FINGAUTH REV	6/1/2039	0.77	350,000	201,243
1,200,000	SADDLEBACK VY UNI SCH DIST CALIF PUB FING AUTH SPL TAX REV	9/1/2017	5.65	1,200,000	1,204,452
2,000,000	SALINE CNTY MO INDL DEV AUTH HEALTH FACS REV	12/1/2020	5.00	1,980,732	1,900,780
500,000	SALINE CNTY MO INDL DEV AUTH HEALTH FACS REV	12/1/2028	5.60	488,941	453,235
1,750,000	SAN BERNARDINO CNTY CALIF CTFS PARTN	8/1/2028	5.00	1,789,266	1,587,898
500,000	SAN DIEGO CALIF REDEV AGY	9/1/2023	5.00	450,906	489,545
1,000,000	SAN FRANCISCO CALIF CITY & CNTY ARPTS COMMN INTL ARPT REV	5/1/2039	6.00	1,033,032	1,047,210
750,000	SAN GORGONIO CALIF MEM HEALTHCARE	8/1/2027	7.00	764,784	802,425
250,000	SAN JOAQUIN HILLS CALIF TRANSN CORRIDOR AGY TOLL RD REV	1/15/2030	5.25	251,234	220,035
1,000,000	SANTA PAULA CALIF UTIL AUTH WASTEWTR ENTERPRISE REV	2/1/2030	5.00	987,857	940,200
250,000	SARASOTA NATL CMNTY DEV DIST FLA SPL ASSMT (b)	5/1/2039	5.30	248,217	44,850
1,250,000	SARASOTA CNTY FLA HEALTH FACS AUTH RETIREMENT FAC REV	1/1/2027	5.50	1,026,750	1,083,138
750,000	SARTELL MINN HEALTH CARE & HSG FACS REV	9/1/2029	6.63	753,318	721,455
560,000	SOUTH CAROLINA ST ED ASSISTANCE AUTH REV	10/1/2029	5.10	553,316	545,446
245,000	SOUTH CAROLINA HSG FIN & DEV AUTH MTG REV	7/1/2032	5.50	245,000	247,693
500,000	SOUTH CAROLINA JOBS ECONOMIC DEV AUTH REV	11/15/2027	6.00	503,467	401,530
200,000	SEMINOLE TRIBE FLA SPL OBLIG REV	10/1/2022	5.75	205,620	196,138
500,000	SEMINOLE TRIBE FLA SPL OBLIG REV	10/1/2024	5.50	505,044	469,240
500,000	SEMINOLE TRIBE FLA	10/1/2017	5.13	500,000	482,970
250,000	SENECA NATION INDIANS CAP IMPTS AUTH N Y SPL OBLIG	12/1/2023	5.00	248,813	197,948
150,000	SHELBY CNTY TENN HEALTH EDL & HSG FACS BRD REV (b)	1/1/2019	5.35	134,966	16,235
625,000	SHELBY CNTY TENN HEALTH EDL & HSG FACS BRD REV (b)	1/1/2029	5.55	556,863	62,763
500,000	SKAGIT CNTY WASH PUB HOSP DIST NO 001 REV	12/1/2030	6.00	513,133	488,620
1,250,000	SMYRNA TENN HSG ASSN INC MULTIFAMILY HSG REV	10/20/2035	6.45	1,253,728	1,286,600
550,000	SNOHOMISH CNTY WASH HSG AUTH HSG REV	4/1/2026	6.40	550,000	551,584
750,000	SOUTH CAROLINA JOBS ECONOMIC DEV AUTH REV	11/15/2042	5.15	750,000	720,428
660,000	SOUTHWESTERN ILL DEV AUTH REV	10/1/2022	7.00	660,000	609,734
750,000	SPARKS NEV REDEV AGY TAX INCREMENT REV	6/1/2020	6.40	721,278	696,840
1,000,000	SPARKS NEV REDEV AGY TAX INCREMENT REV	6/1/2020	7.25	989,938	984,890
1,000,000	SPARKS NEV REDEV AGY TAX INCREMENT REV	1/15/2022	5.00	977,549	963,740
490,000	SPARKS NEV TOURISM IMPT DIST NO 1 REV	6/15/2020	6.50	474,880	466,421
229,000	ST BERNARD PARISH LA HOME MTG AUTH SINGLE FAMILY MTG REV	3/1/2039	5.80	224,547	228,979
1,025,000	ST JOHN BAPTIST PARISH LA REV	6/1/2037	5.13	1,025,000	921,824
500,000	ST JOHNS CNTY FLA INDL DEV AUTH HEALTH CARE	1/1/2016	5.00	471,428	459,010
500,000	ST JOHNS CNTY FLA INDL DEV AUTH REV	8/1/2040	5.88	492,751	485,975
400,000	ST JOSEPH CNTY IND ECONOMIC DEV REV	5/15/2014	5.75	405,476	394,148
500,000	ST JOSEPH CNTY IND ECONOMIC DEV REV	5/15/2038	6.00	367,978	456,315
460,000	ST JOSEPH CNTY IND ECONOMIC DEV REV	5/15/2026	6.00	335,556	434,396
500,000	ST JOSEPH CNTY IND HOSP AUTH HEALTH FACS REV (b)	2/15/2028	5.25	507,503	190,650
1,000,000	ST JOSEPH MO INDL DEV AUTH TAXINCREMENT REV	11/1/2019	5.10	989,454	925,570
500,000	ST JOSEPH MO INDL DEV AUTH TAXINCREMENT REV	11/1/2023	5.38	496,531	429,980
1,000,000	ST PAUL MINN PORT AUTH REV	12/1/2036	5.00	974,480	957,940
175,341	ST TAMMANY PARISH LA FIN AUTH SINGLE FAMILY MTG REV	12/1/2039	5.25	179,099	180,175
300,000	SOUTHERN MINN MUN PWR AGY PWR SUPPLY SYS REV	1/1/2013	0.00	300,000	290,841
500,000	STONEYBROOK SOUTH CMNTY DEV DIST FLA SPL ASSMT REV (b)	11/1/2015	5.45	498,792	212,500
500,000	SULLIVAN CNTY TENN HEALTH EDL & HSG FACS BRD HOSP REV	9/1/2036	5.25	515,725	425,170
2,500,000	HAWTHORNE CALIF SCH DIST CTFS PARTN	12/1/2037	1.37	1,824,776	1,810,500
175,000	SUMMIT ACADEMY NORTH MICH PUB SCH ACADEMY REV	11/1/2011	4.75	175,013	175,387
213,000	SOUTHWESTERN ILL DEV AUTH REV	8/15/2015	5.38	217,219	214,265
1,500,000	SOUTHWESTERN ILL DEV AUTH REV	8/15/2029	5.63	1,533,689	1,383,615
225,000	SOUTHWESTERN ILL DEV AUTH REV	11/1/2026	5.63	223,526	154,807
1,000,000	TARRANT CNTY TEX CULTURAL ED FACS FIN CORP RETIREMENT FAC	2/15/2016	7.25	1,000,000	1,006,720
250,000	TARRANT CNTY TEX CULTURAL ED FACS FIN CORP RETIREMENT FAC	2/15/2013	5.00	249,849	242,898
500,000	TARRANT CNTY TEX CULTURAL ED FACS FIN CORP RETIREMENT FAC	2/15/2014	6.50	500,000	497,865
1,000,000	TARRANT CNTY TEX CULTURAL ED FACS FIN CORP RETIREMENT FAC	5/15/2027	5.13	714,849	868,980
750,000	TARRANT CNTY TEX CULTURAL ED FACS FIN CORP RETIREMENT FAC	11/15/2019	7.75	750,000	775,613
250,000	TARRANT CNTY TEX CULTURAL ED FACS FIN CORP RETIREMENT FAC	11/15/2014	6.25	250,000	248,203
1,000,000	TARRANT CNTY TEX CULTURAL ED FACS FIN CORP RETIREMENT FAC	11/15/2026	6.00	1,033,823	986,840

See accompanying notes to financial statements.	54	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
Municipal bonds (Cont’d):
750,000	TARRANT CNTY TEX CULTURAL ED FACS FIN CORP RETIREMENT FAC	11/15/2036	6.00	$771,881	685,815
1,000,000	TARRANT CNTY TEX CULTURAL ED FACS FIN CORP RETIREMENT FAC	11/15/2014	6.50	1,000,000	982,860
795,000	TERREBONNE PARISH LA	3/1/2024	5.88	801,333	873,808
800,000	TEXAS ST STUDENT HSG AUTH (b)	1/1/2033	11.00	800,000	8
965,000	TENNESSEE HSG DEV AGY	7/1/2038	5.45	965,000	969,121
200,000	TENNESSEE HSG DEV AGY MTG FIN	7/1/2023	5.20	201,212	202,052
425,000	TODD CREEK FARMS MET DIST NO 1 COLO WTR REV (b)	12/1/2009	4.75	425,000	211,438
750,000	TOLOMATO CMNTY DEV DIST FLA	5/1/2017	6.38	750,000	621,158
2,000,000	TORRANCE CALIF UNI SCH DIST (b)(c)	8/1/2023	9.54	927,689	956,920
840,000	TRAVIS CNTY TEX HSG FIN CORP MULTI FAMILY HSG REV (b)	6/1/2035	9.25	840,000	158,374
1,000,000	TRAVIS CNTY TEX HEALTH FACS DEV CORP REV	11/1/2016	6.25	1,000,000	990,290
1,000,000	TULSA OKLA TULSA INDL AUTH REV	10/1/2027	6.00	1,027,313	1,057,010
1,250,000	TUSTIN CALIF UNI SCH DIST (b)(c)	8/1/2028	4.10	729,630	705,013
400,000	TEXAS ST PUB FIN AUTH CHARTER SCH FIN CORP REV	9/1/2018	5.50	400,000	381,908
250,000	TEXAS MUN GAS ACQUISITION & SUPPLY CORP I GAS SUPPLY REV	12/15/2026	1.65	250,000	167,635
185,000	TEXAS MUN GAS ACQUISITION & SUPPLY CORP I GAS SUPPLY REV	12/15/2026	6.25	177,778	195,763
2,000,000	TEXAS PRIVATE ACTIVITY SURFACE TRANSPORTATION CORP	6/30/2033	7.50	2,061,487	2,103,940
500,000	TEXAS ST PUB FIN AUTH CHARTER SCH FIN CORP REV	2/15/2030	6.00	500,000	477,545
1,000,000	TEXAS ST PUB FIN AUTH CHARTER SCH FIN CORP REV	8/15/2030	5.00	877,121	833,960
745,000	TEXAS ST DEPT HSG & CMNTY AFFAIRS RESIDENTIAL MTG REV	7/1/2039	5.45	745,000	747,876
375,000	ULSTER CNTY N Y INDL DEV AGY CIVIC FAC REV	9/15/2013	5.10	373,588	366,195
500,000	ULSTER CNTY N Y INDL DEV AGY CIVIC FAC REV	9/15/2016	5.25	495,132	460,025
495,000	UTAH HSG CORP SINGLE FAMILY MTG REV	1/1/2040	5.55	495,000	497,252
500,000	UTAH ST CHARTER SCH FIN AUTH CHARTER SCH REV	1/1/2032	4.95	500,000	476,405
1,000,000	UTAH HSG CORP SINGLE FAMILY MTG REV	7/1/2034	4.60	1,000,000	981,720
600,000	UTAH ST CHARTER SCH FIN AUTH CHARTER SCH REV	7/15/2018	6.38	600,000	586,854
500,000	UTAH HSG CORP SINGLE FAMILY MTG REV	7/15/2025	6.50	500,000	495,355
671,000	UTAH ASSOC MUNI POWER (d)	5/1/2022	4.75	671,000	671,000
750,000	VIRGINIA ST HSG DEV AUTH COMWLTH MTG	7/1/2025	6.00	750,000	787,823
1,500,000	VIRGINIA ST HSG AUTH DEV AUTH	12/1/2039	5.00	1,500,000	1,442,745
425,000	VIRGINIA ST HSG DEV AUTH COMWLTH MTG	7/1/2031	5.35	425,826	425,527
2,000,000	VIRGINIA ST HSG DEV AUTH COMWLTH MTG	7/1/2036	5.38	2,078,037	2,014,000
750,000	VALLEJO CITY CALIF UNI SCH DIST SPL TAX	9/1/2031	4.15	544,951	486,930
985,000	VERANO CTR CMNTY DEV DIST FLA	11/1/2012	5.00	985,000	738,217
165,000	VERRADO CMNTY FACS DIST NO 1 ARIZ	7/15/2013	6.00	165,000	170,152
300,000	VIGO CNTY IND HOSP AUTH REV	9/1/2027	5.50	297,075	272,261
1,500,000	VERMONT EDL & HEALTH BLDGS FING AGY REV	12/1/2027	6.13	1,501,020	1,468,634
1,000,000	WEST CAMPUS HSG LLC ARIZ STUDENT HSG REV	7/1/2025	5.00	877,568	901,369
500,000	WEST ORANGE HEALTHCARE DIST FLA REV	2/1/2031	5.80	502,535	494,129
235,000	WEST VLGS IMPT DIST FLA REV (b)	5/1/2037	5.50	235,000	104,943
500,000	WASHINGTON ST HEALTH CARE FACS AUTH REV	8/1/2028	6.25	515,171	531,564
1,150,000	WASHINGTON ST HSG FIN COMMN NONPROFIT REV	1/1/2017	5.25	1,147,012	999,326
650,000	WASHINGTON ST HSG FIN COMMN NONPROFIT REV	1/1/2013	5.10	650,000	620,632
500,000	WASHINGTON ST HEALTH CARE FACS AUTH REV	3/1/2024	6.50	478,685	527,779
1,000,000	WASHINGTON ST HEALTH CARE FACS AUTH REV	3/1/2029	7.13	975,109	1,071,679
420,000	WATERS EDGE CMNTY DEV DIST FLACAP IMPT REV (b)	11/1/2012	5.00	420,018	184,757
500,000	WATERSET NORTH CMNTY DEV DIST FLA SPL ASSMT REV (b)	11/1/2015	6.55	498,942	300,624
130,000	WESTPARK CMNTY FACS DIST AZ	7/15/2016	4.90	130,000	124,070
1,000,000	WISCONSIN ST GEN REV	5/1/2027	6.00	1,022,966	1,103,209
1,000,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	12/1/2034	9.00	1,000,000	996,430
350,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	7/1/2021	6.00	357,247	359,617
750,000	WISCONSIN ST HEALTH & EDL FACSAUTH REV	4/15/2033	6.40	764,115	758,152
960,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	2/15/2029	5.60	952,696	950,236
500,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	6/1/2028	5.70	515,575	467,014
1,000,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	9/15/2014	5.40	1,000,000	990,669
525,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	2/15/2018	6.25	508,451	525,703
500,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	7/1/2026	5.00	504,835	454,934
1,000,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	8/15/2022	5.75	905,597	1,002,719
500,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	8/15/2024	6.50	352,493	487,624
500,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	8/15/2034	6.75	507,070	482,259
750,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	5/15/2029	5.13	600,857	657,779
195,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	11/15/2023	6.00	206,362	199,566
250,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	11/15/2032	6.00	267,313	252,837
750,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	6/1/2030	6.00	750,000	704,992
610,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	11/15/2025	5.75	604,252	610,402
1,000,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	10/1/2027	5.38	977,785	956,809
500,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	12/1/2030	5.25	493,903	474,014
1,000,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	7/1/2030	5.75	1,027,930	982,759
500,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	2/15/2032	5.25	488,735	457,629
500,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	1/15/2025	5.65	504,738	505,789
400,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	8/15/2023	5.60	401,307	396,759
255,000	WILL CNTY ILL SPL ED JT AGREEMENT DIST 843 LINCOLN-WAY	1/1/2021	5.50	263,726	262,394
750,000	WINNEBAGO & STEPHENSON CNTYS ILL CMNTY UNIT SCH DIST NO 321 (b)(c)	1/1/2019	6.88	494,746	517,598

See accompanying notes to financial statements.	55	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
December 31, 2010

Par/Shares		Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
Municipal bonds (Cont’d):
335,000		WISCONSIN ST HEALTH & EDL FACS AUTH REV	8/15/2026	5.88	$319,618	326,266
700,000		WOODHILL PUB FAC CORP TEX MULTIFAMILY REV	12/1/2015	7.25	694,275	706,180
530,000		WESTERN GENERATION AGY ORE COGENERATION PROJ REV	1/1/2021	5.00	533,502	473,066
750,000		WYOMING CMNTY DEV AUTH HSG REV	12/1/2023	5.25	759,132	770,819
1,500,000		WYANDOTTE CNTY/KANS CITY KANS UNI GOVT SPL OBLIG REV (b)(c)	6/1/2021	8.45	804,678	798,030
500,000		YORBA LINDA CALIF REDEV AGY TAX ALLOCATION REV (b)(c)	9/1/2027	12.29	166,035	147,984
355,000		ZEPHYR RIDGE CMNTY DEV DIST FLA CAP IMPT REV (b)	5/1/2013	5.25	355,351	140,898
		Sub-total Municipal Bonds			497,051,395	471,025,667	91.25%
Short-term investments:
8,475,514		NORTHERN INSTL TAX-EXEMPT PORTFOLIO, 0.03% (e)			8,475,514	8,475,514
		Sub-total Short-term investments:			8,475,514	8,475,514	1.64%
		Grand total (f)			$540,111,121	514,761,290	99.72%
Notes to Schedule of Investments:

	(a)	Securities are valued in accordance with procedures described in Note 2 to the financial statements.
	(b)	Currently non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest
		and/or principal.
	(c)	For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
	(d)	This security is being fair-valued according to procedures adopted by the Board of Trustees.
	(e)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds.
	(f)

At December 31, 2010, the cost for Federal income tax purposes was $540,111,121. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

		Gross unrealized appreciation			$8,460,777
		Gross unrealized depreciation			(33,810,608)
		Net unrealized depreciation			$(25,349,831)

Distribution of investments representing geographic diversification, as a percentage of total investments at fair value, is as follows:

Geographical Diversification	Percent

California	12.28%
Illinois	8.59
Texas	8.05
Florida	6.96
Arizona	3.68
Missouri	3.68
Indiana	3.41
Wisconsin	3.14
Colorado	3.00
Louisiana	2.73
Other	44.48
100.00%

See accompanying notes to financial statements.	56	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments – Clearwater Tax-Exempt Bond Fund

December 31, 2010

See accompanying notes to financial statements.	57	(continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common stocks:
Australia:
17,844	AGL ENERGY LTD	$215,924	277,824
51,722	ALUMINA LTD	50,177	131,131
22,815	AMCOR LIMITED	74,580	157,435
37,706	AMP LTD	144,346	203,912
16,005	ARISTOCRAT LEISURE LTD	56,089	48,922
33,298	ASCIANO LTD (b)	49,426	54,295
4,112	ASX LTD	84,309	158,395
42,961	AUST AND NZ BANKING GROUP	561,645	1,025,507
19,517	AXA ASIA PACIFIC HOLDINGS	47,802	125,898
1,214	BANK OF QUEENSLAND LTD	10,871	12,895
6,281	BENDIGO AND ADELAIDE BANK	52,780	63,889
179,910	BGP HOLDINGS PLC (b)	-	-
58,575	BHP BILLITON LTD	1,409,751	2,709,620
1,182	BILLABONG INTERNATIONAL LTD	7,263	9,848
55,100	BLUESCOPE STEEL LTD	106,835	126,739
13,040	BORAL LTD	38,661	64,388
24,400	BRAMBLES LTD	108,335	177,602
2,900	CALTEX AUSTRALIA LTD	37,894	42,602
43,633	CFS RETAIL PROPERTY TRUST	50,404	78,506
38,300	CFS RETAIL PROPERTY TRUST	64,189	68,911
28,298	COCA-COLA AMATIL LTD	178,894	314,169
971	COCHLEAR LTD	35,893	79,819
26,215	COMMONWEALTH BANK OF AUSTRAL	711,623	1,360,613
8,520	COMPUTERSHARE LTD	47,796	93,894
38,753	CROWN LTD	246,016	326,841
9,576	CSL LTD	226,091	355,262
41,838	CSR LTD	48,720	71,855
8,070	DART ENERGY LTD (b)	5,627	9,487
85,105	DEXUS PROPERTY GROUP	62,970	69,167
5,726	DULUXGROUP LTD	5,840	16,098
180,435	FAIRFAX MEDIA LTD	251,231	258,242
1,900	FLEETWOOD CORPORATION LTD (b)	23,315	25,231
2,200	FLIGHT CENTRE LTD	50,557	55,732
21,110	FORTESCUE METALS GROUP LTD (b)	37,574	141,138
50,738	FOSTER’S GROUP LTD	203,854	294,618
93,686	GOODMAN GROUP	48,414	62,254
35,982	GPT GROUP	55,818	108,146
34,615	HARVEY NORMAN HOLDINGS LTD	79,261	104,037
21,900	ILUKA RESOURCES LTD (b)	152,553	204,629
19,665	INCITEC PIVOT LTD	31,737	79,610
53,125	INSURANCE AUSTRALIA GROUP LT (b)	138,476	210,721
2,244	LEIGHTON HOLDINGS LTD	29,819	70,610
10,015	LEND LEASE CORP LIMITED	61,130	88,357
4,498	MACARTHUR COAL LTD	51,823	58,858
6,268	MACQUARIE ATLAS ROADS GROUP (b)	2,373	9,740
7,065	MACQUARIE GROUP LTD	164,941	267,306
65,948	METCASH LTD	212,747	277,090
4,000	MINERAL RESOURCES LTD	37,806	50,420
37,974	MIRVAC GROUP	50,570	47,555
34,500	MOUNT GIBSON IRON LTD (b)	52,969	74,771
35,937	NATIONAL AUSTRALIA BANK LTD	582,953	870,698
13,000	NEW HOPE CORP LTD	65,879	64,456
12,972	NEWCREST MINING LTD	371,329	536,285
116,487	ONESTEEL LTD	277,273	308,429
7,126	ORICA LIMITED	66,068	181,394
15,652	ORIGIN ENERGY LTD	168,941	266,577
74,197	OZ MINERALS LTD	41,896	130,464
14,231	PALADIN ENERGY LTD (b)	54,196	71,723
38,400	PANAUST LTD (b)	28,583	34,938
416	PERPETUAL LTD	7,027	13,273
116,632	QANTAS AIRWAYS LTD (b)	222,335	302,851
19,365	QBE INSURANCE GROUP LTD	267,517	359,312
8,245	RIO TINTO LTD	321,508	720,414
16,799	SANTOS LTD	180,505	225,833
1,300	SIMS METAL MANAGEMENT LTD	14,504	28,666
9,824	SONIC HEALTHCARE LTD	79,849	116,499

See accompanying notes to financial statements.	58	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Australia (Cont’d):
121,829	STOCKLAND (b)	$354,514	448,364
67,773	SUNCORP GROUP LTD	426,885	596,537
42,177	TABCORP HOLDINGS LTD	208,429	306,565
96,846	TATTS GROUP LTD	186,970	255,434
69,046	TELSTRA CORP LTD	158,437	196,934
11,689	TOLL HOLDINGS LTD	48,972	68,471
13,099	TRANSURBAN GROUP	36,728	68,562
18,625	WESFARMERS LTD	275,011	609,290
2,560	WESFARMERS LTD-PPS	32,507	84,532
35,413	WESTFIELD GROUP	200,586	346,821
35,413	WESTFIELD RETAIL TRUST (b)	53,180	93,041
52,832	WESTPAC BANKING CORP	701,839	1,199,563
11,991	WOODSIDE PETROLEUM LTD	392,813	521,716
19,482	WOOLWORTHS LTD	346,571	537,146
2,623	WORLEYPARSONS LTD	30,535	71,703
		12,682,059	20,361,080	5.88%
Austria:
3,566	ERSTE GROUP BANK AG	63,769	167,448
10,586	IMMOEAST A.G. (b)	-	-
15,879	IMMOFINANZ AG (b)	51,791	67,666
14,958	OMV AG	573,376	621,627
1,965	RAIFFEISEN BANK INTERNATIONA	63,526	107,657
313	STRABAG SE-BR	5,505	8,574
6,287	TELEKOM AUSTRIA AG	88,325	88,380
915	VERBUND AG	30,953	34,089
2,303	VOESTALPINE AG	32,585	109,711
		909,830	1,205,152	0.35%
Belgium:
48,619	AGEAS	87,769	111,096
12,078	ANHEUSER-BUSCH INBEV NV	385,199	690,772
5,100	ANHEUSER-BUSCH INBEV SPN ADR (c)	318,185	291,159
1,320	CNP -CIE NATL A PORTEFEUILLE	65,973	64,558
1,645	COLRUYT SA (b)	74,892	83,640
8,404	DELHAIZE GROUP	582,741	620,685
5,979	GROUPE BRUXELLES LAMBERT SA	483,152	502,785
7,945	KBC GROEP NV (b)	246,574	270,726
400	MOBISTAR SA	25,537	25,929
625	SOLVAY SA	36,847	66,605
9,491	UCB SA	281,368	325,562
2,966	UMICORE	53,114	154,255
		2,641,351	3,207,772	0.93%
Bermuda:
60,474	LANCASHIRE HOLDINGS LTD	461,199	521,385
6,600	SEADRILL LTD	70,381	223,050
		531,580	744,435	0.21%
Brazil:
14,900	BANCO BRADESCO-ADR (c)	290,011	302,321
36,600	BRASIL BROKERS PARTICIPACOES	201,667	210,560
600	HRT PARTICIPACOES EM PETROLE (b)	577,239	574,699
		1,068,917	1,087,580	0.31%
Britain:
52,662	3I GROUP PLC	232,331	269,710
2,834	ADMIRAL GROUP PLC	35,119	66,939
4,578	AMEC PLC	34,931	82,080
46,000	AMLIN PLC	302,852	293,251
22,551	ANGLO AMERICAN PLC	483,866	1,172,713
19,600	ANGLO AMERICAN PLC-UNSP ADR (c)	333,272	511,756
4,811	ANTOFAGASTA PLC	33,978	120,911
19,184	ARM HOLDINGS PLC	71,627	126,605
16,299	ASSOCIATED BRITISH FOODS PLC	218,984	300,107
22,292	ASTRAZENECA PLC	778,768	1,015,533
10,000	ASTRAZENECA PLC-SPONS ADR (c)	461,598	461,900
2,131	AUTONOMY CORP PLC (b)	36,969	50,002
45,179	AVIVA PLC	147,874	276,818
5,239	BABCOCK INTL GROUP PLC	47,416	46,639
120,026	BAE SYSTEMS PLC	650,696	617,525
80,626	BALFOUR BEATTY PLC	341,838	393,320

See accompanying notes to financial statements.	59	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Britain (Cont’d):
277,676	BARCLAYS PLC	$1,051,273	1,132,724
58,418	BG PLC (b)	917,965	1,180,366
37,298	BHP BILLITON PLC	795,489	1,483,409
4,500	BHP BILLITON PLC-ADR (c)	354,720	362,250
307,544	BP PLC	2,039,977	2,232,228
11,825	BRITISH AIRWAYS PLC (b)	49,663	50,238
60,994	BRITISH AMERICAN TOBACCO PLC	1,607,805	2,342,635
11,630	BRITISH LAND CO PLC	61,579	95,102
17,468	BRITISH SKY BROADCASTING GRO	116,486	200,441
368,009	BT GROUP PLC	791,671	1,037,342
5,069	BUNZL PLC	39,524	56,822
8,202	BURBERRY GROUP PLC	40,549	143,731
20,702	CABLE & WIRELESS WORLDWIDE	27,090	21,205
40,577	CAIRN ENERGY PLC (b)	155,293	265,702
16,980	CAPITA GROUP PLC	162,367	184,384
6,025	CAPITAL & COUNTIES PROPERTIE	6,933	14,156
6,025	CAPITAL SHOPPING CENTRES GRO	23,472	39,227
34,000	CARILLION PLC	178,605	203,764
8,602	CARNIVAL PLC	279,378	399,919
29,130	CARPETRIGHT PLC	323,811	362,871
82,257	CENTRICA PLC	290,637	425,258
11,669	COBHAM PLC	30,337	37,022
28,000	COLT GROUP SA (b)	53,210	60,111
268,758	COMPASS GROUP PLC	1,681,663	2,434,459
65,000	COOKSON GROUP PLC (b)	439,737	667,320
115,087	DIAGEO PLC	1,568,947	2,126,227
8,724	DRAX GROUP PLC	50,000	50,094
2,968	ENQUEST PLC (b)	3,713	6,455
2,760	EURASIAN NATURAL RESOURCES	15,790	45,096
54,094	FIRSTGROUP PLC	286,166	335,911
9,699	G4S PLC	26,165	38,499
91,912	GLAXOSMITHKLINE PLC	1,410,189	1,776,883
12,300	GLAXOSMITHKLINE PLC-SPON ADR (c)	464,571	482,406
17,505	HAMMERSON PLC	69,535	113,860
36,031	HAYS PLC	49,874	72,409
126,209	HOME RETAIL GROUP	499,329	370,908
336,940	HSBC HOLDINGS PLC (b)	2,439,627	3,420,308
12,114	ICAP PLC	51,874	101,043
30,665	IMI PLC	253,515	451,793
18,809	IMPERIAL TOBACCO GROUP PLC	441,612	577,106
30,000	INCHCAPE PLC (b)	123,756	166,789
17,590	INTERCONTINENTAL HOTELS GROU	253,023	340,880
23,055	INTERMEDIATE CAPITAL GROUP	117,259	119,659
20,434	INTERNATIONAL POWER PLC	61,912	139,411
1,741	INTERTEK GROUP PLC	50,306	48,179
12,127	INVENSYS PLC	29,802	66,968
27,249	INVESTEC PLC	193,266	223,886
98,470	ITV PLC (b)	52,339	107,542
13,894	JOHNSON MATTHEY PLC	337,176	441,465
4,109	KAZAKHMYS PLC	31,447	103,396
30,414	KINGFISHER PLC	60,107	124,898
15,511	LAND SECURITIES GROUP PLC	113,585	162,991
424,802	LEGAL & GENERAL GROUP PLC	491,661	640,770
1,600,060	LLOYDS BANKING GROUP PLC (b)	1,352,294	1,638,953
136,000	LOGICACMG PLC (b)	271,521	277,763
3,727	LONDON STOCK EXCHANGE GROUP	38,197	48,693
3,321	LONMIN PLC (b)	69,014	101,793
33,399	MAN GROUP PLC	106,502	154,131
25,083	MARKS & SPENCER GROUP PLC	101,882	144,301
19,659	MEGGITT PLC	45,921	113,404
15,000	MILLENNIUM & COPTHORNE HOTEL	101,388	138,094
30,000	MONDI PLC	68,373	240,174
63,965	NATIONAL GRID PLC	475,389	551,483
2,148	NEXT PLC	36,823	66,140
6,000	NORTHUMBRIAN WATER GROUP PLC	33,655	30,963
211,185	OLD MUTUAL PLC	251,201	405,309
38,984	PEARSON PLC	553,963	612,649

See accompanying notes to financial statements.	60	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Britain (Cont’d):
20,700	PENNON GROUP PLC	$182,327	206,545
5,085	PETROFAC LTD	95,413	125,815
46,210	PRUDENTIAL PLC	267,423	481,257
602,560	QINETIQ GROUP PLC	1,166,904	1,221,261
10,671	RECKITT BENCKISER GROUP PLC	434,025	586,448
184,575	REED ELSEVIER PLC	1,441,371	1,558,247
68,541	REXAM PLC	319,882	355,523
25,868	RIO TINTO PLC	842,466	1,809,404
27,303	ROLLS-ROYCE GROUP PLC (b)	108,772	265,194
248,250	ROYAL BANK OF SCOTLAND GROUP (b)	114,766	151,216
40,053	RSA INSURANCE GROUP PLC	76,424	78,182
21,731	SAGE GROUP PLC/THE	74,327	92,628
29,306	SAINSBURY (J) PLC	141,007	171,932
122,249	SAVILLS PLC	591,275	736,076
3,966	SCHRODERS PLC	45,826	114,700
17,487	SCOTTISH & SOUTHERN ENERGY	292,525	333,977
10,277	SEGRO PLC	36,889	45,889
7,999	SERCO GROUP PLC	42,799	69,276
4,954	SEVERN TRENT PLC	76,220	114,155
52,148	SIGNET JEWELERS LTD (b)	1,023,171	2,263,223
14,044	SMITH & NEPHEW PLC	98,628	148,123
5,313	SMITHS GROUP PLC	80,666	103,127
16,562	SOUTH AFRICAN BREWERIES (b)	295,625	582,657
35,540	STANDARD CHARTERED PLC	550,423	956,087
145,857	STANDARD LIFE PLC	399,382	491,186
1,041	TATE & LYLE PLC	5,037	8,407
137,122	TESCO PLC	702,562	908,576
58,647	THOMAS COOK GROUP PLC	199,514	173,452
13,300	TRAVIS PERKINS PLC	127,864	219,383
9,072	TUI TRAVEL PLC	30,186	34,822
16,151	TULLOW OIL PLC	238,242	317,526
38,065	UNILEVER PLC	875,570	1,164,960
37,297	UNILEVER PLC-SPONSORED ADR (c)	905,720	1,151,731
8,787	UNITED UTILITIES GROUP PLC	62,187	81,101
2,343	VEDANTA RESOURCES PLC	35,450	91,943
928,295	VODAFONE GROUP PLC	1,671,709	2,399,581
18,500	VODAFONE GROUP PLC-SP ADR (c)	460,348	488,955
13,800	WEIR GROUP PLC/THE	191,219	382,969
15,094	WHITBREAD PLC	333,324	421,233
39,500	WILLIAM HILL PLC	105,002	105,122
42,339	WM MORRISON SUPERMARKETS	156,009	176,641
		43,682,501	59,606,707	17.20%
Canada:
6,300	ADVANTAGE OIL & GAS LTD (b)	43,266	42,830
3,442	AGNICO-EAGLE MINES LTD	198,299	264,001
11,232	AGRIUM INC	479,092	1,030,996
6,700	ALIMENTATION COUCHE-TARD -B	165,741	182,334
2,700	ATCO LTD -CLASS I	84,929	160,614
11,468	BANK OF MONTREAL	388,026	660,213
19,897	BANK OF NOVA SCOTIA	575,222	1,138,108
18,008	BARRICK GOLD CORP	602,311	957,665
7,800	BCE INC	164,418	276,588
8,660	BOMBARDIER INC-B	44,066	43,634
11,627	BROOKFIELD ASSET MANAGE-CL A	172,468	387,063
25,840	CAE INC	218,066	298,577
1,700	CALFRAC WELL SERVICES LTD	41,139	58,539
11,679	CAMECO CORP	234,805	472,046
7,499	CAN IMPERIAL BK OF COMMERCE	334,499	587,922
9,614	CANADIAN NATL RAILWAY CO	389,611	639,043
22,671	CANADIAN NATURAL RESOURCES	540,039	1,007,046
4,842	CANADIAN PACIFIC RAILWAY LTD	155,812	313,988
3,260	CANADIAN TIRE CORP-CLASS A	163,013	223,564
2,500	CANADIAN UTILITIES LTD-A	126,015	136,774
15,213	CENOVUS ENERGY INC	314,780	505,680
4,200	CGI GROUP INC - CLASS A (b)	66,100	72,651
10,919	CGI GROUP INC - CLASS A (NEW YORK EXCHANGE) (b)	90,696	188,462
3,261	CRESCENT POINT ENERGY CORP	91,062	145,066

See accompanying notes to financial statements.	61	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
4,600	DAYLIGHT ENERGY LTD	$45,685	47,788
1,300	DOREL INDUSTRIES-CL B	42,946	45,105
1,700	DUNDEE CORP -CL A (b)	29,862	34,963
11,658	ELDORADO GOLD CORP	147,527	216,489
7,936	ENBRIDGE INC	263,158	447,590
16,793	ENCANA CORP	404,507	489,012
6,047	ENERPLUS RESOURCES FUND (b)	113,667	186,489
949	FAIRFAX FINANCIAL HLDGS LTD	324,299	389,727
7,400	FINNING INTERNATIONAL INC	183,675	201,607
1,400	FIRST QUANTUM MINERALS LTD	126,385	152,060
3,052	GILDAN ACTIVEWEAR INC (b)	33,435	86,951
14,001	GOLDCORP INC	447,524	643,766
1,200	HOME CAPITAL GROUP INC	50,741	62,502
8,203	IAMGOLD CORP	91,103	146,013
7,165	IMPERIAL OIL LTD	255,881	290,326
600	INMET MINING CORPORATION	27,545	46,620
3,879	IVANHOE MINES LTD (b)	22,068	88,907
20,211	KINROSS GOLD CORP	341,556	383,201
2,100	LINAMAR CORP	38,757	42,978
13,500	LUNDIN MINING CORP (b)	78,502	98,568
100	MACDONALD DETTWILER & ASSOC (b)	4,346	5,086
11,938	MAGNA INTERNATIONAL INC	223,849	621,885
34,136	MANULIFE FINANCIAL CORP	456,763	586,456
3,469	METHANEX CORP	31,828	105,458
2,610	NATIONAL BANK OF CANADA	88,730	179,855
23,914	NEXEN INC	479,052	548,014
11,800	NORTHGATE MINERALS CORP (b)	39,374	37,738
2,700	NUVISTA ENERGY LTD	32,415	25,117
1,560	OPEN TEXT CORP (b)	48,602	71,854
1,300	PACE OIL AND GAS LTD (b)	5,385	10,686
2,253	PAN AMERICAN SILVER CORP	41,183	92,846
10,621	PENN WEST ENERGY TRUST	114,717	254,054
1,300	PETROBANK ENERGY & RESOURCES (b)	27,920	33,012
5,262	POTASH CORP OF SASKATCHEWAN	456,856	814,715
10,641	PROVIDENT ENERGY TRUST-UTS (b)	33,300	84,596
3,200	QUADRA FNX MINING LTD (b)	46,304	53,905
700	QUEBECOR INC -CL B	9,236	26,484
8,496	RESEARCH IN MOTION (b)	390,098	493,872
2,101	RITCHIE BROS AUCTIONEERS	37,504	48,428
10,965	ROGERS COMMUNICATIONS INC-B	267,397	379,718
26,310	ROYAL BANK OF CANADA	887,281	1,377,592
1,600	SAPUTO INC	43,054	63,688
10,061	SHAW COMMUNICATIONS INC-B	160,660	215,141
4,700	SHERRITT INTERNATIONAL CORP	35,088	40,036
600	SHOPPERS DRUG MART CORP	22,437	23,853
2,500	SILVER WHEATON CORP (b)	57,728	98,005
6,863	SILVER WHEATON CORP (NEW YORK EXCHANGE) (b)	71,004	267,931
500	SNC-LAVALIN GROUP INC	19,219	30,055
11,589	SUN LIFE FINANCIAL INC	229,193	348,829
27,764	SUNCOR ENERGY INC	661,747	1,063,084
22,619	TALISMAN ENERGY INC	278,651	501,916
12,027	TECK RESOURCES LTD-CLS B	104,689	743,629
4,274	TELUS CORPORATION -NON VOTE	113,886	186,175
33,400	THOMPSON CREEK METALS CO INC (b)	404,611	491,648
5,889	TIM HORTONS INC	188,354	242,949
2,900	TOROMONT INDUSTRIES LTD	77,974	89,712
16,563	TORONTO-DOMINION BANK	671,143	1,230,797
5,081	TRANSALTA CORP	79,391	107,768
14,285	TRANSCANADA CORP	389,230	543,401
7,800	TRICAN WELL SERVICE LTD	123,904	157,986
10,769	VALEANT PHARMACEUTICALS INTE	252,275	305,138
2,256	VERMILION ENERGY INC	83,841	104,866
1,100	WEST FRASER TIMBER CO LTD	25,324	51,817
1,600	WESTON (GEORGE) LTD	121,006	135,487
36,331	YAMANA GOLD INC	353,699	465,929

		17,042,546	27,255,277	7.87%

See accompanying notes to financial statements.	62	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
China:
77,000	AAC ACOUSTIC TECHNOLOGIES	$203,584	205,569
20,400	FOCUS MEDIA HOLDING-ADR (b)(c)	359,449	447,372
118,000	FOSUN INTERNATIONAL	87,459	86,690
369,930	IND & COMM BK OF CHINA - H	292,088	275,579
20,000	XINGDA INT’L HOLDINGS	10,194	21,615
		952,774	1,036,825	0.30%
Columbia:
799	PETROMINERALES LTD (b)	22,707	26,646
		22,707	26,646	0.01%
Cyprus:
9,794	BANK OF CYPRUS PUBLIC CO LTD	42,468	33,766
		42,468	33,766	0.01%
Denmark:
10	A P MOLLER - MAERSK A/S - A	46,408	88,095
20	A P MOLLER - MAERSK A/S - B	112,871	181,102
10,539	CARLSBERG AS-B	745,020	1,055,208
500	COLOPLAST-B	46,110	67,945
9,800	DANSKE BANK A/S (b)	125,891	251,234
4,000	DSV A/S	31,768	88,418
200	FLSMIDTH & CO-B SHS	6,013	19,075
7,951	H LUNDBECK A/S	147,209	151,093
200	JYSKE BANK-REG (b)	4,423	9,286
9,900	NOVO NORDISK A/S-B	554,060	1,116,353
500	NOVOZYMES A/S-B SHARES	39,158	69,648
325	TOPDANMARK A/S (b)	33,362	42,970
900	TRYG A/S	49,560	41,547
		1,941,853	3,181,974	0.92%
Finland:
1,805	ELISA OYJ	21,851	39,243
7,306	FORTUM OYJ (b)	150,746	219,956
7,285	KEMIRA OYJ	103,325	113,897
1,396	KESKO OYJ-B SHS	30,705	65,160
8,664	KONE OYJ-B	358,012	481,623
11,779	METSO OYJ	264,384	657,931
1,251	NESTE OIL OYJ	14,206	19,977
45,358	NOKIA OYJ (b)	466,406	469,127
2,240	NOKIAN RENKAAT OYJ	31,307	82,165
2,272	OUTOKUMPU OYJ	32,298	42,140
10,565	POHJOLA BANK PLC	85,425	126,636
1,988	RAUTARUUKKI OYJ	39,419	46,516
5,573	SAMPO OYJ-A SHS	77,600	149,314
559	SANOMA OYJ	6,931	12,116
19,829	STORA ENSO OYJ-R SHS	105,318	203,629
38,934	UPM-KYMMENE OYJ	401,499	687,791
3,876	WARTSILA OYJ	196,080	295,744
		2,385,512	3,712,965	1.07%
France:
1,275	ACCOR SA	29,826	56,735
551	ADP	28,858	43,493
4,557	AIR FRANCE-KLM (b)	56,714	82,999
4,624	AIR LIQUIDE SA	383,798	584,774
38,015	ALCATEL-LUCENT (b)	63,037	110,741
2,325	ALSTOM	125,921	111,256
4,400	ARKEMA	124,681	316,735
608	ATOS ORIGIN SA (b)	15,429	32,368
30,926	AXA SA	438,278	514,504
819	BIOMERIEUX	79,843	80,789
22,110	BNP PARIBAS	1,172,670	1,406,639
3,837	BOUYGUES SA	142,415	165,381
735	BUREAU VERITAS SA	29,322	55,708
1,862	CAP GEMINI	62,328	86,911
9,700	CARREFOUR SA	357,241	399,874
4,738	CASINO GUICHARD PERRACHON	405,237	461,866
648	CHRISTIAN DIOR	36,000	92,565
9,789	CNP ASSURANCES	166,866	176,656
6,264	COMPAGNIE DE SAINT-GOBAIN	203,267	322,261
19,360	CREDIT AGRICOLE SA	241,398	245,871

See accompanying notes to financial statements.	63	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont’d):
9,764	DANONE	$490,226	613,488
812	DASSAULT SYSTEMES SA	31,122	61,219
3,633	EDENRED (b)	65,572	86,001
4,099	EDF	160,627	168,129
614	EIFFAGE (b)	30,643	27,080
193	ERAMET	51,818	66,152
3,462	ESSILOR INTERNATIONAL	134,447	222,866
510	EURAZEO	9,917	37,816
3,941	EUTELSAT COMMUNICATIONS	92,604	144,243
29,665	FRANCE TELECOM SA	681,844	618,195
20,995	GDF SUEZ	732,731	753,279
1,364	GECINA SA (b)	142,556	150,025
6,331	GROUPE EUROTUNNEL SA - REGR	49,553	55,667
648	HERMES INTERNATIONAL	64,252	135,731
304	ILIAD SA	29,549	33,067
2,335	KLEPIERRE	57,367	84,230
3,031	LAFARGE SA	151,025	190,038
1,212	LAGARDERE S.C.A.	30,640	49,931
3,772	LEGRAND SA	68,920	153,607
3,974	L’OREAL	310,044	441,184
5,619	LVMH MOET HENNESSY LOUIS VUI	573,423	924,300
2,472	M6-METROPOLE TELEVISION	58,547	59,789
2,031	MICHELIN (CGDE)-B	78,557	145,740
24,670	NATIXIS (b)	41,439	115,381
991	NEOPOST SA	83,847	86,341
2,898	PERNOD-RICARD SA	177,566	272,471
13,344	PEUGEOT SA (b)	387,525	506,586
1,531	PPR	112,344	243,455
33,053	PUBLICIS GROUPE	1,032,702	1,722,548
3,682	RENAULT SA (b)	98,990	214,027
4,202	SAFRAN SA	40,399	148,798
22,527	SANOFI-AVENTIS	1,307,314	1,440,393
4,171	SCHNEIDER ELECTRIC SA	355,993	624,244
1,813	SCOR SE	36,441	46,031
18,085	SOCIETE GENERALE	998,189	971,978
21,253	SODEXO	1,125,358	1,464,580
3,762	SUEZ ENVIRONNEMENT CO	55,709	77,668
2,589	TECHNIP SA	116,011	239,059
39,846	TELEVISION FRANCAISE (T.F.1)	417,486	692,188
2,172	THALES SA	86,735	75,999
75,214	TOTAL SA	4,011,520	3,985,086
1,568	UNIBAIL-RODAMCO SE	183,033	310,101
6,400	VALEO SA (b)	172,988	363,167
2,024	VALLOUREC	112,949	212,583
5,373	VEOLIA ENVIRONNEMENT	121,010	157,022
8,329	VINCI SA	346,780	452,762
19,603	VIVENDI	505,588	529,139
3,595	ZODIAC AEROSPACE	196,748	269,980
		20,383,777	25,791,490	7.45%
Germany:
462	AAREAL BANK AG (b)	11,027	14,076
2,785	ADIDAS AG (b)	94,549	181,945
8,135	ALLIANZ SE-REG	732,172	966,722
24,933	BASF SE (b)	1,215,619	1,989,045
14,206	BAYER AG-REG	752,479	1,049,767
14,464	BAYERISCHE MOTOREN WERKE AG	786,641	1,137,446
1,012	BEIERSDORF AG	47,436	56,155
4,000	BILFINGER BERGER SE	273,213	337,810
6,246	CELESIO AG	195,305	155,243
6,290	COMMERZBANK AG (b)	22,833	46,682
916	CONTINENTAL AG (b)	47,943	72,389
15,532	DAIMLER AG-REGISTERED SHARES (b)	498,387	1,052,902
15,255	DEUTSCHE BANK AG-REGISTERED	692,276	797,049
4,009	DEUTSCHE BOERSE AG	243,499	277,499
22,261	DEUTSCHE LUFTHANSA-REG (b)	350,690	486,509
13,453	DEUTSCHE POST AG-REG	152,569	228,307
41,318	DEUTSCHE TELEKOM AG-REG	511,289	533,074

See accompanying notes to financial statements.	64	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont’d):
28,508	E.ON AG	$799,004	873,698
3,418	FRESENIUS MEDICAL CARE AG &	133,793	197,448
734	FRESENIUS SE	48,634	61,547
2,738	GEA GROUP AG (b)	27,680	79,138
1,851	HANNOVER RUECKVERSICHERU-REG	87,646	99,272
20,211	HEIDELBERGCEMENT AG	1,025,256	1,266,650
10,464	HENKEL AG & CO KGAA	419,473	539,945
1,550	HOCHTIEF AG	59,506	131,606
41,437	INFINEON TECHNOLOGIES AG (b)	306,215	385,550
2,921	K+S AG	149,718	219,988
3,044	LINDE AG	269,615	461,878
1,901	MAN SE	119,821	226,058
1,310	MERCK KGAA	110,683	104,769
2,503	METRO AG	81,367	180,212
4,000	MTU AERO ENGINES HOLDING AG	220,475	270,515
3,476	MUENCHENER RUECKVER AG-REG	451,147	526,963
8,093	RWE AG	564,143	539,534
582	SALZGITTER AG	34,934	44,928
17,103	SAP AG	683,559	870,749
14,083	SIEMENS AG-REG	898,057	1,744,499
4,100	SIEMENS AG-SPONS ADR	427,864	509,425
2,068	SUEDZUCKER AG	43,410	55,061
6,245	THYSSENKRUPP AG	125,145	258,571
22,071	TUI AG (b)	245,701	309,676
493	VOLKSWAGEN AG	49,099	69,765
517	WACKER CHEMIE AG	55,413	90,226
		14,065,285	19,500,291	5.63%
Greece:
11,140	ALPHA BANK A.E. (b)	55,130	56,567
3,147	COCA-COLA HELLENIC BOTTLING	40,208	81,414
12,167	EFG EUROBANK ERGASIAS (b)	60,017	60,969
16,096	NATIONAL BANK OF GREECE (b)	208,323	130,128
4,045	OPAP SA	65,259	69,944
8,795	PIRAEUS BANK S.A. (b)	44,788	42,897
11,492	PUBLIC POWER CORP	189,989	164,929
		663,714	606,848	0.18%
Guernsey:
329,768	RAVEN RUSSIA LTD	274,940	321,332
36,637	RESOLUTION LTD (b)	143,696	133,717
		418,636	455,049	0.13%
Hong Kong:
71,400	AIA GROUP LTD (b)	206,993	200,724
59,100	BANK OF EAST ASIA	184,595	247,507
20,000	BELLE INTERNATIONAL HOLDINGS	9,604	33,812
207,600	BOC HONG KONG HOLDINGS LTD	377,750	706,483
92,000	BRIGHTOIL PETROLEUM HOLDINGS	43,584	47,939
97,000	CATHAY PACIFIC AIRWAYS	135,947	267,700
24,000	CHEUNG KONG HOLDINGS LTD	234,661	370,236
34,500	CLP HOLDINGS LTD	236,618	280,090
174,000	CNOOC LTD	349,790	412,818
42,000	DAH CHONG HONG	29,216	44,581
12,800	DAH SING BANKING GROUP LTD	23,096	21,739
11,600	DAH SING FINANCIAL	82,246	75,892
23,862	ESPRIT HOLDINGS LTD	151,145	113,594
33,000	FOXCONN INTERNATIONAL HLDGS (b)	22,488	23,055
17,000	GREAT EAGLE HOLDINGS LTD	44,170	52,822
106,500	GUOCO GROUP LTD	906,505	1,414,093
17,000	HANG LUNG GROUP LTD	50,690	111,768
40,000	HANG LUNG PROPERTIES LTD	110,431	187,074
11,500	HANG SENG BANK LTD	124,740	189,094
20,000	HENDERSON LAND DEVELOPMENT	96,864	136,381
100,100	HONG KONG & CHINA GAS	149,918	235,944
19,900	HONG KONG EXCHANGES & CLEAR	250,145	451,392
10,500	HONGKONG & SHANGHAI HOTELS	9,511	17,995
56,500	HONGKONG ELECTRIC HOLDINGS	333,731	356,199
400	HOPEWELL HIGHWAY INFRASTRUCT	229	307
4,000	HOPEWELL HOLDINGS LTD	10,853	12,557
48,000	HOPSON DEVELOPMENT HOLDINGS (b)	75,765	51,629

See accompanying notes to financial statements.	65	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Hong Kong (Cont’d):
42,000	HUTCHISON WHAMPOA LTD	$253,519	432,303
74,000	JOHNSON ELECTRIC HOLDINGS	40,277	52,936
27,000	KERRY PROPERTIES LTD	90,767	140,691
6,000	KINGBOARD CHEMICALS HOLDINGS	14,300	35,935
54,000	LI & FUNG LTD	132,174	313,342
127,500	LINK REIT	285,741	396,165
16,500	MTR CORP	38,268	60,078
143,000	NEW WORLD DEVELOPMENT	234,526	268,620
4,000	NOBLE GROUP LTD	5,575	6,763
43,500	NWS HOLDINGS LTD	52,824	66,042
16,000	ORIENT OVERSEAS INTL LTD	118,890	155,217
30,000	SANDS CHINA LTD (b)	50,128	65,926
22,000	SHANGRI-LA ASIA LTD	29,709	59,725
24,000	SINO LAND CO	28,396	44,898
2,900	SINO-FOREST CORP (b)	50,418	67,925
23,000	SUN HUNG KAI PROPERTIES	222,078	382,035
19,000	SWIRE PACIFIC LTD-A	143,178	312,416
3,000	TELEVISION BROADCASTS LTD	9,222	16,211
37,000	WHARF HOLDINGS LTD	94,826	284,676
78,000	WHEELOCK & CO LTD	215,231	315,620
59,000	YUE YUEN INDUSTRIAL HLDG	143,841	212,169
		6,505,173	9,753,118	2.82%
Ireland:
29,561	ACCENTURE PLC-CL A	1,108,546	1,433,413
42,294	COVIDIEN PLC	1,574,285	1,931,144
10,635	CRH PLC	228,294	221,953
8,000	DCC PLC	190,798	252,289
5,458	ELAN CORP PLC (b)	31,760	28,809
666	ELAN CORP PLC (LONDON EXCHANGE) (b)	5,141	3,693
248,114	EXPERIAN PLC	1,913,477	3,086,875
3,196	ICON PLC - SPONSORED ADR (b)(c)	69,787	69,992
1,776	KERRY GROUP PLC-A	35,054	59,141
11,192	SHIRE PLC	130,296	269,239
2,000	SMURFIT KAPPA GROUP PLC (b)	17,837	19,510
2,333	UNITED BUSINESS MEDIA LTD	13,794	25,097
23,432	WPP PLC	141,019	288,421
		5,460,088	7,689,576	2.22%
Israel:
13,486	BANK HAPOALIM BM (b)	51,982	70,195
11,685	BANK LEUMI LE-ISRAEL	51,733	59,833
36,809	BEZEQ ISRAELI TELECOM CORP	89,512	112,237
384	DELEK GROUP LTD	108,528	98,908
8,857	ISRAEL CHEMICALS LTD	105,188	151,831
64	ISRAEL CORP LIMITED/THE (b)	50,868	77,644
66,665	ISRAEL DISCOUNT BANK-A (b)	133,568	152,079
1,600	KOOR INDUSTRIES LTD	40,363	39,002
14,564	MAKHTESHIM-AGAN INDUSTRIES (b)	52,915	74,657
15,796	MIZRAHI TEFAHOT BANK LTD	153,857	173,607
11,803	TEVA PHARMACEUTICAL-SP ADR (c)	674,494	615,290
		1,513,008	1,625,283	0.47%
Italy:
41,159	A2A SPA	67,304	56,595
2,890	ACEA SPA (b)	31,698	33,212
19,503	ASSICURAZIONI GENERALI	310,560	370,332
4,618	ATLANTIA SPA	77,005	94,230
12,162	AUTOGRILL SPA (b)	72,812	171,781
2,752	BANCA CARIGE SPA	7,205	5,766
10,061	BANCA POPOLARE DI MILANO	43,243	35,224
16,537	BANCO POPOLARE SCARL	73,635	74,912
2,003	BENETTON GROUP SPA	14,818	13,175
2,148	BULGARI SPA	9,445	23,207
707	DANIELI & CO (b)	18,567	22,627
118,832	ENEL SPA (b)	533,144	593,883
34,744	ENI SPA	661,873	758,626
2,842	EXOR SPA	48,366	93,727
23,667	FIAT SPA	293,240	487,983

See accompanying notes to financial statements.	66	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Italy (Cont’d):
3,656	FINMECCANICA SPA	$44,203	41,551
642	FONDIARIA-SAI SPA (b)	7,308	5,375
101,826	INTESA SANPAOLO (b)	265,964	276,217
18,247	INTESA SANPAOLO-RNC	48,163	43,475
6,000	ITALCEMENTI SPA	79,057	50,712
1,095	LUXOTTICA GROUP SPA	14,342	33,361
58,238	MEDIASET SPA	394,018	352,339
7,202	MEDIOBANCA SPA	50,231	64,095
34,777	MEDIOLANUM SPA	120,164	143,714
20,039	PARMALAT SPA	36,886	54,894
2,966	PRYSMIAN SPA	29,515	50,533
3,842	SAIPEM SPA	66,811	189,135
48,516	SNAM RETE GAS	216,794	241,170
158,727	TELECOM ITALIA SPA	212,786	205,104
22,370	TERNA SPA	71,955	94,460
5,082	UBI BANCA SCPA	44,449	44,481
251,615	UNICREDIT SPA	406,327	520,479
		4,371,888	5,246,375	1.51%
Japan:
2,000	77 BANK LTD/THE	10,160	10,617
5,200	ADVANTEST CORP	86,387	117,649
46,100	AEON CO LTD	344,949	576,862
4,800	AEON CREDIT SERVICE CO LTD	49,903	67,867
1,100	AEON MALL CO LTD	23,091	29,534
2,300	AISIN SEIKI CO LTD	37,584	81,384
50,000	AJINOMOTO CO INC	387,741	520,976
2,900	ALFRESA HOLDINGS CORP	138,845	128,760
95,000	ALL NIPPON AIRWAYS CO LTD (b)	304,805	354,522
2,000	AMADA CO LTD	10,582	16,282
20,300	ASAHI BREWERIES LTD	342,455	393,280
15,000	ASAHI GLASS CO LTD	80,697	175,321
22,000	ASAHI KASEI CORP	99,438	143,607
7,600	ASTELLAS PHARMA INC	243,758	289,702
11,000	BANK OF KYOTO LTD/THE	98,298	104,318
23,000	BANK OF YOKOHAMA LTD/THE	96,740	119,258
1,300	BENESSE HOLDINGS INC	48,395	59,881
13,800	BRIDGESTONE CORP	205,726	266,673
5,700	BROTHER INDUSTRIES LTD	42,142	84,524
35,000	CANON INC	1,202,051	1,814,795
1,100	CANON MARKETING JAPAN INC	15,818	15,661
3,800	CASIO COMPUTER CO LTD	28,796	30,655
29	CENTRAL JAPAN RAILWAY CO	162,730	242,876
15,000	CHIBA BANK LTD/THE (b)	81,968	97,544
13,800	CHUBU ELECTRIC POWER CO INC	306,766	339,248
1,900	CHUGAI PHARMACEUTICAL CO LTD	30,706	34,867
3,200	CHUGOKU ELECTRIC POWER CO	69,825	65,030
36,000	CHUO MITSUI TRUST HOLDINGS	125,658	149,420
7,900	CITIZEN HOLDINGS CO LTD	31,581	54,487
2,000	COCA-COLA WEST CO LTD	30,433	36,234
73,000	COSMO OIL COMPANY LTD	182,679	239,156
66,119	CREDIT SAISON CO LTD	787,612	1,087,139
25,000	DAI NIPPON PRINTING CO LTD	234,314	340,543
23,000	DAIHATSU MOTOR CO LTD	270,880	352,958
125	DAI-ICHI LIFE INSURANCE (b)	157,718	203,064
13,100	DAIICHI SANKYO CO LTD	225,226	286,706
4,300	DAIKIN INDUSTRIES LTD	117,015	152,524
1,200	DAITO TRUST CONSTRUCT CO LTD	42,344	82,174
6,000	DAIWA HOUSE INDUSTRY CO LTD	45,826	73,750
186,300	DAIWA SECURITIES GROUP INC	1,120,308	959,106
1,600	DENA CO LTD	49,492	57,384
4,000	DENKI KAGAKU KOGYO K K	7,188	19,016
8,200	DENSO CORP	185,234	282,982
2,900	DENTSU INC	48,680	90,043
13,000	DOWA HOLDINGS CO LTD	55,385	85,339
6,200	EAST JAPAN RAILWAY CO	344,432	403,184
3,800	EISAI CO LTD	120,732	137,597
2,100	ELECTRIC POWER DEVELOPMENT C	62,041	65,876

See accompanying notes to financial statements.	67	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
1,800	FAMILYMART CO LTD	$52,590	67,838
3,100	FANUC CORP	243,447	476,108
700	FAST RETAILING CO LTD	76,899	111,474
50,000	FUJI HEAVY INDUSTRIES LTD	206,605	387,961
37,300	FUJIFILM HOLDINGS CORP	1,035,482	1,348,784
22,000	FUJIKURA LTD	122,650	111,092
31,000	FUJITSU LTD	124,538	215,719
79,000	FUKUOKA FINANCIAL GROUP INC	308,478	343,462
15,000	FURUKAWA ELECTRIC CO LTD	48,082	67,431
5,000	GS YUASA CORP	36,696	34,609
6,000	GUNMA BANK LTD/THE	31,571	32,958
12,000	HACHIJUNI BANK LTD/THE	67,350	67,099
3,220	HAKUHODO DY HOLDINGS INC	174,361	184,609
15,000	HANKYU HOLDINGS CORP (b)	71,596	69,648
500	HIROSE ELECTRIC CO LTD	48,402	56,347
7,000	HIROSHIMA BANK LTD/THE	26,154	29,485
600	HISAMITSU PHARMACEUTICAL CO	17,668	25,273
3,000	HITACHI CHEMICAL CO LTD	54,135	62,111
2,200	HITACHI CONSTRUCTION MACHINE (b)	48,655	52,728
153,000	HITACHI LTD	463,298	815,937
15,900	HOKKAIDO ELECTRIC POWER CO	332,832	325,074
25,000	HOKUHOKU FINANCIAL GROUP INC	45,996	50,804
5,000	HOKURIKU ELECTRIC POWER CO	118,737	122,854
40,000	HONDA MOTOR CO LTD	1,114,704	1,583,866
7,100	HOYA CORP	150,194	172,442
1,600	IBIDEN CO LTD	37,951	50,487
300	IDEMITSU KOSAN CO LTD	23,804	31,850
24,000	IHI CORP	31,334	53,502
26	INPEX CORP	126,100	152,265
11,100	ISETAN MITSUKOSHI HOLDINGS L	111,994	129,054
47,000	ISUZU MOTORS LTD	100,274	213,600
28,000	ITOCHU CORP	163,531	283,470
8,000	J FRONT RETAILING CO LTD	31,099	43,747
6	JAPAN REAL ESTATE INVESTMENT	46,693	62,222
8	JAPAN RETAIL FUND INVESTMENT	8,807	15,341
5,000	JAPAN STEEL WORKS LTD	47,736	52,221
77	JAPAN TOBACCO INC	200,326	284,979
7,400	JFE HOLDINGS INC	181,345	257,744
4,000	JGC CORP	53,048	87,051
7,000	JOYO BANK LTD/THE	32,424	30,778
5,100	JS GROUP CORP	59,682	112,246
3,100	JSR CORP	39,530	57,843
29,900	JTEKT CORP	274,921	352,788
45	JUPITER TELECOMMUNICATIONS	27,159	47,331
79,180	JX HOLDINGS INC	390,898	537,334
7,000	KAJIMA CORP	15,004	18,622
16,000	KAMIGUMI CO LTD	112,464	134,395
38,000	KANEKA CORP	253,846	263,493
11,900	KANSAI ELECTRIC POWER CO INC	258,103	293,712
2,000	KANSAI PAINT CO LTD	10,449	19,361
18,600	KAO CORP	435,196	501,231
92,000	KAWASAKI HEAVY INDUSTRIES	220,820	309,334
20,000	KAWASAKI KISEN KAISHA LTD	71,674	87,938
50	KDDI CORP	240,697	288,815
6,000	KEIKYU CORP	45,614	52,984
3,000	KEIO CORP	15,740	20,470
5,000	KEISEI ELECTRIC RAILWAY CO	23,110	33,377
710	KEYENCE CORP	131,805	205,671
6,000	KIKKOMAN CORP	52,867	67,247
20,000	KINTETSU CORP	66,744	62,566
15,000	KIRIN HOLDINGS CO LTD	169,540	210,423
51,000	KOBE STEEL LTD	74,632	129,394
15,100	KOMATSU LTD	187,238	456,940
3,900	KONAMI CORP	61,913	82,905
18,500	KONICA MINOLTA HOLDINGS INC	174,028	192,305
21,000	KUBOTA CORP	129,773	198,895
5,500	KURARAY CO LTD	46,234	78,848
4,300	KURITA WATER INDUSTRIES LTD	96,931	135,471

See accompanying notes to financial statements.	68	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
2,700	KYOCERA CORP	$198,000	275,674
3,000	KYOWA HAKKO KIRIN CO LTD	23,089	30,889
4,300	KYUSHU ELECTRIC POWER CO INC	96,737	96,387
4,300	LAWSON INC	186,552	212,633
700	MABUCHI MOTOR CO LTD	36,674	36,080
10,400	MAKITA CORP	298,565	425,254
44,000	MARUBENI CORP	181,070	309,433
6,500	MARUI GROUP CO LTD	32,287	52,997
32,000	MAZDA MOTOR CORP	59,801	91,830
22,700	MEDIPAL HOLDINGS CORP	268,711	250,222
6,900	MEIJI HOLDINGS CO LTD	260,803	311,884
7,540	MEITEC CORP (b)	124,966	161,305
76,500	MITSUBISHI CHEMICAL HOLDINGS	336,902	519,147
34,600	MITSUBISHI CORP	648,370	936,658
32,000	MITSUBISHI ELECTRIC CORP	148,393	335,789
18,000	MITSUBISHI ESTATE CO LTD	212,941	333,868
17,000	MITSUBISHI GAS CHEMICAL CO	75,149	120,810
57,000	MITSUBISHI HEAVY INDUSTRIES	185,317	214,117
4,000	MITSUBISHI LOGISTICS CORP	45,017	53,305
108,000	MITSUBISHI MATERIALS CORP (b)	293,296	344,509
48,000	MITSUBISHI MOTORS CORP (b)	72,153	69,759
5,000	MITSUBISHI TANABE PHARMA	54,031	84,428
419,200	MITSUBISHI UFJ FINANCIAL GRO	2,059,726	2,266,539
3,960	MITSUBISHI UFJ LEASE & FINAN	130,425	157,047
71,000	MITSUI & CO LTD	824,847	1,172,640
102,000	MITSUI CHEMICALS INC	317,085	365,570
35,000	MITSUI ENGINEER & SHIPBUILD	83,842	92,680
14,000	MITSUI FUDOSAN CO LTD	160,770	279,159
3,000	MITSUI MINING & SMELTING CO	5,391	9,902
17,000	MITSUI OSK LINES LTD	90,171	115,994
314,000	MIZUHO FINANCIAL GROUP INC	567,650	591,696
29,000	MIZUHO SECURITIES CO LTD	61,853	83,221
10,280	MS&AD INSURANCE GROUP HOLDIN	242,067	257,653
3,600	MURATA MANUFACTURING CO LTD	162,615	252,285
23,500	NAMCO BANDAI HOLDINGS INC	240,157	252,384
41,000	NEC CORP	114,733	123,211
123,000	NEC CORP	342,135	369,634
3,000	NGK INSULATORS LTD	44,485	48,957
3,000	NGK SPARK PLUG CO LTD	28,359	46,038
1,600	NIDEC CORP	75,128	161,786
6,000	NIKON CORP	75,728	121,709
11,500	NIKON CORP	209,644	233,275
1,600	NINTENDO CO LTD	401,254	469,593
11	NIPPON BUILDING FUND INC	90,970	112,854
9,000	NIPPON ELECTRIC GLASS CO LTD	66,934	129,911
17,000	NIPPON EXPRESS CO LTD	60,747	76,632
72,000	NIPPON EXPRESS CO LTD	277,746	324,557
6,000	NIPPON MEAT PACKERS INC	72,315	78,405
3,100	NIPPON PAPER GROUP INC	78,898	81,324
11,000	NIPPON SHEET GLASS CO LTD	30,764	29,670
83,000	NIPPON STEEL CORP	239,272	298,496
9,300	NIPPON TELEGRAPH & TELEPHONE	356,996	420,938
29,000	NIPPON YUSEN	99,727	128,581
45,000	NIPPON YUSEN	175,208	199,523
17,000	NISHI-NIPPON CITY BANK LTD	40,901	51,716
74,000	NISHI-NIPPON CITY BANK LTD	209,165	225,116
55,000	NISSAN MOTOR CO LTD	480,250	523,624
42,600	NISSAN MOTOR CO LTD	187,438	405,571
2,500	NISSHIN SEIFUN GROUP INC	25,731	31,745
3,000	NISSHINBO HOLDINGS INC	23,700	32,884
1,300	NISSIN FOODS HOLDINGS CO LTD	47,622	46,592
600	NITORI HOLDINGS CO LTD	33,819	52,467
3,200	NITTO DENKO CORP	77,639	150,751
35,200	NKSJ HOLDINGS INC (b)	219,922	259,251
48,500	NOMURA HOLDINGS INC	262,863	307,628
2,700	NOMURA RESEARCH INSTITUTE LT	43,930	60,123
6,000	NSK LTD	24,006	54,241

See accompanying notes to financial statements.	69	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
29,000	NTN CORP	$116,432	153,940
15	NTT DATA CORP	39,108	51,931
284	NTT DOCOMO INC	404,857	495,989
58	NTT URBAN DEVELOPMENT CORP	54,407	57,147
12,000	OBAYASHI CORP	48,665	55,275
8,000	ODAKYU ELECTRIC RAILWAY CO	62,234	74,488
13,000	OJI PAPER CO LTD	49,994	62,924
4,000	OLYMPUS CORP	61,766	121,093
7,300	OMRON CORP	99,962	193,393
1,400	ONO PHARMACEUTICAL CO LTD	60,256	65,350
8,000	ONWARD HOLDINGS CO LTD	54,094	69,266
800	ORIENTAL LAND CO LTD	50,479	74,094
7,210	ORIX CORP	484,775	709,512
86,000	OSAKA GAS CO LTD	307,684	333,646
30,500	PANASONIC CORP	376,359	433,118
153	RAKUTEN INC (b)	84,827	128,138
30,000	RICOH CO LTD	378,821	439,689
1,200	RINNAI CORP	52,047	73,306
1,800	ROHM CO LTD	99,465	117,497
15,900	SANKYO CO LTD	848,356	897,871
2,600	SANTEN PHARMACEUTICAL CO LTD	85,886	90,303
35,000	SAPPORO HOKUYO HOLDINGS INC	109,166	163,806
10,000	SAPPORO HOLDINGS LTD	50,459	45,324
433	SBI HOLDINGS INC	45,378	65,702
3,400	SECOM CO LTD	133,812	161,010
4,100	SEGA SAMMY HOLDINGS INC	38,822	78,017
12,900	SEIKO EPSON CORP	193,547	235,141
25,000	SEINO HOLDINGS CO LTD	196,920	171,811
13,000	SEKISUI CHEMICAL CO LTD	66,177	93,345
6,000	SEKISUI HOUSE LTD	44,394	60,670
13,000	SEVEN & I HOLDINGS CO LTD	286,258	347,441
4	SEVEN BANK LTD	9,649	8,469
20,000	SHARP CORP	174,731	206,174
4,200	SHIKOKU ELECTRIC POWER CO	116,898	123,527
4,000	SHIMADZU CORP	25,419	31,086
1,000	SHIMAMURA CO LTD	61,206	92,741
1,500	SHIMANO INC	58,204	76,299
2,000	SHIMIZU CORP	7,530	8,547
6,600	SHIN-ETSU CHEMICAL CO LTD	318,188	357,663
4,000	SHIONOGI & CO LTD	67,679	78,972
3,000	SHISEIDO CO LTD	43,317	65,547
8,000	SHIZUOKA BANK LTD/THE (b)	74,794	73,799
21,000	SHOWA DENKO K K	33,824	47,331
7,400	SHOWA SHELL SEKIYU KK	69,579	67,808
600	SMC CORP	57,789	102,791
14,200	SOFTBANK CORP	235,288	491,617
21,900	SOJITZ CORP	34,134	48,011
17,300	SONY CORP	411,992	623,658
33	SONY FINANCIAL HOLDINGS INC	85,415	133,514
2,700	STANLEY ELECTRIC CO LTD	30,745	50,446
97,000	SUMITOMO CHEMICAL CO LTD	443,397	477,869
21,300	SUMITOMO CORP	207,214	301,423
13,100	SUMITOMO ELECTRIC INDUSTRIES	127,803	181,994
12,000	SUMITOMO HEAVY INDUSTRIES	39,379	77,149
62,000	SUMITOMO METAL INDUSTRIES	136,710	152,721
18,000	SUMITOMO METAL MINING CO LTD	242,021	314,581
23,000	SUMITOMO MITSUI FINANCIAL GR	728,366	819,226
7,000	SUMITOMO REALTY & DEVELOPMNT	81,291	167,168
23,000	SUMITOMO TRUST & BANKING CO	99,242	145,036
1,000	SURUGA BANK LTD	8,247	9,311
500	SUZUKEN CO LTD	12,835	15,272
5,700	SUZUKI MOTOR CORP	102,733	140,405
19,400	T&D HOLDINGS INC	440,678	492,205
11,000	TAISEI CORP	19,821	25,741
2,000	TAISHO PHARMACEUTICAL CO LTD	40,190	43,772
2,000	TAIYO NIPPON SANSO CORP	11,493	17,661
27,000	TAKASHIMAYA CO LTD	194,251	231,446

See accompanying notes to financial statements.	70	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
3,400	TAKATA CORP	$83,835	100,584
13,400	TAKEDA PHARMACEUTICAL CO LTD	499,404	659,324
1,500	TDK CORP	58,582	104,380
83,000	TEIJIN LTD	212,360	354,719
2,600	TERUMO CORP	95,419	146,341
2,000	THK CO LTD	29,290	45,989
19,000	TOBU RAILWAY CO LTD	97,844	106,708
1,000	TOHO CO LTD	13,412	16,060
6,800	TOHOKU ELECTRIC POWER CO INC	143,233	151,588
11,600	TOKIO MARINE HOLDINGS INC	296,326	346,741
14,400	TOKYO BROADCASTING SYSTEM	196,223	204,489
24,700	TOKYO ELECTRIC POWER CO INC	607,774	603,250
3,200	TOKYO ELECTRON LTD	128,746	202,577
46,000	TOKYO GAS CO LTD	160,535	203,957
14,000	TOKYO TATEMONO CO LTD	52,674	64,833
14,000	TOKYU CORP	57,421	64,143
20,000	TOKYU LAND CORP	69,576	100,500
4,000	TONENGENERAL SEKIYU KK	37,796	43,747
48,000	TOPPAN PRINTING CO LTD	383,614	438,654
17,000	TORAY INDUSTRIES INC	70,413	101,547
66,000	TOSHIBA CORP	197,553	359,289
6,000	TOTO LTD	30,029	43,526
15,900	TOYO SEIKAN KAISHA LTD	265,689	302,554
1,000	TOYO SUISAN KAISHA LTD	23,262	22,255
9,200	TOYOTA AUTO BODY CO LTD	172,671	171,777
2,300	TOYOTA INDUSTRIES CORP	51,959	71,413
46,900	TOYOTA MOTOR CORP	1,599,107	1,859,971
19,700	TOYOTA TSUSHO CORP	264,953	346,960
2,500	TREND MICRO INC (b)	74,501	82,549
1,700	TSUMURA & CO	50,505	55,045
8,000	UBE INDUSTRIES LTD	13,963	24,041
2,100	UNICHARM CORP	42,706	83,541
23,800	UNIHAIR CO LTD (b)	281,701	319,507
1,000	USHIO INC	14,106	19,066
130	USS CO LTD	5,696	10,631
126	WEST JAPAN RAILWAY CO	427,214	470,985
236	YAHOO JAPAN CORP	62,283	91,559
2,500	YAKULT HONSHA CO LTD	42,793	72,019
1,270	YAMADA DENKI CO LTD	52,100	86,654
2,000	YAMAGUCHI FINANCIAL GROUP IN	18,216	20,248
15,100	YAMAHA CORP	164,370	187,463
11,300	YAMAHA MOTOR CO LTD (b)	134,328	184,126
9,000	YAMATO HOLDINGS CO LTD	96,669	128,138
12,000	YOKOGAWA ELECTRIC CORP	94,287	95,475
		49,315,381	63,267,029	18.25%
Jersey:
868	RANDGOLD RESOURCES LTD	57,706	71,385
		57,706	71,385	0.02%
Luxembourg:
15,315	ARCELORMITTAL	336,733	580,798
1,600	MILLICOM INTL CELLULAR-SDR	87,461	153,676
3,311	SES	62,443	78,821
6,028	TENARIS SA	60,927	147,810
		547,564	961,105	0.28%
Macau:
30,000	WYNN MACAU LTD	50,423	67,161
		50,423	67,161	0.02%
Mexico:
13,800	DESARROLLADORA HOMEX-ADR (b)(c)	414,776	466,578
7,700	FOMENTO ECONOMICO MEX-SP ADR (c)	236,240	430,584
2,393	FRESNILLO PLC	48,607	62,231
86,000	GENOMMA LAB INTERNACIONAL-B (b)	157,664	205,853
		857,287	1,165,246	0.34%
Netherlands:
27,148	AEGON NV (b)	127,577	166,004
9,407	AKZO NOBEL	457,135	584,332
5,963	ASML HOLDING NV	107,018	230,281

See accompanying notes to financial statements.	71	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Netherlands (Cont’d):
28,133	BRIT INSURANCE HOLDINGS NV (b)	$328,384	457,034
1,079	CORIO NV	43,024	69,230
5,200	CSM	148,650	181,985
2,751	DELTA LLOYD NV	50,800	55,454
6,423	EADS NV (b)	81,439	149,686
1,198	FUGRO NV-CVA	57,119	98,453
12,624	GEMALTO	426,701	537,198
1,747	HEINEKEN HOLDING NV	53,733	75,929
3,004	HEINEKEN NV	84,487	147,280
70,094	ING GROEP NV-CVA (b)	469,277	681,880
27,137	KONINKLIJKE AHOLD NV	326,725	358,128
2,539	KONINKLIJKE DSM NV	86,313	144,550
72,374	KONINKLIJKE KPN NV	1,004,855	1,056,090
18,384	KONINKLIJKE PHILIPS ELECTRON	321,594	563,055
3,200	NUTRECO NV	177,318	242,839
2,977	QIAGEN N.V. (b)	47,317	58,199
3,773	RANDSTAD HOLDING NV (b)	73,225	199,150
11,940	REED ELSEVIER NV	133,131	147,697
94,127	ROYAL DUTCH SHELL PLC-A SHS	2,363,341	3,128,860
46,554	ROYAL DUTCH SHELL PLC-B SHS	1,089,498	1,535,085
6,056	SBM OFFSHORE NV	85,999	135,670
2,181	SNS REAAL (b)	6,124	9,297
8,454	TNT NV	150,536	223,113
28,402	UNILEVER NV-CVA	579,364	884,302
6,193	WOLTERS KLUWER (b)	101,075	135,719
		8,981,759	12,256,500	3.54%
New Zealand:
7,267	CONTACT ENERGY LTD (b)	21,310	35,265
14,246	FLETCHER BUILDING LTD	48,135	85,000
25,416	TELECOM CORP OF NEW ZEALAND	36,442	42,960
		105,887	163,225	0.05%
Norway:
3,900	AKER SOLUTIONS ASA	51,913	66,336
17,600	DNB NOR ASA	139,946	247,029
3,600	FRED OLSEN ENERGY ASA (b)	100,130	159,051
31,521	NORSK HYDRO ASA	131,018	230,178
12,000	ORKLA ASA	80,407	116,605
20,900	RENEWABLE ENERGY CORP ASA (b)	51,708	63,720
29,448	STATOIL ASA	576,188	699,473
10,900	TELENOR ASA	62,904	177,087
4,000	YARA INTERNATIONAL ASA	109,527	231,359
		1,303,741	1,990,838	0.57%
Papua New Guinea:
1,700	OIL SEARCH LTD	11,427	12,235
		11,427	12,235	0.00%
Portugal:
14,486	BANCO ESPIRITO SANTO-REG	65,645	55,749
3,480	BRISA-AUTO-ESTRADAS PORTUGAL	21,107	24,270
8,464	CIMPOR-CIMENTOS DE PORTUGAL	39,214	57,343
12,192	EDP-ENERGIAS DE PORTUGAL SA	41,221	40,583
2,881	GALP ENERGIA SGPS SA-B SHRS	35,487	55,206
6,408	JERONIMO MARTINS	30,015	97,616
37,175	PORTUGAL TELECOM SGPS SA-REG	459,082	416,285
		691,771	747,052	0.22%
Russia:
62,800	ROSNEFT OJSC-REG S GDR (b)	424,989	449,648
25,200	TMK-GDR REG S (b)	417,226	520,632
		842,215	970,280	0.28%
Singapore:
30,000	ASCENDAS REAL ESTATE INV TRT	49,252	48,388
109,000	CAPITACOMMERCIAL TRUST	120,707	127,398
49,500	CAPITALAND LTD	85,171	143,095
36,000	CAPITAMALL TRUST (b)	34,178	54,699
11,000	CITY DEVELOPMENTS LTD	70,839	107,654
51,000	COSCO CORP SINGAPORE LTD	48,134	85,041
106,500	DBS GROUP HOLDINGS LTD	846,917	1,188,335
13,000	FORTUNE REIT	5,158	6,690

See accompanying notes to financial statements.	72	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Singapore (Cont’d):
75,000	FRASER AND NEAVE LTD	$214,133	374,598
118,800	GENTING SINGAPORE PLC (b)	60,943	202,725
9,000	HI-P INTERNATIONAL LTD (b)	6,828	7,153
11,000	JARDINE CYCLE & CARRIAGE LTD	97,679	313,704
196,200	KEPPEL CORP LTD	1,125,391	1,730,579
4,000	K-GREEN TRUST (b)	1,432	3,319
28,000	OLAM INTERNATIONAL LTD	32,014	68,507
44,000	OVERSEA-CHINESE BANKING CORP	141,236	338,732
93,000	SEMBCORP INDUSTRIES LTD	228,763	372,471
22,000	SEMBCORP MARINE LTD	32,803	92,054
14,000	SIA ENGINEERING CO LTD	20,258	46,144
12,000	SINGAPORE AIRLINES LTD	70,334	143,060
13,000	SINGAPORE EXCHANGE LTD	40,226	85,291
25,000	SINGAPORE PRESS HOLDINGS LTD (b)	41,026	77,530
23,000	SINGAPORE TECH ENGINEERING	52,809	61,291
137,000	SINGAPORE TELECOM LTD	242,938	325,587
50,000	STARHILL GLOBAL REIT	20,684	24,350
99,000	SUNTEC REIT	98,210	115,710
8,000	UNITED ENGINEERS LTD (b)	15,529	16,955
25,000	UNITED OVERSEAS BANK LTD	160,579	354,534
47,000	UOL GROUP LIMITED (b)	121,410	173,955
		4,085,581	6,689,549	1.93%
South Korea:
430	CJ CHEILJEDANG CORP (b)	91,936	82,219
890	CJ CORP (b)	51,821	61,874
1,360	DAELIM INDUSTRIAL CO LTD (b)	82,546	140,805
2,360	DAISHIN SECURITIES CO. (b)	29,927	34,415
2,690	DONGBU INSURANCE CO LTD (b)	83,391	106,661
890	DOOSAN CORP (b)	99,096	120,768
3,090	GS HOLDINGS (b)	112,129	177,520
180	GS HOME SHOPPING INC (b)	11,109	17,335
1,260	HALLA CLIMATE CONTROL (b)	24,557	22,205
6,843	HANA FINANCIAL GROUP	170,292	261,082
4,850	HANWHA CHEMICAL CORP (b)	61,676	132,479
1,220	HYOSUNG CORPORATION (b)	119,364	113,948
790	HYUNDAI MIPO DOCKYARD (b)	67,775	155,926
150	HYUNDAI STEEL CO (b)	13,008	16,455
9,730	INDUSTRIAL BANK OF KOREA (b)	119,744	160,752
6,050	KANGWON LAND INC (b)	107,865	148,998
2,190	KIA MOTORS CORPORATION (b)	57,502	97,642
828	KOREA ZINC CO LTD (b)	90,286	201,729
3,430	KT&G CORP (b)	189,118	195,542
279	LOTTE CHILSUNG BEVERAGE CO (b)	180,038	236,003
510	LOTTE SHOPPING CO (b)	104,433	212,556
1,610	MIRAE ASSET SECURITIES CO LT	78,699	84,976
1,020	NH INVESTMENT & SECURITIES	9,590	9,347
100	NHN CORP (b)	13,537	20,002
510	SAMSUNG C&T CORP (b)	31,067	35,456
120	SAMSUNG FIRE & MARINE INS (b)	18,522	23,791
7,850	SAMSUNG HEAVY INDUSTRIES (b)	181,434	284,977
250	SAMYANG CORPORATION (b)	14,802	15,376
20	SHINSEGAE CO LTD (b)	8,483	10,820
310	SK ENERGY CO LTD (b)	38,846	52,991
1,820	SK HOLDINGS CO LTD (b)	155,087	223,711
5,810	SK NETWORKS CO LTD (b)	55,710	68,344
500	WOONGJIN COWAY CO LTD (b)	16,420	17,755
		2,489,810	3,544,460	1.02%
Spain:
4,500	ABENGOA (b)	129,412	110,493
4,082	ABERTIS INFRAESTRUCTURAS SA	61,599	73,393
5,493	ACERINOX SA	66,922	96,340
2,447	ACS ACTIVIDADES CONS Y SERV	105,135	114,691
66,802	BANCO BILBAO VIZCAYA ARGENTA	585,775	674,850
13,498	BANCO DE SABADELL SA	64,346	53,209
51,061	BANCO POPULAR ESPANOL	343,582	262,009
125,228	BANCO SANTANDER SA (b)	953,246	1,326,664
173	CONSTRUCC Y AUX DE FERROCARR	78,797	90,158

See accompanying notes to financial statements.	73	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Spain (Cont’d):
24,405	CRITERIA CAIXACORP SA	$98,086	129,860
2,531	ENAGAS	38,143	50,444
16,085	FERROVIAL SA	79,147	159,808
3,797	FOMENTO DE CONSTRUC Y CONTRA	150,651	99,752
2,805	GAMESA CORP TECNOLOGICA SA (b)	23,996	21,410
21,362	GAS NATURAL SDG SA	318,614	327,988
2,222	GRIFOLS SA	33,845	30,286
13,908	IBERDROLA RENOVABLES SA	53,405	49,362
65,599	IBERDROLA SA	462,139	505,613
4,941	INDITEX	202,632	369,940
16,420	MAPFRE SA	54,049	45,595
2,111	RED ELECTRICA CORPORACION SA	88,270	99,295
13,070	REPSOL YPF SA	249,017	364,148
68,940	TELEFONICA SA	1,394,523	1,562,863
1,030	ZARDOYA OTIS SA	15,577	14,507
		5,650,908	6,632,678	1.91%
Sweden:
4,550	ALFA LAVAL AB	35,782	95,860
7,400	ASSA ABLOY AB-B	89,466	208,495
9,200	ATLAS COPCO AB-A SHS	72,813	232,126
19,000	ATLAS COPCO AB-B SHS	331,283	429,672
1,910	AXFOOD AB (b)	64,408	71,421
1,100	CDON GROUP (b)	2,942	5,086
17,000	ELECTROLUX AB-SER B	320,805	482,766
49,000	ERICSSON LM-B SHS	453,735	569,350
3,200	GETINGE AB-B SHS	37,616	67,037
15,150	HENNES & MAURITZ AB-B SHS	327,861	504,563
3,700	HEXAGON AB-B SHS	56,830	79,327
400	HOLMEN AB-B SHARES	8,156	13,167
17,500	HUSQVARNA AB-B SHS	64,201	146,097
11,800	INVESTOR AB-B SHS	161,782	252,463
3,000	KINNEVIK INVESTMENT AB-B (b)	51,225	61,108
22,800	MEDA AB-A SHS (b)	179,779	173,564
1,100	MODERN TIMES GROUP-B SHS	50,174	72,779
8,000	NCC AB-B SHS (b)	132,699	175,800
50,800	NORDEA BANK AB (b)	331,033	552,500
1,600	RATOS AB-B SHS	51,337	59,234
13,973	SANDVIK AB	86,678	272,362
7,800	SCANIA AB-B SHS	65,585	179,407
30,200	SECURITAS AB-B SHS	334,777	353,151
20,400	SKANDINAVISKA ENSKILDA BAN-A	71,603	170,156
5,600	SKANSKA AB-B SHS	76,386	110,987
13,800	SKF AB-B SHARES	141,836	393,124
5,400	SSAB AB-A SHARES	48,129	90,725
41,976	SVENSKA CELLULOSA AB-B SHS	412,152	662,796
6,900	SVENSKA HANDELSBANKEN-A SHS	116,989	220,465
18,300	SWEDBANK AB - A SHARES (b)	58,744	255,216
6,600	SWEDISH MATCH AB	95,099	191,058
3,900	TELE2 AB-B SHS	34,548	80,948
36,500	TELIASONERA AB	199,153	289,251
15,032	TRELLEBORG AB-B SHS	103,955	158,906
5,800	VOLVO AB-A SHS (b)	29,472	99,170
58,100	VOLVO AB-B SHS (b)	689,395	1,023,644
		5,388,428	8,803,781	2.54%
Switzerland:
41,343	ABB LTD-REG (b)	560,773	921,116
17,000	ABB LTD-SPON ADR (b)(c)	269,654	381,650
1,591	ACTELION LTD-REG (b)	73,405	87,129
36,970	ADECCO SA-REG	1,734,763	2,422,026
300	ALLREAL HOLDING AG-REG	41,087	43,704
2,727	ARYZTA AG (b)	68,593	125,860
2,289	BALOISE HOLDING AG - REG	185,242	222,798
148	BKW FMB ENERGIE AG	11,039	11,192
8,185	CIE FINANCIERE RICHEMON-BR A	130,638	481,509
12,459	CLARIANT AG-REG (b)	179,875	252,398
18,108	CREDIT SUISSE GROUP AG-REG	547,506	729,608
3,082	EFG INTERNATIONAL AG	32,625	42,195

See accompanying notes to financial statements.	74	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Switzerland (Cont’d):
120	FORBO HOLDING AG-REG	$63,400	75,728
7,257	GAM HOLDING AG (b)	78,489	119,925
953	GEBERIT AG-REG	83,492	220,380
476	GIVAUDAN-REG	276,626	513,714
560	HELVETIA HOLDING AG-REG	180,864	215,333
3,916	HOLCIM LTD-REG	168,212	295,923
3,728	JULIUS BAER GROUP LTD	78,764	174,652
967	KUEHNE & NAGEL INTL AG-REG	57,750	134,460
55	LINDT & SPRUENGLI AG-PC	90,640	166,249
3	LINDT & SPRUENGLI AG-REG	75,352	96,585
6,301	LOGITECH INTERNATIONAL-REG (b)	70,452	119,964
863	LONZA GROUP AG-REG	59,400	69,184
91,645	NESTLE SA-REG	3,275,296	5,366,809
2,629	NOBEL BIOCARE HOLDING AG-REG	45,806	49,575
84,967	NOVARTIS AG-REG	3,516,081	4,993,916
9,216	PANALPINA WELTTRANSPORT -REG (b)	638,290	1,187,826
19,480	PARGESA HOLDING SA-BR	1,361,824	1,654,370
1,450	PARGESA HOLDING SA-BR	94,567	123,144
12,394	ROCHE HOLDING AG-GENUSSCHEIN	1,602,744	1,816,165
4,279	SCHINDLER HOLDING AG-REG	355,774	512,148
755	SCHINDLER HOLDING-PART CERT	34,888	89,315
121	SGS SA-REG	130,564	203,063
27	SIKA AG-BR	52,359	59,231
648	SONOVA HOLDING AG-REG	35,616	83,658
65,678	STMICROELECTRONICS NV	438,245	679,205
257	STRAUMANN HOLDING AG-REG	41,380	58,826
1,872	SULZER AG-REG	96,613	285,328
475	SWATCH GROUP AG/THE-BR	59,791	211,760
2,391	SWATCH GROUP AG/THE-REG	61,462	192,830
3,454	SWISS LIFE HOLDING AG-REG (b)	283,601	499,485
9,001	SWISS REINSURANCE CO LTD-REG	262,435	484,264
451	SWISSCOM AG-REG	152,347	198,311
1,734	SYNGENTA AG-REG	377,174	507,259
1,901	TAMEDIA AG-REG (b)	113,489	252,335
4,746	TRANSOCEAN LTD (b)	325,038	325,140
59,520	TYCO ELECTRONICS LTD	1,190,727	2,107,008
19,300	UBS AG-REG (b)	318,432	316,876
400	UNIQUE ZURICH AIRPORT-REG (b)	144,877	163,436
36,346	XSTRATA PLC	298,411	853,105
3,853	ZURICH FINANCIAL SERVICES AG	705,997	998,151
4,513	WOLSELEY PLC (b)	70,476	143,958
		21,202,945	32,339,779	9.34%
Taiwan:
33,600	HON HAI PRECISION-GDR REG S (c)	258,773	271,152
		258,773	271,152	0.08%
Turkey:
36,900	TURKCELL ILETISIM HIZMET-ADR (c)	556,561	632,097
46,757	TURKIYE IS BANKASI-C	139,566	166,552
		696,127	798,649	0.23%
United States:
19,703	ARCH CAPITAL GROUP LTD (b)	1,157,280	1,734,849
5,526	BROOKFIELD PROPERTIES CORP	32,353	96,871
13,600	CENTRAL EURO DISTRIBUTION CP (b)	387,094	311,439
3,384	KRAFT FOODS INC-CLASS A	10,684	106,630
1,159	SYNTHES INC (b)	141,367	156,570
7,405	THOMSON REUTERS CORP	187,233	276,287
		1,916,011	2,682,646	0.77%
	Sub-total Common Stock:	241,739,411	335,562,959

Preferred Stocks:
Austria:
1,003	VIENNA INSURANCE GROUP AG	49,974	52,130
		49,974	52,130	0.02%
Brazil:
15,200	PETROLEO BRASILEIRO-SPON ADR (c)	481,349	519,384
29,300	VALE SA-SP PREF ADR (c)	636,136	885,446
		1,117,485	1,404,830	0.40%

See accompanying notes to financial statements.	75	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany:
1,521	BAYERISCHE MOTOREN WERKE-PFD	$49,611	78,250
1,114	FRESENIUS SE-PREF	51,175	95,375
2,360	HENKEL AG & CO KGAA VORZUG	60,940	146,754
1,443	PORSCHE AUTOMOBIL HLDG-PFD	70,934	115,039
861	RWE AG-NON VTG PFD	54,598	55,214
3,087	VOLKSWAGEN AG-PFD	235,465	500,785
		522,723	991,417	0.29%
	Sub-total Preferred Stock:	1,690,182	2,448,377

Corporate Bonds:
United Kingdom:
163,772	HSBC BANK PLC
	0.00%, 9/25/11	751,620	819,483
	Sub-total Corporate Bonds:	751,620	819,483	0.24%

Rights:
3,879	IVANHOE MINES LTD-RT-W/I	1,342	5,431
	Sub-total Rights:	1,342	5,431	0.00%

Warrants:

11,384	UBI BANCA SCPA-CW11 (b)	-	48
	Sub-total Warrants:	-	48	0.00%

Short-term investments:
7,747,967	NORTHERN INSTL GOVERNMENT SELECT PORTFOLIO, 0.01% (d)	7,747,967	7,747,967
	Sub-total Short-term investments:	7,747,967	7,747,967	2.24%
Grand total (e)		$251,930,522	346,584,265	100.05%

Notes to Schedule of Investments:
(a)	Securities are valued in accordance with procedures described in Note 2 to the financial statements.
(b)	Currently non-income producing assets.
(c)	Securities are American Depository Receipts of companies based outside of the United States representing 2.82% of net assets.
(d)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds.
(e)	At December 31, 2010, the cost for Federal income tax purposes was $253,209,535. The aggregate gross unrealized appreciation and depreciation of investments in securities based of this cost were as follows:

Gross unrealized appreciation	$95,384,386
Gross unrealized depreciation	(2,009,656)
Net unrealized appreciation	$93,374,730

See accompanying notes to financial statements.	76	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
December 31, 2010

At December 31, 2010, the Clearwater International Fund’s investments were denominated in the following currencies:

Concentration by Currency	Percent of Long-Term Investments
Euro	22.78%
British Pound	18.81
Japanese Yen	18.67
United States Dollar	12.80
Swiss Franc	8.36
Australian Dollar	6.01
All other currencies less than 5%	12.57
100.00%

At December 31, 2010, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:

Contracts to Deliver Currency	Amount (Local Currency)	In Exchange for Currency	Amount (Local Currency)	Settlement Date	Unrealized Gain (Loss)
United States Dollar	60,667	Euro	45,849	1/3/2011	599
United States Dollar	14,883	Euro	11,251	1/3/2011	150
United States Dollar	70,973	Hong Kong Dollar	552,312	1/3/2011	90
United States Dollar	70,812	Norwegian Krone	418,527	1/3/2011	903
United States Dollar	103,169	Swedish Kronor	701,851	1/3/2011	1,172
United States Dollar	1,013	British Pound	653	1/4/2011	6
United States Dollar	69,981	British Pound	45,278	1/4/2011	608
United States Dollar	47,792	British Pound	30,921	1/4/2011	415
United States Dollar	47,495	Euro	35,810	1/4/2011	357
United States Dollar	29,410	Japanese Yen	2,412,517	1/4/2011	304
United States Dollar	28,744	Euro	21,468	1/5/2011	(56)
United States Dollar	13,390	Japanese Yen	1,099,476	1/5/2011	152
United States Dollar	65,909	Japanese Yen	5,369,618	1/5/2011	229
United States Dollar	29,622	Japanese Yen	2,414,471	1/6/2011	118
					$5,047

At December 31, 2010, the Clearwater International Fund had outstanding spot foreign currency transactions as follows:

Contracts to Deliver Currency	Amount (Local Currency)	In Exchange for Currency	Amount (Local Currency)	Settlement Date	Unrealized Gain (Loss)
Hong Kong Dollar	12,828	United States Dollar	1,648	1/3/2011	$(2)
Hong Kong Dollar	9,570	United States Dollar	1,230	1/3/2011	(2)
United States Dollar	8,458	Korean Won	9,606,380	1/3/2011	7
Norwegian Krone	25,581	United States Dollar	4,378	1/4/2011	(5)
					$(2)

See accompanying notes to financial statements.	77	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater International Fund
December 31, 2010

See accompanying notes to financial statements.	78

Item 2. Code of Ethics

(a)	As of the end of the period covered by this Report, the Board of Trustees (the “Trustees”) of Clearwater Investment Trust (the “Trust”), adopted a code of ethics that applies to the Trust’s President/Principal Executive Officer and Chief Financial Officer/Treasurer or persons performing similar function whether or not those individuals are employed by the Trust or third parties.

(c)	During the period covered by this Report the Trustees adopted an amendment to the Trust’s code of ethics referred to in (a) above to augment the provisions of the Trust’s code of ethics that address honest and ethical conduct, including ethical handling of actual or apparent conflicts of interest between personal and professional relationships; full, fair, accurate, timely, and understandable disclosure in reports and documents that the Trust files with, or submits to, the Securities and Exchange Commission and in other public communications made by the Trust; and the prompt internal reporting of violations of the Trust’s code of ethics to an appropriate person or persons identified in the Trust’s code of ethics.

(d)	During the period covered by this report, the Trustees have granted no waivers, including implicit waivers, from any provisions of the Trust’s code of ethics referred to in (a) above.

(e)	Not applicable.

(f)	See Item 12(a).

Item 3. Audit Committee Financial Expert

The Board of Trustees of the Trust consists of six members, four of whom are Independent Trustees as defined by the Investment Company Act of 1940. The Board of Trustees does not include an “audit committee financial expert” as defined by Section 407 of the Sarbanes-Oxley Act of 2002 and the rules promulgated thereunder. Given the restrictive nature of the definition of an “audit committee financial expert”, the Trustees have determined that no current member of the Board of Trustees of the Trust qualifies as an “audit committee financial expert”. Furthermore, the Trustees have determined that given the nature of investment company financial statements in general and the investment policies of the Trust’s fund offerings in particular that the independent trustees possess the necessary skills and experience to perform the functions of the audit committee.

Item 4. Principal Accountant Fees and Services

(a)	Audit Fees	2010 = $78,000	2009 = $62,675

(b)	Audit-Related Fees	2010 = $0	2009 = $0

(c)	Tax Fees	2010 = $20,000	2009 = $0

(d)	All Other Fees	2010 = $0	2009 = $0

(e)

	1.	The Independent Trustees have not adopted pre-approval policies and procedures regarding the provision of audit or non-audit services to the trust, as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X, as they require that all such proposed services be approved by them in advance.

	2.	No services were pre-approved by the Independent Trustees pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Non-Audit Related Fees Provided to the Trust or to the Trust’s Investment Adviser.

	2010 = $0	2009 = $0

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants

The Audit Committee includes the four members of the Board of Trustees who have been deemed independent. The Audit Committee has adopted a charter.

Item 6. Investments

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable (the Trust is an open-end management investment company)

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable (the Trust is an open-end management investment company)

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable (the Trust is an open-end management investment company)

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 11. Controls and Procedures

(a)	The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There have been no significant changes in the Trust’s internal controls over financial reporting since the filing of the last report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits

(a)	The Clearwater Investment Trust Code of Ethics for the President, Chief Financial Officer and Treasurer is attached.

(b)	The certifications for each principal executive and principal financial officer of the Trust as required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached.

(c)	No written solicitations to purchase securities were sent or delivered during the period covered by this report by or on behalf of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clearwater Investment Trust

By	/s/ George H. Weyerhaeuser, Jr.
George H. Weyerhaeuser, Jr., Chairman

Date: March 10, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Clearwater Investment Trust

By	/s/ George H. Weyerhaeuser, Jr.
George H. Weyerhaeuser, Jr., Chairman

Date: March 10, 2011

Clearwater Investment Trust

By	/s/ George H. Weyerhaeuser, Jr.
George H. Weyerhaeuser, Jr., Treasurer

Date: March 10, 2011